UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10027

STATE FARM MUTUAL FUND TRUST

(Exact name of registrant as specified in charter)

One State Farm Plaza Bloomington, IL	61710-0001
(Address of principal executive offices)	(Zip code)

Alan Goldberg
K&L Gates LLP
Paul J. Smith	Three First National Plaza
One State Farm Plaza	70 West Madison St., Suite 3100
Bloomington, Illinois 61710-0001	Chicago, Illinois 60602-4207

(Names and addresses of agents for service)

Registrant’s telephone number, including area code: 1-800-447-4930

Date of fiscal year end: 12/31/2015

Date of reporting period: 03/31/2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

STATE FARM MUTUAL FUND TRUST EQUITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2015

(Unaudited)

	Shares	Value
Common Stocks (96.88%)
Consumer Discretionary (17.16%)
Advance Auto Parts Inc.	15,800	$2,365,102
AMC Networks Inc. Class A (a)	73,600	5,640,704
Best Buy Co. Inc.	68,500	2,588,615
BorgWarner Inc.	86,800	5,249,664
CarMax Inc. (a)	18,700	1,290,487
Chipotle Mexican Grill Inc. (a)	4,100	2,667,214
Comcast Corp. Class A	143,500	8,103,445
Delphi Automotive PLC	25,400	2,025,396
Foot Locker Inc.	25,200	1,587,600
Ford Motor Co.	129,200	2,085,288
Garmin Ltd.	106,300	5,051,376
Harman International Industries Inc.	20,500	2,739,415
Hilton Worldwide Holdings Inc. (a)	94,100	2,787,242
Home Depot Inc., The	49,100	5,578,251
Jarden Corp. (a)	44,800	2,369,920
L Brands Inc.	28,700	2,706,123
Lowe’s Companies Inc.	35,100	2,611,089
Marriott International Inc. Class A	35,400	2,843,328
O’Reilly Automotive Inc. (a)	12,200	2,638,128
Polaris Industries Inc.	17,800	2,511,580
Priceline Group Inc., The (a)	1,800	2,095,470
Target Corp.	67,400	5,531,518
Time Warner Inc.	64,300	5,429,492
Under Armour Inc. Class A (a)	43,200	3,488,400
Viacom Inc. Class B	79,200	5,409,360
Walt Disney Co., The	24,600	2,580,294

		89,974,501

Consumer Staples (9.59%)
Colgate-Palmolive Co.	77,600	5,380,784
Constellation Brands Inc. Class A (a)	27,400	3,184,154
Costco Wholesale Corp.	17,200	2,605,714
General Mills Inc.	75,700	4,284,620
JM Smucker Co., The	46,000	5,323,580
Keurig Green Mountain Inc.	19,400	2,167,562
Kroger Co., The	53,300	4,085,978
McCormick & Company Inc.	72,600	5,598,186
Monster Beverage Corp. (a)	12,000	1,660,740
PepsiCo Inc.	55,700	5,326,034
Pilgrim’s Pride Corp.	109,100	2,464,569
Rite Aid Corp. (a)	286,200	2,487,078
Sysco Corp.	65,100	2,456,223
Walgreens Boots Alliance Inc.	38,400	3,251,712

		50,276,934

Energy (6.23%)
Chevron Corp.	51,200	5,374,976
EOG Resources Inc.	51,800	4,749,542
EQT Corp.	32,500	2,693,275
Exxon Mobil Corp.	63,500	5,397,500
Halliburton Co.	43,600	1,913,168
Marathon Petroleum Corp.	25,600	2,621,184
Occidental Petroleum Corp.	33,200	2,423,600
ONEOK Inc.	35,000	1,688,400
Tesoro Corp.	33,700	3,076,473

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
Valero Energy Corp.	42,900	$2,729,298

		32,667,416

Financials (13.02%)
American International Group Inc.	96,100	5,265,319
Arch Capital Group Ltd. (a)	37,000	2,279,200
Bank of America Corp.	498,000	7,664,220
Capital One Financial Corp.	67,300	5,304,586
CIT Group Inc.	100,900	4,552,608
Federal Realty Investment Trust	19,600	2,885,316
Hartford Financial Services Group Inc., The	127,300	5,323,686
Invesco Ltd.	130,138	5,165,177
JPMorgan Chase & Co.	154,900	9,383,842
McGraw Hill Financial Inc.	29,400	3,039,960
Simon Property Group Inc.	28,200	5,517,048
Travelers Companies Inc., The	23,500	2,541,055
Wells Fargo & Co.	172,400	9,378,560

		68,300,577

Health Care (13.37%)
Abbott Laboratories	113,200	5,244,557
Actavis PLC (a)	19,400	5,773,828
Aetna Inc.	55,200	5,880,456
Amgen Inc.	14,700	2,349,795
Becton, Dickinson and Co.	56,600	8,127,194
C.R. Bard Inc.	8,300	1,389,005
Cardinal Health Inc.	29,300	2,644,911
Centene Corp. (a)	22,200	1,569,318
Cigna Corp.	49,600	6,420,224
DaVita HealthCare Partners Inc. (a)	32,200	2,617,216
Gilead Sciences Inc. (a)	19,200	1,884,096
HCA Holdings Inc. (a)	65,200	4,904,996
Illumina Inc. (a)	21,900	4,065,516
Incyte Corp. (a)	45,600	4,179,696
Johnson & Johnson	80,200	8,068,120
Regeneron Pharmaceuticals Inc. (a)	11,100	5,011,428

		70,130,356

Industrials (13.14%)
Avis Budget Group Inc. (a)	39,500	2,331,092
Boeing Co., The	34,600	5,192,768
Danaher Corp.	29,400	2,496,060
Delta Air Lines Inc.	112,900	5,075,984
FedEx Corp.	22,800	3,772,260
Honeywell International Inc.	74,900	7,812,819
Lockheed Martin Corp.	14,300	2,902,328
MSC Industrial Direct Co. Inc. Class A	36,400	2,628,080
Raytheon Co.	48,700	5,320,475
Southwest Airlines Co.	117,200	5,191,960
Union Pacific Corp.	75,600	8,188,236
United Continental Holdings Inc. (a)	73,000	4,909,250
United Rentals Inc. (a)	28,000	2,552,480
United Technologies Corp.	44,600	5,227,120

See accompanying notes to schedules of investments.	1

STATE FARM MUTUAL FUND TRUST EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Waste Management Inc.	47,900	$2,597,617
WESCO International Inc. (a)	38,800	2,711,732

		68,910,261

Information Technology (18.22%)
Accenture PLC Class A	28,800	2,698,272
Amdocs Ltd.	137,400	7,474,560
Amphenol Corp. Class A	50,400	2,970,072
Apple Inc.	117,525	14,623,636
ARRIS Group Inc. (a)	97,200	2,808,594
Automatic Data Processing Inc.	28,800	2,466,432
Avago Technologies Ltd.	20,300	2,577,694
Cognizant Technology Solutions Corp. Class A (a)	22,200	1,385,058
Computer Sciences Corp.	39,600	2,585,088
eBay Inc. (a)	91,200	5,260,416
Electronic Arts Inc. (a)	51,900	3,052,498
F5 Networks Inc. (a)	19,000	2,183,860
Freescale Semiconductor Ltd. (a)	112,100	4,569,196
Google Inc. Class A (a)	2,200	1,220,340
Google Inc. Class C (a)	2,200	1,205,600
Hewlett-Packard Co.	74,500	2,321,420
Intel Corp.	69,000	2,157,630
Intuit Inc.	29,300	2,840,928
Lam Research Corp.	31,400	2,205,379
Microchip Technology Inc.	48,100	2,352,090
Micron Technology Inc. (a)	141,900	3,849,747
Microsoft Corp.	73,000	2,967,815
Oracle Corp.	39,300	1,695,795
Paychex Inc.	52,100	2,584,942
QUALCOMM Inc.	35,200	2,440,768
salesforce.com inc. (a)	39,600	2,645,676
Skyworks Solutions Inc.	87,600	8,610,204
Visa Inc. Class A	27,600	1,805,316

		95,559,026

Materials (2.64%)
Celanese Corp. Series A	40,500	2,262,330
Dow Chemical Co., The	45,900	2,202,282
LyondellBasell Industries NV Class A	23,200	2,036,960
Packaging Corporation of America	31,300	2,447,347
Praxair Inc.	19,000	2,294,060
Sherwin-Williams Co., The	9,200	2,617,400

		13,860,379

Telecommunication Services (1.43%)
Verizon Communications Inc.	154,700	7,523,061

Utilities (2.08%)
NextEra Energy Inc.	52,400	5,452,220
Wisconsin Energy Corp.	109,700	5,430,150

		10,882,370

Total Common Stocks
(cost $389,945,557)		508,084,881

	Shares	Value
Short-term Investments (3.64%)
JPMorgan U.S. Government Money Market Fund	19,061,190	$19,061,190

Total Short-term Investments
(cost $19,061,190)		19,061,190

TOTAL INVESTMENTS (100.52%)
(cost $409,006,747)		527,146,071
LIABILITIES, NET OF OTHER ASSETS (-0.52%)		(2,722,026)

NET ASSETS (100.00%)		$524,424,045

(a)	Non-income producing security.

2	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2015

(Unaudited)

	Shares	Value
Common Stocks (98.67%)
Consumer Discretionary (15.85%)
BJ’s Restaurants Inc. (a)	27,500	$1,387,375
BorgWarner Inc.	16,660	1,007,595
Brunswick Corp.	35,540	1,828,533
Buffalo Wild Wings Inc. (a)	8,140	1,475,294
Build-A-Bear Workshop Inc. (a)	66,400	1,304,760
Carter’s Inc.	12,180	1,126,285
Chipotle Mexican Grill Inc. (a)	1,540	1,001,832
Core-Mark Holding Company Inc.	23,600	1,517,952
Cracker Barrel Old Country Store Inc.	9,700	1,475,758
Deckers Outdoor Corp. (a)	14,850	1,082,120
Dollar Tree Inc. (a)	22,020	1,786,813
Foot Locker Inc.	25,600	1,612,800
Harman International Industries Inc.	17,540	2,343,870
Isle of Capri Casinos Inc. (a)	125,400	1,761,870
Lands’ End Inc. (a)	35,200	1,262,976
Leggett & Platt Inc.	19,310	889,998
Lions Gate Entertainment Corp.	19,080	647,194
Live Nation Entertainment Inc. (a)	34,040	858,829
Marriott International Inc. Class A	10,490	842,557
Michael Kors Holdings Ltd. (a)	13,180	866,585
Mohawk Industries Inc. (a)	17,480	3,246,910
Outerwall Inc.	23,500	1,553,820
Penn National Gaming Inc. (a)	97,300	1,523,718
Penske Automotive Group Inc.	19,820	1,020,532
Polaris Industries Inc.	9,420	1,329,162
Signet Jewelers Ltd.	12,250	1,700,178
Skechers U.S.A. Inc. Class A (a)	31,700	2,279,547
Stage Stores Inc.	64,300	1,473,756
Strattec Security Corp.	14,300	1,055,912
Tractor Supply Co.	17,070	1,451,974
Ulta Salon, Cosmetics & Fragrance Inc. (a)	12,220	1,843,387
Yum! Brands Inc.	13,920	1,095,782

		45,655,674

Consumer Staples (4.00%)
Constellation Brands Inc. Class A (a)	6,760	785,580
Hain Celestial Group Inc., The (a)	16,290	1,043,374
Hormel Foods Corp.	37,800	2,148,930
Ingles Markets Inc. Class A	28,100	1,390,388
Kroger Co., The	24,310	1,863,605
Tyson Foods Inc. Class A	82,410	3,156,303
United Natural Foods Inc. (a)	14,910	1,148,666

		11,536,846

Energy (4.28%)
Alon USA Energy Inc.	87,800	1,454,846
Devon Energy Corp.	32,060	1,933,539
Energy XXI Ltd.	55,800	203,112
Green Plains Inc.	86,700	2,475,285
Pacific Ethanol Inc. (a)	9,343	100,811
PDC Energy Inc. (a)	29,050	1,569,862
Pioneer Energy Services Corp. (a)	162,500	880,750
Renewable Energy Group Inc. (a)	138,100	1,273,282
REX American Resources Corp. (a)	26,500	1,611,465

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
Stone Energy Corp. (a)	55,400	$813,272

		12,316,224

Financials (25.56%)
Affiliated Managers Group Inc. (a)	4,980	1,069,604
Ameriprise Financial Inc.	12,190	1,594,940
AmTrust Financial Services Inc.	24,900	1,418,926
Calamos Asset Management Inc. Class A	91,700	1,233,365
Capitol Federal Financial Inc.	123,200	1,540,000
Cash America International Inc.	42,100	980,930
CBOE Holdings Inc.	13,500	774,968
CBRE Group Inc. Class A (a)	38,360	1,484,916
Chambers Street Properties	162,200	1,278,136
Clifton Bancorp Inc.	62,400	880,464
CNO Financial Group Inc.	93,000	1,601,460
Corporate Office Properties Trust	85,400	2,509,052
E*TRADE Financial Corp. (a)	53,800	1,536,259
East West Bancorp Inc.	40,170	1,625,278
Education Realty Trust Inc.	46,266	1,636,891
Enova International Inc. (a)	38,521	758,478
EPR Properties	26,900	1,614,807
F.N.B. Corp.	130,500	1,714,770
FelCor Lodging Trust Inc.	138,800	1,594,812
Fidelity & Guaranty Life	77,000	1,632,400
First BanCorp (a)	218,000	1,351,600
Flagstar Bancorp Inc. (a)	83,500	1,211,585
Government Properties Income Trust	59,000	1,348,150
Home Loan Servicing Solutions Ltd.	98,500	1,629,190
Hudson Pacific Properties Inc.	56,200	1,865,278
Independent Bank Corp.	42,300	1,855,701
Inland Real Estate Corp.	133,600	1,428,184
Jones Lang LaSalle Inc.	8,510	1,450,104
KeyCorp	70,820	1,002,811
LaSalle Hotel Properties	62,140	2,414,760
Lazard Ltd. Class A	46,940	2,468,575
Maiden Holdings Ltd.	124,000	1,838,920
Navigators Group Inc., The (a)	4,700	365,848
Nelnet Inc. Class A	33,300	1,575,756
OneBeacon Insurance Group Ltd. Class A	92,200	1,402,362
PHH Corp. (a)	66,200	1,600,054
PrivateBancorp Inc.	85,460	3,005,628
Ramco-Gershenson Properties Trust	88,300	1,642,380
Raymond James Financial Inc.	27,130	1,540,441
SEI Investments Co.	37,430	1,650,289
Selective Insurance Group Inc.	49,200	1,429,260
Signature Bank (a)	17,490	2,266,354
Strategic Hotels & Resorts Inc. (a)	58,040	721,437
SVB Financial Group (a)	7,070	898,173
Symetra Financial Corp.	78,600	1,843,956
Talmer Bancorp Inc. Class A	99,500	1,523,842
United Community Banks Inc.	82,400	1,555,712
Ventas Inc.	6,030	440,311

See accompanying notes to schedules of investments.	3

STATE FARM MUTUAL FUND TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Webster Financial Corp.	49,400	$1,830,271

		73,637,388

Health Care (12.35%)
Akorn Inc. (a)	39,510	1,877,120
Alkermes PLC (a)	15,310	933,451
Bio-Reference Laboratories Inc. (a)	50,700	1,786,668
Cambrex Corp. (a)	43,700	1,731,831
Catamaran Corp. (a)	42,410	2,525,091
Cerner Corp. (a)	17,650	1,293,039
Cooper Companies Inc., The	9,610	1,801,106
Endo International PLC (a)	24,270	2,177,019
Envision Healthcare Holdings (a)	46,670	1,789,794
Greatbatch Inc. (a)	30,600	1,770,210
IDEXX Laboratories Inc. (a)	7,250	1,119,980
Illumina Inc. (a)	5,550	1,030,302
Incyte Corp. (a)	7,710	706,699
Intercept Pharmaceuticals Inc. (a)	2,340	659,927
Jazz Pharmaceuticals PLC (a)	7,890	1,363,313
Magellan Health Inc. (a)	31,200	2,209,584
Medivation Inc. (a)	14,330	1,849,573
MEDNAX Inc. (a)	35,760	2,592,958
Owens & Minor Inc.	41,600	1,407,744
PDL BioPharma Inc.	188,800	1,328,208
Perrigo Co. PLC	4,260	705,243
RadNet Inc. (a)	97,513	819,109
Universal Health Services Inc. Class B	9,970	1,173,569
Zoetis Inc.	20,320	940,613

		35,592,151

Industrials (16.66%)
Acco Brands Corp. (a)	213,000	1,770,030
Air Lease Corp.	34,650	1,307,691
Atlas Air Worldwide Holdings Inc. (a)	29,600	1,273,392
Curtiss-Wright Corp.	21,500	1,589,710
Expeditors International of Washington Inc.	14,900	717,882
Greenbrier Companies Inc., The	23,000	1,334,000
Hawaiian Holdings Inc. (a)	125,100	2,755,328
Ingersoll-Rand PLC	18,140	1,234,971
JetBlue Airways Corp. (a)	117,100	2,254,175
Lennox International Inc.	17,810	1,989,199
Lydall Inc. (a)	52,200	1,655,784
Matson Inc.	41,700	1,758,072
Matthews International Corp. Class A	41,300	2,127,363
Meritor Inc. (a)	113,800	1,435,018
Middleby Corp., The (a)	6,710	688,782
Multi-Color Corp.	28,200	1,955,106
Old Dominion Freight Line Inc. (a)	13,670	1,056,691
Oshkosh Corp.	26,750	1,305,132
Quanta Services Inc. (a)	68,010	1,940,325
Republic Airways Holdings Inc. (a)	140,200	1,927,750
Rush Enterprises Inc. Class A (a)	40,300	1,102,608
SkyWest Inc.	106,600	1,557,426
Snap-on Inc.	6,910	1,016,185

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Southwest Airlines Co.	75,360	$3,338,448
Standex International Corp.	17,600	1,445,488
Toro Co., The	24,860	1,743,183
United Rentals Inc. (a)	25,740	2,346,458
Werner Enterprises Inc.	54,400	1,708,704
XPO Logistics Inc. (a)	36,900	1,677,843

		48,012,744

Information Technology (12.80%)
Activision Blizzard Inc.	33,690	765,605
Amkor Technology Inc. (a)	241,400	2,132,769
Amphenol Corp. Class A	15,500	913,415
Avago Technologies Ltd.	14,040	1,782,799
Belden Inc.	16,400	1,534,384
Cadence Design Systems Inc. (a)	38,200	704,408
CoStar Group Inc. (a)	6,160	1,218,633
EarthLink Holdings Corp.	201,700	895,548
Euronet Worldwide Inc. (a)	20,220	1,187,925
FireEye Inc. (a)	30,480	1,196,340
FleetCor Technologies Inc. (a)	5,690	858,735
Fortinet Inc. (a)	53,250	1,861,088
Gartner Inc. (a)	10,900	913,965
HomeAway Inc. (a)	25,070	756,362
Lam Research Corp.	24,410	1,714,436
Mentor Graphics Corp.	63,100	1,516,293
NetSuite Inc. (a)	8,690	806,084
NXP Semiconductors NV (a)	42,600	4,275,336
Palo Alto Networks Inc. (a)	9,380	1,370,230
Sanmina Corp. (a)	89,400	2,162,586
ServiceNow Inc. (a)	12,790	1,007,596
Take-Two Interactive Software Inc. (a)	67,200	1,710,576
Total System Services Inc.	17,180	655,417
TTM Technologies Inc. (a)	165,700	1,492,957
Tyler Technologies Inc. (a)	9,330	1,124,545
Unisys Corp. (a)	61,800	1,434,378
Yelp Inc. (a)	19,000	899,651

		36,892,061

Materials (4.01%)
Alcoa Inc.	81,120	1,048,070
Century Aluminum Co. (a)	60,600	836,280
Eagle Materials Inc.	37,400	3,125,144
Graphic Packaging Holding Co.	102,200	1,485,988
Kaiser Aluminum Corp.	22,300	1,714,647
Neenah Paper Inc.	29,200	1,826,168
Noranda Aluminum Holding Corp.	168,000	498,960
Sherwin-Williams Co., The	3,560	1,012,820

		11,548,077

Telecommunication Services (0.59%)
Intelsat SA (a)	88,000	1,056,000
Zayo Group Holdings Inc. (a)	22,630	632,735

		1,688,735

4	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Utilities (2.57%)
American Water Works Company Inc.	15,800	$856,518
Black Hills Corp.	27,900	1,407,276
California Water Service Group	59,500	1,458,345
Chesapeake Utilities Corp.	22,600	1,143,786
Empire District Electric Co., The	36,900	915,858
New Jersey Resources Corp.	52,600	1,633,756

		7,415,539

Total Common Stocks
(cost $241,903,630)		284,295,439

Short-term Investments (1.34%)
JPMorgan U.S. Government Money Market Fund	3,856,604	3,856,604

Total Short-term Investments
(cost $3,856,604)		3,856,604

TOTAL INVESTMENTS (100.01%)
(cost $245,760,234)		288,152,043
LIABILITIES, NET OF OTHER ASSETS (-0.01%)		(16,377)

NET ASSETS (100.00%)		$288,135,666

(a)	Non-income producing security.

See accompanying notes to schedules of investments.	5

STATE FARM MUTUAL FUND TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2015

(Unaudited)

	Shares	Value
Common Stocks (a) (96.29%)
Australia (1.40%)
Domino’s Pizza Enterprises Ltd.	71,977	$2,030,108

Austria (0.42%)
Erste Group Bank AG	24,822	610,230

Belgium (2.05%)
Anheuser-Busch InBev NV	11,952	1,460,119
UCB SA	20,996	1,516,774

		2,976,893

Canada (8.00%)
Barrick Gold Corp.	16,344	179,130
Canadian Pacific Railway Ltd.	15,950	2,920,378
Constellation Software Inc.	2,641	912,814
Gildan Activewear Inc.	49,800	1,468,187
Novadaq Technologies Inc. (b)	80,040	1,299,850
Restaurant Brands International Inc.	48,318	1,852,530
Valeant Pharmaceuticals International Inc. (b)	15,169	2,996,672

		11,629,561

China (4.26%)
Alibaba Group Holding Ltd. Sponsored ADR (b)	37,541	3,124,913
Baidu Inc. Sponsored ADR (b)	14,714	3,066,398

		6,191,311

Colombia (0.37%)
Bancolombia SA Sponsored ADR	13,608	535,203

Denmark (2.49%)
Novo Nordisk A/S Class B	67,948	3,627,319

France (9.35%)
Accor SA	6,287	327,843
Air Liquide SA	3,797	488,822
AXA SA	78,693	1,980,638
Cie Generale des Etablissements Michelin Class B	9,783	972,869
Compagnie de Saint-Gobain	10,495	460,808
Essilor International SA	12,431	1,427,267
Hermes International	228	80,503
JC Decaux SA	16,908	569,359
Legrand SA	13,485	730,452
L’Oreal SA	6,635	1,222,105
LVMH Moet Hennessy Louis Vuitton SE	5,554	977,410
Pernod Ricard SA	11,105	1,313,075
Schneider Electric SE (Paris)	23,759	1,848,897
Unibail-Rodamco SE (Amsterdam)	4,164	1,124,430
Unibail-Rodamco SE (Paris)	253	68,295

		13,592,773

Germany (8.00%)
Allianz SE Reg.	8,256	1,433,379

	Shares	Value
Common Stocks (Cont.)
Germany (Cont.)
Bayerische Motoren Werke (BMW) AG	16,399	$2,042,252
Daimler AG Registered Shares	14,964	1,437,064
Fresenius Medical Care AG & Co. KGaA	6,738	560,074
Fresenius SE & Co. KGaA	12,291	732,746
Infineon Technologies AG	190,546	2,266,912
Linde AG	7,651	1,555,825
SAP SE	22,232	1,606,870

		11,635,122

Hong Kong (3.73%)
CK Hutchison Holdings Ltd.	18,000	367,982
Hang Lung Properties Ltd.	76,000	212,542
Tencent Holdings Ltd.	217,600	4,135,010
Wynn Macau Ltd.	331,200	717,470

		5,433,004

India (0.95%)
Tata Motors Ltd. Sponsored ADR	30,567	1,377,349

Ireland (4.63%)
Actavis PLC (b)	9,570	2,848,224
Alkermes PLC (b)	25,041	1,526,750
Ryanair Holdings PLC Sponsored ADR	35,420	2,364,993

		6,739,967

Italy (0.26%)
Pirelli & C. SpA	23,179	383,676

Japan (7.61%)
Dentsu Inc.	16,400	701,568
Fanuc Corp.	16,500	3,602,176
Japan Tobacco Inc.	42,136	1,332,124
Komatsu Ltd.	30,600	599,842
LIXIL Group Corp.	7,900	186,960
Mitsubishi Estate Company Ltd.	1,000	23,192
OMRON Corp.	1,200	54,059
Ono Pharmaceutical Co. Ltd.	13,100	1,478,255
SMC Corp.	3,700	1,101,726
START TODAY Co. Ltd.	46,200	1,216,212
Tokio Marine Holdings Inc.	20,600	777,584

		11,073,698

Malaysia (0.44%)
Genting Berhad	253,200	614,565
Genting BHD Warrants (b)	59,490	29,396

		643,961

Netherlands (4.84%)
ASML Holding NV	27,361	2,773,845
Heineken NV	15,659	1,195,200

6	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Netherlands (Cont.)
NXP Semiconductors NV (b)	30,672	$3,078,242

		7,047,287

Singapore (0.46%)
United Overseas Bank Ltd.	39,719	665,776

Spain (1.88%)
Banco Bilbao Vizcaya Argentaria SA	174,281	1,760,154
Banco Bilbao Vizcaya Argentaria SA Rights (b)	174,281	25,111
Banco Santander SA	126,749	950,158

		2,735,423

Sweden (2.46%)
Atlas Copco AB Class A	46,800	1,515,087
Investor AB B Shares	21,331	849,119
Sandvik AB	52,451	587,348
Volvo AB B Shares	51,785	626,714

		3,578,268

Switzerland (9.97%)
ABB Ltd. Reg.	48,030	1,018,908
Compagnie Financiere Richemont SA Reg.	14,971	1,202,933
Holcim Ltd. Reg.	14,598	1,087,587
Nestle SA Reg.	21,369	1,609,136
Novartis AG Reg.	31,992	3,157,626
Partners Group Holding AG	3,693	1,100,984
Roche Holding AG	7,198	1,977,953
Swatch Group AG, The	2,069	874,993
Syngenta AG Reg.	3,583	1,217,247
UBS Group AG	66,927	1,254,955

		14,502,322

United Kingdom (15.86%)
Anglo American PLC	23,522	351,302
ARM Holdings PLC	125,263	2,034,431
ASOS PLC (b)	22,632	1,211,418
Auto Trader Group PLC (b) (c)	185,967	694,486
BG Group PLC	64,179	787,716
CRH PLC	2,100	54,562
Diageo PLC	54,840	1,515,467
Domino’s Pizza Group PLC	215,108	2,473,335
Glencore PLC	159,374	672,835
Hargreaves Lansdown PLC	132,330	2,257,182
Indivior PLC (b)	69,229	194,551
Liberty Global PLC Series C (b)	89,095	4,437,822
Lloyds Banking Group PLC (b)	1,521,736	1,763,899
Reckitt Benckiser Group PLC	10,753	923,743
Rolls-Royce Holdings PLC	114,452	1,614,225
Shire PLC	12,351	984,659
Standard Chartered PLC	67,349	1,090,832

		23,062,465

	Shares	Value
Common Stocks (Cont.)
United States (6.86%)
Endo International PLC (b)	34,670	$3,109,899
Freeport-McMoRan Inc.	38,316	726,088
Las Vegas Sands Corp.	23,109	1,271,919
MasterCard Inc. Class A	25,175	2,174,868
Norwegian Cruise Line Holdings Ltd. (b)	49,938	2,697,151

		9,979,925

Total Common Stocks
(cost $113,174,384)		140,051,641

Preferred Stocks (a) (1.47%)
Brazil (0.54%)
Banco Bradesco SA	42,346	393,666
Itau Unibanco Holding SA ADR	35,220	389,533

		783,199

Germany (0.93%)
Volkswagen AG	5,112	1,355,715

Total Preferred Stocks
(cost $2,104,922)		2,138,914

Short-term Investments (1.47%)
State Street Institutional U.S. Government Money Market Fund (b)	2,143,769	2,143,769

Total Short-term Investments
(cost $2,143,769)		2,143,769

TOTAL INVESTMENTS (99.23%)
(cost $117,423,075)		144,334,324
CASH AND OTHER ASSETS, NET OF LIABILITIES (0.77%)		1,113,077

NET ASSETS (100.00%)		$145,447,401

(a)	The Fund used data provided by an independent statistical fair value service to fair value the securities primarily traded on exchanges that closed before the regular close of trading of the New York Stock Exchange. This method of fair valuing foreign securities was established in the valuation procedures adopted by the Board of Trustees.

(b)	Non-income producing security.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in a transaction exempt from registration, normally to a qualified institutional buyer. At March 31, 2015, the value of this security amounted to $694,486 or 0.48% of net assets.

ADR - American Depositary Receipt

See accompanying notes to schedules of investments.	7

STATE FARM MUTUAL FUND TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2015

(Unaudited)

FOREIGN CURRENCY DENOMINATIONS

Currency	Value	%
Euro	$37,258,877	25.82
United States Dollar	36,352,101	25.19
British Pound	18,624,643	12.90
Swiss Franc	14,502,322	10.05
Japanese Yen	11,073,698	7.67
Canadian Dollar	10,150,581	7.03
Hong Kong Dollar	5,433,004	3.76
Danish Krone	3,627,319	2.51
Swedish Krona	3,578,268	2.48
Australian Dollar	2,030,108	1.41
Singapore Dollar	665,776	0.46
Malaysian Ringgit	643,961	0.45
Brazilian Real	393,666	0.27

Total Investments	$144,334,324	100.00%

SECTOR CLASSIFICATIONS

Sector	Value	%
Consumer Discretionary	$32,323,647	22.22
Health Care	27,438,619	18.87
Information Technology	25,922,848	17.82
Financials	19,634,844	13.50
Industrials	19,178,514	13.19
Consumer Staples	10,570,969	7.27
Materials	6,333,398	4.35
Energy	787,716	0.54

Total Stocks	142,190,555	97.76
Short-term Investments	2,143,769	1.47
Cash and Other Assets, Net of Liabilities	1,113,077	0.77

Net Assets	$145,447,401	100.00%

OPEN FORWARD FOREIGN CURRENCY CONTRACTS

Currency	Counterparty	Settlement Date	Foreign amount Purchased (Sold)	U.S. Dollar amount Purchased (Sold)	Unrealized Gain	Unrealized (Loss)
Euro	State Street Bank and Trust Company	04/02/2015	15,164	$(16,274)	$31	—
British Pound	State Street Bank and Trust Company	04/01/2015	(7,499)	11,104	—	(19)
British Pound	State Street Bank and Trust Company	04/02/2015	(4,983)	7,400	7	—
Euro	JPMorgan Chase Bank N.A.	04/01/2015	(337,349)	365,012	2,277	—
Euro	State Street Bank and Trust Company	04/01/2015	(18,260)	19,753	120	—
Euro	UBS AG	04/02/2015	(275,193)	295,557	—	(344)
Hong Kong Dollar	State Street Bank and Trust Company	04/01/2015	(347,760)	44,847	—	(10)
Japanese Yen	Credit Suisse London Branch (GFX)	04/01/2015	(21,028,420)	176,552	1,220	—

Total					$3,655	$(373)

8	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST S&P 500 INDEX FUND

SCHEDULE OF INVESTMENTS

March 31, 2015

(Unaudited)

	Shares	Value
Common Stocks (95.16%)
Consumer Discretionary (11.99%)
Amazon.com Inc. (a) (b)	21,556	$8,020,988
AutoNation Inc. (b)	4,229	272,052
AutoZone Inc. (b)	1,813	1,236,756
Bed Bath & Beyond Inc. (b)	10,483	804,832
Best Buy Co. Inc.	16,478	622,704
BorgWarner Inc.	12,869	778,317
Cablevision Systems Corp. Class A	12,399	226,902
CarMax Inc. (b)	11,889	820,460
Carnival Corp.	25,488	1,219,346
CBS Corp. Class B	25,900	1,570,317
Chipotle Mexican Grill Inc. (b)	1,755	1,141,698
Coach Inc.	15,599	646,267
Comcast Corp. Class A	143,858	8,123,661
Darden Restaurants Inc.	7,023	486,975
Delphi Automotive PLC	16,434	1,310,447
DIRECTV (b)	28,417	2,418,287
Discovery Communications Inc. Class A (b)	8,411	258,722
Discovery Communications Inc. Class C (b)	15,470	455,978
Dollar General Corp. (b)	17,170	1,294,275
Dollar Tree Inc. (b)	11,639	944,447
DR Horton Inc.	18,781	534,883
Expedia Inc.	5,588	525,998
Family Dollar Stores Inc.	5,438	430,907
Ford Motor Co.	223,897	3,613,698
Fossil Group Inc. (b)	2,546	209,918
GameStop Corp. Class A	6,147	233,340
Gannett Co. Inc.	12,785	474,068
GAP Inc., The	15,104	654,456
Garmin Ltd.	6,821	324,134
General Motors Co.	76,624	2,873,400
Genuine Parts Co.	8,651	806,187
Goodyear Tire & Rubber Co., The	15,545	420,959
H&R Block Inc.	15,576	499,522
Hanesbrands Inc.	22,661	759,370
Harley-Davidson Inc.	12,127	736,594
Harman International Industries Inc.	3,878	518,217
Hasbro Inc.	6,404	404,989
Home Depot Inc., The	74,557	8,470,421
Interpublic Group of Companies Inc., The	23,675	523,691
Johnson Controls Inc.	37,211	1,876,923
Kohl’s Corp.	11,433	894,632
L Brands Inc.	13,912	1,311,762
Leggett & Platt Inc.	7,793	359,179
Lennar Corp. Class A	10,108	523,695
Lowe’s Companies Inc.	55,045	4,094,798
Macy’s Inc.	19,282	1,251,595
Marriott International Inc. Class A	11,742	943,117
Mattel Inc.	19,179	438,240
McDonald’s Corp.	54,412	5,301,905
Michael Kors Holdings Ltd. (b)	11,365	747,249
Mohawk Industries Inc. (b)	3,507	651,425
Netflix Inc. (b)	3,433	1,430,497
Newell Rubbermaid Inc.	15,345	599,529
News Corp. Class A (b)	28,242	452,154

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
NIKE Inc. Class B	39,607	$3,973,770
Nordstrom Inc.	7,968	639,990
Omnicom Group Inc.	14,044	1,095,151
O’Reilly Automotive Inc. (b)	5,741	1,241,434
Priceline Group Inc., The (b)	2,940	3,422,601
PulteGroup Inc.	18,892	419,969
PVH Corp.	4,664	496,996
Ralph Lauren Corp.	3,425	450,388
Ross Stores Inc.	11,718	1,234,608
Royal Caribbean Cruises Ltd.	9,325	763,251
Scripps Networks Interactive Class A	5,516	378,177
Staples Inc.	36,213	589,729
Starbucks Corp.	42,443	4,019,352
Starwood Hotels & Resorts Worldwide Inc.	9,720	811,620
Target Corp.	36,039	2,957,721
Tiffany & Co.	6,370	560,624
Time Warner Cable Inc.	15,871	2,378,745
Time Warner Inc.	47,018	3,970,200
TJX Companies Inc., The	38,650	2,707,432
Tractor Supply Co.	7,694	654,452
TripAdvisor Inc. (b)	6,311	524,886
Twenty-First Century Fox Inc. Class A	103,516	3,502,981
Under Armour Inc. Class A (b)	9,434	761,796
Urban Outfitters Inc. (b)	5,668	258,744
VF Corp.	19,382	1,459,658
Viacom Inc. Class B	20,674	1,412,034
Walt Disney Co., The	88,511	9,283,919
Whirlpool Corp.	4,407	890,478
Wyndham Worldwide Corp.	6,825	617,458
Wynn Resorts Ltd.	4,585	577,160
Yum! Brands Inc.	24,520	1,930,214

		130,530,421

Consumer Staples (9.22%)
Altria Group Inc.	111,489	5,576,680
Archer-Daniels-Midland Co.	35,909	1,702,087
Brown-Forman Corp. Class B	8,854	799,959
Campbell Soup Co.	10,141	472,064
Clorox Co., The	7,418	818,873
Coca-Cola Co., The	222,468	9,021,077
Coca-Cola Enterprises Inc.	12,284	542,953
Colgate-Palmolive Co.	48,272	3,347,180
ConAgra Foods Inc.	24,042	878,254
Constellation Brands Inc. Class A (b)	9,496	1,103,530
Costco Wholesale Corp.	24,902	3,772,529
CVS Health Corp.	63,704	6,574,890
Dr. Pepper Snapple Group Inc.	11,002	863,437
Estee Lauder Companies Inc. Class A, The	12,675	1,054,053
General Mills Inc.	34,162	1,933,569
Hershey Co., The	8,375	845,121
Hormel Foods Corp.	7,607	432,458
JM Smucker Co., The	5,763	666,952
Kellogg Co.	14,265	940,777
Keurig Green Mountain Inc.	6,876	768,255

See accompanying notes to schedules of investments.	9

STATE FARM MUTUAL FUND TRUST S&P 500 INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Staples (Cont.)
Kimberly-Clark Corp.	20,690	$2,216,106
Kraft Foods Group Inc.	33,316	2,902,323
Kroger Co., The	27,787	2,130,151
Lorillard Inc.	20,372	1,331,310
McCormick & Company Inc.	7,310	563,674
Mead Johnson Nutrition Co. Class A	11,432	1,149,259
Molson Coors Brewing Co. Class B	9,019	671,465
Mondelez International Inc. Class A	93,382	3,370,156
Monster Beverage Corp. (b)	8,271	1,144,665
PepsiCo Inc.	83,922	8,024,622
Philip Morris International Inc.	87,577	6,597,175
Procter & Gamble Co., The	152,872	12,526,332
Reynolds American Inc.	17,437	1,201,584
Sysco Corp.	33,526	1,264,936
Tyson Foods Inc. Class A	16,585	635,206
Walgreens Boots Alliance Inc.	49,328	4,177,095
Wal-Mart Stores Inc.	89,354	7,349,366
Whole Foods Market Inc.	20,358	1,060,245

		100,430,368

Energy (7.66%)
Anadarko Petroleum Corp.	28,655	2,372,923
Apache Corp.	21,304	1,285,270
Baker Hughes Inc.	24,652	1,567,374
Cabot Oil & Gas Corp.	23,377	690,323
Cameron International Corp. (b)	11,177	504,306
Chesapeake Energy Corp.	29,365	415,808
Chevron Corp.	106,443	11,174,386
Cimarex Energy Co.	4,939	568,430
ConocoPhillips	69,642	4,335,911
CONSOL Energy Inc.	13,032	363,462
Devon Energy Corp.	21,933	1,322,779
Diamond Offshore Drilling Inc.	3,811	102,097
Ensco PLC Class A	13,266	279,515
EOG Resources Inc.	31,006	2,842,940
EQT Corp.	8,575	710,610
Exxon Mobil Corp.	237,474	20,185,290
FMC Technologies Inc. (b)	13,237	489,901
Halliburton Co.	48,200	2,115,016
Helmerich & Payne Inc.	6,129	417,201
Hess Corp.	13,755	933,552
Kinder Morgan Inc.	96,447	4,056,561
Marathon Oil Corp.	38,192	997,193
Marathon Petroleum Corp.	15,459	1,582,847
Murphy Oil Corp.	9,445	440,137
National-Oilwell Varco Inc.	23,208	1,160,168
Newfield Exploration Co. (b)	9,071	318,301
Noble Corp. PLC	14,273	203,818
Noble Energy Inc.	21,874	1,069,639
Occidental Petroleum Corp.	43,623	3,184,479
ONEOK Inc.	11,785	568,508
Phillips 66	30,769	2,418,443
Pioneer Natural Resources Co.	8,426	1,377,735
QEP Resources Inc.	9,390	195,782
Range Resources Corp.	9,550	496,982
Schlumberger Ltd.	72,199	6,024,285
Southwestern Energy Co. (b)	21,909	508,070

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
Spectra Energy Corp.	37,969	$1,373,339
Tesoro Corp.	7,146	652,358
Transocean Ltd.	19,281	282,852
Valero Energy Corp.	29,149	1,854,459
Williams Companies Inc., The	38,065	1,925,708

		83,368,758

Financials (15.42%)
ACE Ltd.	18,532	2,066,133
Affiliated Managers Group Inc. (b)	3,091	663,885
Aflac Inc.	24,848	1,590,525
Allstate Corp., The	23,575	1,677,833
American Express Co.	49,621	3,876,393
American International Group Inc.	77,698	4,257,073
American Tower Corp.	23,912	2,251,315
Ameriprise Financial Inc.	10,333	1,351,970
Aon PLC	15,866	1,525,040
Apartment Investment and Management Co.	8,742	344,085
Assurant Inc.	3,979	244,350
AvalonBay Communities Inc.	7,468	1,301,299
Bank of America Corp.	595,595	9,166,207
Bank of New York Mellon Corp.	63,061	2,537,575
BB&T Corp.	40,758	1,589,154
Berkshire Hathaway Inc. Class B (b)	103,238	14,899,308
BlackRock Inc.	7,182	2,627,463
Boston Properties Inc.	8,663	1,216,978
Capital One Financial Corp.	31,227	2,461,312
CBRE Group Inc. Class A (b)	15,827	612,663
Charles Schwab Corp., The	65,342	1,989,010
Chubb Corp., The	13,070	1,321,377
Cincinnati Financial Corp.	8,330	443,822
Citigroup Inc.	171,737	8,847,890
CME Group Inc.	17,916	1,696,824
Comerica Inc.	10,172	459,062
Crown Castle International Corp.	18,891	1,559,263
Discover Financial Services	25,320	1,426,782
E*TRADE Financial Corp. (b)	16,352	466,931
Equity Residential	20,632	1,606,408
Essex Property Trust Inc.	3,683	846,722
Fifth Third Bancorp	46,126	869,475
Franklin Resources Inc.	22,188	1,138,688
General Growth Properties Inc.	35,510	1,049,320
Genworth Financial Inc. Class A (b)	28,139	205,696
Goldman Sachs Group Inc., The	22,917	4,307,708
Hartford Financial Services Group Inc., The	23,831	996,612
HCP Inc.	25,988	1,122,941
Healthcare Realty Trust Inc.	19,771	1,529,485
Host Hotels & Resorts Inc.	42,857	864,854
Hudson City Bancorp Inc.	27,254	285,622
Huntington Bancshares Inc.	46,105	509,460
Intercontinental Exchange Inc.	6,378	1,487,796
Invesco Ltd.	24,381	967,682
Iron Mountain Inc.	10,556	385,083
JPMorgan Chase & Co.	211,071	12,786,681
KeyCorp	49,033	694,307

10	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST S&P 500 INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Kimco Realty Corp.	23,276	$624,961
Legg Mason Inc.	5,686	313,867
Leucadia National Corp.	17,938	399,838
Lincoln National Corp.	14,515	834,032
Loews Corp.	16,941	691,701
M&T Bank Corp.	7,556	959,612
Macerich Co., The	7,956	670,929
Marsh & McLennan Companies Inc.	30,606	1,716,691
McGraw Hill Financial Inc.	15,475	1,600,115
MetLife Inc.	63,262	3,197,894
Moody’s Corp.	10,066	1,044,851
Morgan Stanley	87,257	3,114,202
NASDAQ OMX Group Inc., The	6,646	338,547
Navient Corp.	22,728	462,060
Northern Trust Corp.	12,528	872,575
People’s United Financial Inc.	17,443	265,134
Plum Creek Timber Co. Inc.	9,957	432,632
PNC Financial Services Group Inc.	29,478	2,748,529
Principal Financial Group Inc.	15,457	794,026
Progressive Corp., The	30,272	823,398
ProLogis Inc.	28,971	1,261,977
Prudential Financial Inc.	25,702	2,064,128
Public Storage	8,210	1,618,519
Regions Financial Corp.	76,025	718,436
Simon Property Group Inc.	17,584	3,440,134
SL Green Realty Corp.	5,576	715,847
State Street Corp.	23,341	1,716,264
SunTrust Banks Inc.	29,742	1,222,099
T. Rowe Price Group Inc.	14,798	1,198,342
Torchmark Corp.	7,283	399,982
Travelers Companies Inc., The	18,194	1,967,317
U.S. Bancorp	100,839	4,403,639
Unum Group	14,265	481,158
Ventas Inc.	17,650	1,288,803
Vornado Realty Trust	9,880	1,106,560
Wells Fargo & Co.	265,435	14,439,664
Weyerhaeuser Co.	29,673	983,660
XL Group PLC	14,607	537,538
Zions Bancorporation	11,493	310,311

		167,906,034

Health Care (14.20%)
Abbott Laboratories	85,407	3,956,905
AbbVie Inc.	90,142	5,276,913
Actavis PLC (b)	22,104	6,578,592
Aetna Inc.	19,897	2,119,627
Agilent Technologies Inc.	18,876	784,298
Alexion Pharmaceuticals Inc. (b)	11,439	1,982,379
AmerisourceBergen Corp.	11,757	1,336,418
Amgen Inc.	42,961	6,867,316
Anthem Inc.	15,104	2,332,209
Baxter International Inc.	30,666	2,100,621
Becton, Dickinson and Co.	11,830	1,698,670
Biogen Inc. (b)	13,282	5,608,192
Boston Scientific Corp. (b)	75,064	1,332,386
Bristol-Myers Squibb Co.	94,083	6,068,354
C.R. Bard Inc.	4,239	709,397

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Cardinal Health Inc.	18,727	$1,690,486
Celgene Corp. (b)	45,316	5,224,028
Cerner Corp. (b)	17,198	1,259,925
Cigna Corp.	14,631	1,893,837
DaVita HealthCare Partners Inc. (b)	9,730	790,854
DENTSPLY International Inc.	8,013	407,782
Edwards Lifesciences Corp. (b)	6,122	872,140
Eli Lilly and Co.	55,436	4,027,425
Endo International PLC (b)	10,039	900,498
Express Scripts Holding Co. (b)	41,152	3,570,759
Gilead Sciences Inc. (b)	84,320	8,274,322
HCA Holdings Inc. (b)	16,667	1,253,858
Henry Schein Inc. (b)	4,755	663,893
Hospira Inc. (b)	9,693	851,433
Humana Inc.	8,470	1,507,829
Intuitive Surgical Inc. (b)	2,071	1,045,917
Johnson & Johnson	157,412	15,835,647
Laboratory Corp. of America Holdings (b)	5,640	711,148
Mallinckrodt PLC (b)	6,581	833,484
McKesson Corp.	13,178	2,980,864
Medtronic PLC	80,665	6,291,063
Merck & Co. Inc.	160,679	9,235,829
Mylan NV (b)	21,179	1,256,974
Patterson Companies Inc.	4,848	236,534
PerkinElmer Inc.	6,397	327,143
Perrigo Co. PLC	7,965	1,318,606
Pfizer Inc.	346,973	12,071,191
Quest Diagnostics Inc.	8,181	628,710
Regeneron Pharmaceuticals Inc. (b)	4,177	1,885,832
St. Jude Medical Inc.	15,924	1,041,430
Stryker Corp.	16,911	1,560,040
Tenet Healthcare Corp. (b)	5,567	275,622
Thermo Fisher Scientific Inc.	22,463	3,017,679
UnitedHealth Group Inc.	53,992	6,386,714
Universal Health Services Inc. Class B	5,154	606,677
Varian Medical Systems Inc. (b)	5,659	532,455
Vertex Pharmaceuticals Inc. (b)	13,698	1,615,953
Waters Corp. (b)	4,714	586,044
Zimmer Holdings Inc.	9,584	1,126,312
Zoetis Inc.	28,368	1,313,155

		154,662,369

Industrials (9.87%)
3M Co.	35,935	5,927,475
ADT Corp., The	9,882	410,301
Allegion PLC	5,421	331,603
American Airlines Group Inc.	40,588	2,142,235
AMETEK Inc.	13,648	717,064
Boeing Co., The	37,086	5,565,867
Caterpillar Inc.	34,253	2,741,268
CH Robinson Worldwide Inc.	8,280	606,262
Cintas Corp.	5,497	448,720
CSX Corp.	56,322	1,865,385
Cummins Inc.	9,535	1,321,932
Danaher Corp.	34,751	2,950,360
Deere & Co.	19,220	1,685,402

See accompanying notes to schedules of investments.	11

STATE FARM MUTUAL FUND TRUST S&P 500 INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Delta Air Lines Inc.	46,665	$2,098,058
Dover Corp.	9,359	646,894
Dun & Bradstreet Corp.	2,034	261,084
Eaton Corp. PLC	26,854	1,824,461
Emerson Electric Co.	38,791	2,196,346
Equifax Inc.	6,825	634,725
Expeditors International of Washington Inc.	10,927	526,463
Fastenal Co.	15,436	639,591
FedEx Corp.	14,904	2,465,867
Flowserve Corp.	7,717	435,933
Fluor Corp.	8,367	478,258
General Dynamics Corp.	17,813	2,417,758
General Electric Co.	569,766	14,135,894
Honeywell International Inc.	44,289	4,619,786
Illinois Tool Works Inc.	19,763	1,919,778
Ingersoll-Rand PLC	15,023	1,022,766
Jacobs Engineering Group Inc. (b)	7,393	333,868
Joy Global Inc.	5,561	217,880
Kansas City Southern	6,246	637,592
L-3 Communications Holdings Inc.	4,672	587,691
Lockheed Martin Corp.	15,194	3,083,774
Masco Corp.	19,789	528,366
Nielsen N.V.	17,866	796,288
Norfolk Southern Corp.	17,404	1,791,220
Northrop Grumman Corp.	11,232	1,807,903
PACCAR Inc.	20,038	1,265,199
Pall Corp.	6,030	605,352
Parker Hannifin Corp.	8,065	957,961
Pentair PLC	10,329	649,591
Pitney Bowes Inc.	11,383	265,452
Precision Castparts Corp.	8,065	1,693,650
Quanta Services Inc. (b)	11,971	341,533
Raytheon Co.	17,448	1,906,194
Republic Services Inc.	14,288	579,521
Robert Half International Inc.	7,695	465,701
Rockwell Automation Inc.	7,684	891,267
Rockwell Collins Inc.	7,525	726,539
Roper Industries Inc.	5,668	974,896
Ryder System Inc.	3,004	285,050
Snap-on Inc.	3,290	483,827
Southwest Airlines Co.	38,405	1,701,342
Stanley Black & Decker Inc.	8,865	845,366
Stericycle Inc. (b)	4,807	675,047
Textron Inc.	15,624	692,612
Tyco International PLC	23,681	1,019,704
Union Pacific Corp.	49,892	5,403,803
United Parcel Service Inc. Class B	39,344	3,814,007
United Rentals Inc. (b)	5,464	498,098
United Technologies Corp.	46,783	5,482,968
W.W. Grainger Inc.	3,434	809,772
Waste Management Inc.	24,098	1,306,835
Xylem Inc.	10,298	360,636

		107,524,041

Information Technology (18.73%)
Accenture PLC Class A	35,504	3,326,370

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Adobe Systems Inc. (b)	26,935	$1,991,574
Akamai Technologies Inc. (b)	10,075	715,778
Alliance Data Systems Corp. (b)	3,556	1,053,463
Altera Corp.	17,253	740,326
Amphenol Corp. Class A	17,513	1,032,041
Analog Devices Inc.	17,611	1,109,493
Apple Inc.	329,757	41,031,664
Applied Materials Inc.	69,519	1,568,349
Autodesk Inc. (b)	12,877	755,107
Automatic Data Processing Inc.	26,900	2,303,716
Avago Technologies Ltd.	14,519	1,843,623
Broadcom Corp. Class A	30,837	1,335,088
CA Inc.	18,132	591,285
Cisco Systems Inc.	288,995	7,954,587
Citrix Systems Inc. (b)	9,112	581,983
Cognizant Technology Solutions Corp. Class A (b)	34,454	2,149,585
Computer Sciences Corp.	7,953	519,172
Corning Inc.	71,975	1,632,393
eBay Inc. (b)	62,339	3,595,714
Electronic Arts Inc. (b)	17,596	1,034,909
EMC Corp.	112,552	2,876,829
Equinix Inc.	3,193	743,490
F5 Networks Inc. (b)	4,084	469,415
Facebook Inc. Class A (b)	118,833	9,769,855
Fidelity National Information Services Inc.	16,057	1,092,839
First Solar Inc. (b)	4,259	254,646
Fiserv Inc. (b)	13,513	1,072,932
FLIR Systems Inc.	7,980	249,614
Google Inc. Class A (b)	16,165	8,966,726
Google Inc. Class C (b)	16,199	8,877,052
Harris Corp.	5,921	466,338
Hewlett-Packard Co.	102,898	3,206,302
Intel Corp.	268,120	8,384,112
International Business Machines Corp.	52,071	8,357,396
Intuit Inc.	15,666	1,518,975
Juniper Networks Inc.	20,506	463,025
KLA-Tencor Corp.	9,310	542,680
Lam Research Corp.	8,997	631,904
Linear Technology Corp.	13,501	631,847
MasterCard Inc. Class A	55,265	4,774,343
Microchip Technology Inc.	11,376	556,286
Micron Technology Inc. (b)	61,101	1,657,670
Microsoft Corp.	464,442	18,881,890
Motorola Solutions Inc.	10,795	719,703
NetApp Inc.	17,641	625,550
NVIDIA Corp.	29,227	611,575
Oracle Corp.	181,485	7,831,078
Paychex Inc.	18,480	916,885
QUALCOMM Inc.	93,387	6,475,455
Red Hat Inc. (b)	10,384	786,588
salesforce.com inc. (b)	34,240	2,287,574
SanDisk Corp.	12,059	767,194
Seagate Technology PLC	18,518	963,492
Skyworks Solutions Inc.	10,782	1,059,763
Symantec Corp.	38,632	902,637

12	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST S&P 500 INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
TE Connectivity Ltd.	23,011	$1,648,048
Teradata Corp. (b)	8,217	362,698
Texas Instruments Inc.	59,282	3,390,041
Total System Services Inc.	9,368	357,389
VeriSign Inc. (b)	5,955	398,806
Visa Inc. Class A	110,532	7,229,898
Western Digital Corp.	12,353	1,124,247
Western Union Co.	29,584	615,643
Xerox Corp.	59,183	760,502
Xilinx Inc.	14,969	633,189
Yahoo! Inc. (b)	49,287	2,190,068

		203,970,409

Materials (3.00%)
Air Products & Chemicals Inc.	10,883	1,646,378
Airgas Inc.	3,806	403,855
Alcoa Inc.	69,118	893,005
Allegheny Technologies Inc.	6,160	184,862
Avery Dennison Corp.	5,159	272,963
Ball Corp.	7,751	547,531
CF Industries Holdings Inc.	2,712	769,340
Dow Chemical Co., The	61,608	2,955,952
E.I. du Pont de Nemours & Co.	51,257	3,663,338
Eastman Chemical Co.	8,407	582,269
Ecolab Inc.	15,284	1,748,184
FMC Corp.	7,544	431,894
Freeport-McMoRan Inc.	58,804	1,114,336
International Flavors & Fragrances Inc.	4,584	538,162
International Paper Co.	23,971	1,330,151
LyondellBasell Industries NV Class A	22,420	1,968,476
Martin Marietta Materials Inc.	3,504	489,859
MeadWestvaco Corp.	9,437	470,623
Monsanto Co.	27,388	3,082,246
Mosaic Co., The	17,605	810,886
Newmont Mining Corp.	28,230	612,873
Nucor Corp.	18,054	858,107
Owens-Illinois Inc. (b)	9,342	217,855
PPG Industries Inc.	7,702	1,737,109
Praxair Inc.	16,349	1,973,978
Sealed Air Corp.	11,953	544,579
Sherwin-Williams Co., The	4,566	1,299,027
Sigma-Aldrich Corp.	6,740	931,805
Vulcan Materials Co.	7,455	628,456

		32,708,099

Telecommunication Services (2.18%)
AT&T Inc.	293,801	9,592,603
CenturyLink Inc.	32,295	1,115,792
Frontier Communications Corp.	56,734	399,975
Level 3 Communications Inc. (b)	16,218	873,177
Verizon Communications Inc.	235,230	11,439,235
Windstream Holdings Inc.	34,136	252,606

		23,673,388

	Shares	Value
Common Stocks (Cont.)
Utilities (2.89%)
AES Corp., The	37,136	$477,198
AGL Resources Inc.	6,770	336,130
Ameren Corp.	13,733	579,533
American Electric Power Company Inc.	27,683	1,557,169
CenterPoint Energy Inc.	24,327	496,514
CMS Energy Corp.	15,569	543,514
Consolidated Edison Inc.	16,574	1,011,014
Dominion Resources Inc.	33,282	2,358,695
DTE Energy Co.	10,016	808,191
Duke Energy Corp.	40,017	3,072,505
Edison International	18,436	1,151,697
Entergy Corp.	10,214	791,483
Eversource Energy	17,928	905,723
Exelon Corp.	48,631	1,634,488
FirstEnergy Corp.	23,813	834,884
Integrys Energy Group Inc.	4,527	326,035
NextEra Energy Inc.	25,096	2,611,239
NiSource Inc.	17,867	789,007
NRG Energy Inc.	19,140	482,137
Pepco Holdings Inc.	14,262	382,649
PG&E Corp.	26,882	1,426,628
Pinnacle West Capital Corp.	6,253	398,629
PPL Corp.	37,634	1,266,760
Public Service Enterprise Group Inc.	28,635	1,200,379
SCANA Corp.	8,069	443,714
Sempra Energy	13,079	1,425,873
Southern Co.	51,489	2,279,933
TECO Energy Inc.	13,291	257,845
Wisconsin Energy Corp.	12,763	631,768
Xcel Energy Inc.	28,616	996,123

		31,477,457

Total Common Stocks
(cost $578,027,461)		1,036,251,344

See accompanying notes to schedules of investments.	13

STATE FARM MUTUAL FUND TRUST S&P 500 INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2015

(Unaudited)

	Shares	Value
Short-term Investments (4.71%)
State Street Institutional U.S. Government Money Market Fund (b)	51,320,854	$51,320,854

Total Short-term Investments
(cost $51,320,854)		51,320,854

TOTAL INVESTMENTS (99.87%)
(cost $629,348,315)		1,087,572,198
CASH AND OTHER ASSETS, NET OF LIABILITIES (0.13%)		1,419,870

NET ASSETS (100.00%)		$1,088,992,068

(a)	At March 31, 2015, this security has been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

(b)	Non-income producing security.

OPEN FUTURES CONTRACTS

Description	Contracts Purchased	Expiration	Notional Value	Market Value	Unrealized Gain (Loss)
S&P 500 Mini Index	508	June 2015	$51,829,339	$52,344,320	$514,981

14	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS

March 31, 2015

(Unaudited)

	Shares	Value
Common Stocks (97.65%)
Consumer Discretionary (13.66%)
1-800-FLOWERS.COM Inc. (a)	5,915	$69,978
2U Inc. (a)	2,549	65,203
Aeropostale Inc. (a)	19,618	68,074
AH Belo Corp. Class A	4,700	38,682
AMC Entertainment Holdings Inc. Class A	5,403	191,752
American Axle & Manufacturing Holdings Inc. (a)	17,030	439,885
American Eagle Outfitters Inc.	48,800	833,504
American Public Education Inc. (a)	4,255	127,565
America’s Car-Mart Inc. (a)	2,000	108,500
Ann Inc. (a)	11,732	481,364
Arctic Cat Inc.	3,269	118,730
Asbury Automotive Group Inc. (a)	6,888	572,393
Ascent Capital Group LLC Class A (a)	3,400	135,354
Barnes & Noble Inc. (a)	10,037	238,379
Beazer Homes USA Inc. (a)	6,602	116,987
bebe stores inc.	9,200	33,396
Belmond Ltd. Class A (a)	24,503	300,897
Big 5 Sporting Goods Corp.	4,219	55,986
Biglari Holdings Inc. (a)	434	179,719
BJ’s Restaurants Inc. (a)	5,436	274,246
Black Diamond Inc. (a)	5,239	49,509
Bloomin’ Brands Inc.	19,541	475,433
Blue Nile Inc. (a)	3,156	100,487
Bob Evans Farms Inc.	6,122	283,204
Bon-Ton Stores Inc., The	3,408	23,720
Boot Barn Holdings Inc (a)	1,447	34,612
Boyd Gaming Corp. (a)	19,204	272,697
Bravo Brio Restaurant Group Inc. (a)	4,815	70,732
Bridgepoint Education Inc. (a)	4,363	42,103
Bright Horizons Family Solutions Inc. (a)	7,208	369,554
Brown Shoe Company Inc.	11,005	360,964
Brunswick Corp.	23,100	1,188,495
Buckle Inc., The	7,049	360,133
Buffalo Wild Wings Inc. (a)	4,796	869,227
Build-A-Bear Workshop Inc. (a)	3,000	58,950
Burlington Stores Inc. (a)	7,055	419,208
Caesars Acquisition Co. Class A (a)	11,300	76,840
Caesars Entertainment Corp. (a)	12,700	133,731
Callaway Golf Co.	19,813	188,818
Capella Education Co.	2,705	175,500
Career Education Corp. (a)	16,995	85,485
Carmike Cinemas Inc. (a)	6,100	204,960
Carriage Services Inc.	4,000	95,480
Carrols Restaurant Group Inc. (a)	8,700	72,123
Cato Corp. Class A	6,844	271,022
Cavco Industries Inc. (a)	2,242	168,285
Central European Media Enterprises Ltd. Class A (a)	19,051	50,676
Century Communities Inc. (a)	747	14,440
Cheesecake Factory Inc., The	12,513	617,266
Chegg Inc. (a)	18,253	145,111
Children’s Place Inc., The	5,456	350,221
Christopher & Banks Corp. (a)	9,000	50,040
Churchill Downs Inc.	3,345	384,575
Chuy’s Holdings Inc. (a)	4,038	90,976

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Cinedigm Corp. Class A (a)	19,000	$30,780
Citi Trends Inc. (a)	3,800	102,600
ClubCorp Holdings Inc.	5,341	103,402
Collectors Universe Inc.	1,700	38,352
Columbia Sportswear Co.	6,996	426,056
Conn’s Inc. (a)	6,892	208,690
Container Store Group Inc., The (a)	4,226	80,505
Cooper Tire & Rubber Co.	14,547	623,193
Cooper-Standard Holding Inc. (a)	3,360	198,912
Core-Mark Holding Company Inc.	5,856	376,658
Cracker Barrel Old Country Store Inc.	4,782	727,533
Crocs Inc. (a)	20,652	243,900
Crown Media Holdings Inc. (a)	7,262	29,048
CSS Industries Inc.	2,518	75,918
Culp Inc.	2,200	58,850
Cumulus Media Inc. Class A (a)	36,350	89,784
Daily Journal Corp. (a)	263	48,182
Dana Holding Corp.	42,373	896,613
Dave & Buster’s Entertainment Inc. (a)	1,693	51,569
Del Frisco’s Restaurant Group Inc. (a)	5,863	118,139
Denny’s Corp. (a)	21,453	244,564
Destination Maternity Corp.	3,400	51,204
Destination XL Group Inc. (a)	8,374	41,368
Dex Media Inc. (a)	3,400	14,246
Diamond Resorts International Inc. (a)	8,725	291,677
DineEquity Inc.	4,175	446,767
Dixie Group Inc., The (a)	3,700	33,485
Dorman Products Inc. (a)	6,700	333,325
Drew Industries Inc.	5,919	364,255
E.W. Scripps Co. Class A, The (a)	8,090	230,080
El Pollo Loco Holdings Inc. (a)	2,037	52,168
Empire Resorts Inc. (a)	3,700	17,020
Entercom Communications Corp. Class A (a)	5,869	71,308
Entravision Communications Corp. Class A	13,745	87,006
Eros International PLC (a)	5,600	97,832
Escalade Inc.	2,500	43,450
Ethan Allen Interiors Inc.	6,122	169,212
EVINE Live Inc. (a)	11,700	78,507
Express Inc. (a)	21,362	353,114
Famous Dave’s of America Inc. (a)	1,200	34,200
Federal-Mogul Holdings Corp. (a)	7,200	95,832
Fiesta Restaurant Group Inc. (a)	6,800	414,800
Finish Line Inc. Class A, The	11,906	291,935
Five Below Inc. (a)	13,590	483,396
Flexsteel Industries Inc.	1,216	38,049
Fox Factory Holding Corp. (a)	3,047	46,741
Francesca’s Holdings Corp. (a)	10,260	182,628
Fred’s Inc. Class A	9,440	161,330
FTD Companies Inc. (a)	4,651	139,251
Fuel Systems Solutions Inc. (a)	3,754	41,444
Gaiam Inc. Class A (a)	3,700	26,973
Genesco Inc. (a)	6,032	429,659
Gentherm Inc. (a)	8,919	450,499
G-III Apparel Group Ltd. (a)	4,828	543,874
Global Eagle Entertainment Inc. (a)	10,114	134,617

See accompanying notes to schedules of investments.	15

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Grand Canyon Education Inc. (a)	11,733	$508,039
Gray Television Inc. (a)	12,500	172,750
Group 1 Automotive Inc.	6,049	522,210
Guess? Inc.	15,200	282,568
Habit Restaurants Inc., The Class A (a)	1,439	46,249
Harte-Hanks Inc.	12,400	96,720
Haverty Furniture Companies Inc.	5,035	125,271
Helen of Troy Ltd. (a)	7,068	575,971
Hemisphere Media Group Inc. (a)	2,100	26,565
hhgregg Inc. (a)	3,114	19,089
Hibbett Sports Inc. (a)	6,412	314,573
Houghton Mifflin Harcourt Co. (a)	27,397	643,282
Hovnanian Enterprises Inc. Class A (a)	29,924	106,529
HSN Inc.	8,400	573,132
Iconix Brand Group Inc. (a)	12,034	405,185
Ignite Restaurant Group Inc. (a)	1,700	8,245
Installed Building Products Inc. (a)	2,215	48,198
International Speedway Corp. Class A	6,885	224,520
Interval Leisure Group Inc.	10,100	264,721
Intrawest Resorts Holdings Inc. (a)	3,339	29,116
iRobot Corp. (a)	7,400	241,462
Isle of Capri Casinos Inc. (a)	5,109	71,781
ITT Educational Services Inc. (a)	5,400	36,666
Jack in the Box Inc.	10,107	969,463
JAKKS Pacific Inc. (a)	4,527	30,965
Jamba Inc. (a)	4,295	63,179
Johnson Outdoors Inc. Class A	1,230	40,725
Journal Communications Inc. Class A (a)	11,342	168,088
K12 Inc. (a)	8,473	133,196
KB Home	21,415	334,502
Kirkland’s Inc. (a)	3,700	87,875
Krispy Kreme Doughnuts Inc. (a)	16,606	331,954
La Quinta Holdings Inc. (a)	11,018	260,906
Lands’ End Inc. (a)	4,100	147,108
La-Z-Boy Inc.	12,922	363,237
Leapfrog Enterprises Inc. (a)	15,820	34,488
Lee Enterprises Inc. Class A (a)	13,300	42,161
LGI Homes Inc. (a)	3,594	59,876
Libbey Inc.	5,323	212,441
Liberty Tax Inc. (a)	900	25,047
Life Time Fitness Inc. (a)	10,289	730,107
LifeLock Inc. (a)	19,899	280,775
Lifetime Brands Inc.	2,381	36,382
Lithia Motors Inc. Class A	5,739	570,514
Loral Space & Communications Inc. (a)	3,300	225,852
Lumber Liquidators Holdings Inc. (a)	6,974	214,660
M.D.C. Holdings Inc.	9,947	283,490
M/I Homes Inc. (a)	6,065	144,590
Malibu Boats Inc. Class A (a)	2,140	49,969
Marcus Corp., The	4,437	94,464
Marine Products Corp.	2,692	23,070
MarineMax Inc. (a)	6,231	165,184
Marriott Vacations Worldwide Corp.	6,708	543,683
Martha Stewart Living Omnimedia Inc. Class A (a)	6,778	44,057
Mattress Firm Holding Corp. (a)	3,700	257,668

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
McClatchy Co. Class A, The (a)	14,927	$27,466
MDC Partners Inc. Class A	10,689	303,033
Media General Inc. (a)	19,899	328,135
Men’s Wearhouse Inc., The	12,058	629,428
Meredith Corp.	8,888	495,684
Meritage Homes Corp. (a)	9,852	479,201
Metaldyne Performance Group Inc. (a)	2,863	51,591
Modine Manufacturing Co. (a)	11,620	156,521
Monarch Casino & Resort Inc. (a)	2,666	51,027
Monro Muffler Brake Inc.	7,802	507,520
Morgans Hotel Group Co. (a)	7,886	61,116
Motorcar Parts of America Inc. (a)	4,500	125,055
Movado Group Inc.	4,539	129,452
NACCO Industries Inc. Class A	1,148	60,833
Nathan’s Famous Inc.	900	48,735
National CineMedia Inc.	15,572	235,137
Nautilus Inc. (a)	7,700	117,579
New Home Company Inc., The (a)	2,341	37,339
New Media Investment Group Inc.	11,104	265,719
New York & Co. Inc. (a)	7,819	19,548
New York Times Co. Class A, The	34,252	471,308
Nexstar Broadcasting Group Inc. Class A	7,684	439,678
Noodles & Company (a)	2,629	45,850
NutriSystem Inc.	7,407	147,992
Office Depot Inc. (a)	134,112	1,233,830
Orbitz Worldwide Inc. (a)	12,815	149,423
Outerwall Inc.	4,735	313,078
Overstock.com Inc. (a)	2,899	70,214
Oxford Industries Inc.	3,647	275,166
Pacific Sunwear of California Inc. (a)	11,400	31,464
Papa John’s International Inc.	7,598	469,632
Papa Murphy’s Holdings Inc. (a)	1,400	25,396
Penn National Gaming Inc. (a)	19,400	303,804
Pep Boys-Manny, Moe & Jack, The (a)	13,227	127,244
Perry Ellis International Inc. (a)	3,140	72,722
PetMed Express Inc.	5,300	87,556
Pier 1 Imports Inc.	23,389	326,978
Pinnacle Entertainment Inc. (a)	14,748	532,255
Pool Corp.	11,170	779,219
Popeyes Louisiana Kitchen Inc. (a)	5,841	349,409
Potbelly Corp. (a)	3,650	50,005
Quiksilver Inc. (a)	33,800	62,530
Radio One Inc. Class D (a)	5,700	17,556
ReachLocal Inc. (a)	3,909	11,375
Reading International Inc. Class A (a)	4,300	57,835
Red Robin Gourmet Burgers Inc. (a)	3,574	310,938
Regis Corp. (a)	10,775	176,279
Remy International Inc.	7,706	171,150
Rent-A-Center Inc.	13,328	365,720
Rentrak Corp. (a)	2,425	134,733
Restoration Hardware Holdings Inc. (a)	7,800	773,682
Ruby Tuesday Inc. (a)	14,711	88,413
Ruth’s Hospitality Group Inc.	9,085	144,270
Ryland Group Inc., The	11,789	574,596
Saga Communications Inc. Class A	896	39,908

16	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Salem Media Group Inc.	2,600	$16,016
Scholastic Corp.	6,791	278,024
Scientific Games Corp. Class A (a)	12,946	135,545
Sears Hometown and Outlet Stores Inc. (a)	2,900	22,388
Select Comfort Corp. (a)	13,453	463,725
Sequential Brands Group Inc. (a)	4,200	44,940
SFX Entertainment Inc. (a)	10,927	44,691
Shake Shack Inc. Class A (a)	1,438	71,972
Shiloh Industries Inc. (a)	2,070	29,063
Shoe Carnival Inc.	3,525	103,776
Shutterfly Inc. (a)	9,600	434,304
Sinclair Broadcast Group Inc. Class A	17,313	543,801
Sizmek Inc. (a)	5,297	38,456
Skechers U.S.A. Inc. Class A (a)	9,849	708,242
Skullcandy Inc. (a)	5,466	61,766
Smith & Wesson Holding Corp. (a)	13,869	176,552
Sonic Automotive Inc.	9,997	248,925
Sonic Corp.	13,446	426,238
Sotheby’s	15,350	648,691
Spartan Motors Inc.	8,300	40,255
Speedway Motorsports Inc.	2,854	64,928
Sportsman’s Warehouse Holdings Inc. (a)	2,382	19,032
Stage Stores Inc.	8,207	188,104
Standard Motor Products Inc.	5,000	211,300
Standard Pacific Corp. (a)	35,900	323,100
Stein Mart Inc.	7,123	88,681
Steiner Leisure Ltd. (a)	3,396	160,970
Steven Madden Ltd. (a)	14,690	558,220
Stoneridge Inc. (a)	7,400	83,546
Strattec Security Corp.	900	66,456
Strayer Education Inc. (a)	2,720	145,275
Sturm, Ruger & Company Inc.	4,900	243,187
Superior Industries International Inc.	5,941	112,463
Systemax Inc. (a)	2,500	30,550
Tenneco Inc. (a)	15,113	867,788
Texas Roadhouse Inc. Class A	17,604	641,314
Tile Shop Holdings Inc., The (a)	6,900	83,559
Tilly’s Inc. Class A (a)	2,300	35,995
Time Inc.	27,600	619,344
Tower International Inc. (a)	5,095	135,527
Townsquare Media Inc. (a)	2,300	29,555
Travelport Worldwide Ltd.	7,510	125,417
Tri Pointe Homes Inc. (a)	37,030	571,373
Tuesday Morning Corp. (a)	10,689	172,093
Tumi Holdings Inc. (a)	12,738	311,571
Turtle Beach Corp. (a)	1,700	3,162
UCP Inc. Class A (a)	1,924	16,739
Unifi Inc. (a)	3,500	126,315
Universal Electronics Inc. (a)	4,070	229,711
Universal Technical Institute Inc.	5,681	54,538
Vail Resorts Inc.	9,026	933,469
Vera Bradley Inc. (a)	5,547	90,028
Vince Holding Corp. (a)	2,927	54,296

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Vitamin Shoppe Inc. (a)	7,623	$313,991
VOXX International Corp. (a)	4,804	44,005
Wayfair Inc. Class A (a)	3,167	101,724
WCI Communities Inc. (a)	2,893	69,287
Weight Watchers International Inc. (a)	6,800	47,532
West Marine Inc. (a)	4,800	44,496
Weyco Group Inc.	1,700	50,830
William Lyon Homes Class A (a)	4,300	111,026
Winmark Corp.	575	50,353
Winnebago Industries Inc.	6,719	142,846
Wolverine World Wide Inc.	25,430	850,634
World Wrestling Entertainment Inc.	7,479	104,781
Zoe’s Kitchen Inc. (a)	1,400	46,606
Zumiez Inc. (a)	5,266	211,956

		63,468,559

Consumer Staples (3.10%)
22nd Century Group Inc. (a)	10,200	8,772
Alico Inc.	685	35,117
Alliance One International Inc. (a)	22,744	25,018
Andersons Inc., The	7,110	294,141
B&G Foods Inc. Class A	13,649	401,690
Boston Beer Co. Inc. (a)	2,080	556,192
Boulder Brands Inc. (a)	15,300	145,809
Calavo Growers Inc.	3,604	185,318
Cal-Maine Foods Inc.	7,800	304,668
Casey’s General Stores Inc.	9,600	864,960
Central Garden & Pet Co. (a)	10,673	113,347
Chefs’ Warehouse Inc., The (a)	4,800	107,664
Coca-Cola Bottling Co. Consolidated	1,155	130,584
Craft Brew Alliance Inc. (a)	2,569	35,041
Darling Ingredients Inc. (a)	41,194	577,128
Dean Foods Co.	23,100	381,843
Diamond Foods Inc. (a)	5,400	175,878
Diplomat Pharmacy Inc. (a)	3,838	132,718
Elizabeth Arden Inc. (a)	6,403	99,887
Fairway Group Holdings Corp. (a)	3,894	26,362
Farmer Brothers Co. (a)	1,731	42,842
Female Health Co., The	5,300	14,999
Fresh Del Monte Produce Inc.	8,900	346,299
Fresh Market Inc., The (a)	10,600	430,784
Freshpet Inc. (a)	2,999	58,271
HRG Group Inc. (a)	20,586	256,913
Ingles Markets Inc. Class A	3,305	163,531
Inter Parfums Inc.	4,216	137,526
Inventure Foods Inc. (a)	4,200	46,998
J&J Snack Foods Corp.	3,742	399,271
John B. Sanfilippo & Son Inc.	2,000	86,200
Lancaster Colony Corp.	4,614	439,114
Landec Corp. (a)	6,700	93,465
Liberator Medical Holdings Inc.	7,800	27,300
Lifeway Foods Inc. (a)	1,100	23,529
Limoneira Co.	2,967	64,681
Medifast Inc. (a)	3,019	90,479
National Beverage Corp. (a)	3,080	75,183

See accompanying notes to schedules of investments.	17

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Staples (Cont.)
Natural Grocers by Vitamin Cottage Inc. (a)	2,202	$60,797
Nature’s Sunshine Products Inc.	2,767	36,303
Nutraceutical International Corp. (a)	2,000	39,400
Oil-Dri Corporation of America	1,200	40,380
Omega Protein Corp. (a)	5,580	76,390
Orchids Paper Products Co.	2,000	53,920
Post Holdings Inc. (a)	13,083	612,808
PriceSmart Inc.	4,700	399,406
Revlon Inc. Class A (a)	2,700	111,240
Roundy’s Inc. (a)	9,840	48,118
Sanderson Farms Inc.	5,745	457,589
Seaboard Corp. (a)	70	289,240
Seneca Foods Corp. Class A (a)	2,101	62,631
Smart & Final Stores Inc. (a)	3,367	59,259
Snyder’s-Lance Inc.	12,142	388,058
SpartanNash Co.	9,266	292,435
SUPERVALU Inc. (a)	51,200	595,456
Synutra International Inc. (a)	4,500	28,800
Tootsie Roll Industries Inc.	4,713	159,874
TreeHouse Foods Inc. (a)	10,566	898,321
United Natural Foods Inc. (a)	12,446	958,840
Universal Corp.	5,705	269,048
USANA Health Sciences Inc. (a)	1,427	158,568
Vector Group Ltd.	18,896	415,145
Village Super Market Inc. Class A	1,528	48,040
WD-40 Co.	3,762	333,087
Weis Markets Inc.	2,796	139,129

		14,431,804

Energy (3.32%)
Abraxas Petroleum Corp. (a)	23,168	75,291
Adams Resources & Energy Inc.	500	33,605
Alon USA Energy Inc.	6,500	107,705
Alpha Natural Resources Inc. (a)	57,800	57,794
American Eagle Energy Corp. (a)	7,500	1,350
Amyris Inc. (a)	7,682	18,437
Approach Resources Inc. (a)	9,692	63,870
Arch Coal Inc. (a)	53,800	53,795
Ardmore Shipping Corp.	4,500	45,315
Aspen Aerogels Inc. (a)	1,807	13,155
Basic Energy Services Inc. (a)	7,800	54,054
Bill Barrett Corp. (a)	12,674	105,194
Bonanza Creek Energy Inc. (a)	9,839	242,630
Bristow Group Inc.	8,923	485,857
C&J Energy Services Ltd. (a)	11,629	129,431
Callon Petroleum Co. (a)	13,994	104,535
CARBO Ceramics Inc.	4,900	149,499
Carrizo Oil & Gas Inc. (a)	12,837	637,357
CHC Group Ltd. (a)	7,947	10,570
Clayton Williams Energy Inc. (a)	1,449	73,363
Clean Energy Fuels Corp. (a)	17,555	93,656
Cloud Peak Energy Inc. (a)	15,284	88,953
Comstock Resources Inc.	11,772	42,026
Contango Oil & Gas Co. (a)	4,249	93,478
Delek US Holdings Inc.	14,700	584,325
DHT Holdings Inc.	23,300	162,634

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
Diamondback Energy Inc. (a)	11,035	$847,929
Dorian LPG Ltd. (a)	1,800	23,454
Eclipse Resources Corp. (a)	7,700	43,274
Emerald Oil Inc. (a)	14,030	10,382
Energy XXI Ltd.	23,353	85,005
Era Group Inc. (a)	5,000	104,200
Evolution Petroleum Corp.	5,008	29,798
EXCO Resources Inc.	37,550	68,716
Exterran Holdings Inc.	14,645	491,633
FMSA Holdings Inc. (a)	6,258	45,308
Forum Energy Technologies Inc. (a)	14,757	289,237
Frontline Ltd. (a)	15,626	35,002
FX Energy Inc. (a)	12,900	16,125
GasLog Ltd.	10,409	202,143
Gastar Exploration Inc. (a)	17,562	46,012
Geospace Technologies Corp. (a)	3,300	54,483
Glori Energy Inc. (a)	3,000	6,390
Goodrich Petroleum Corp. (a)	8,562	30,395
Green Plains Inc.	9,500	271,225
Gulf Island Fabrication Inc.	3,382	50,257
GulfMark Offshore Inc. Class A	6,899	89,963
Halcon Resources Corp. (a)	64,395	99,168
Hallador Energy Co.	2,837	33,165
Harvest Natural Resources Inc. (a)	10,400	4,649
Helix Energy Solutions Group Inc. (a)	26,520	396,739
Hercules Offshore Inc. (a)	40,157	16,834
Hornbeck Offshore Services Inc. (a)	9,234	173,692
Independence Contract Drilling Inc. (a)	2,554	17,801
ION Geophysical Corp. (a)	32,713	70,987
Isramco Inc. (a)	222	27,928
Jones Energy Inc. Class A (a)	2,959	26,572
Key Energy Services Inc. (a)	32,505	59,159
Magnum Hunter Resources Corp. (a)	49,079	131,041
Magnum Hunter Resources Corp. Warrants (a) (b)	4,267	0
Matador Resources Co. (a)	18,520	405,958
Matrix Service Co. (a)	6,800	119,408
McDermott International Inc. (a)	60,400	231,936
Midstates Petroleum Company Inc. (a)	9,676	8,225
Miller Energy Resources Inc. (a)	7,630	4,770
Mitcham Industries Inc. (a)	3,269	15,037
Natural Gas Services Group (a)	3,100	59,582
Navios Maritime Acquisition Corp.	20,400	72,216
Newpark Resources Inc. (a)	20,957	190,918
Nordic American Offshore Ltd.	4,600	42,136
Nordic American Tankers Ltd.	22,754	271,000
North Atlantic Drilling Ltd.	17,291	20,058
Northern Oil and Gas Inc. (a)	15,095	116,382
Nuverra Environmental Solutions Inc. (a)	3,580	12,745
Pacific Ethanol Inc. (a)	6,000	64,740
Panhandle Oil & Gas Inc.	3,526	69,780
Parker Drilling Co. (a)	29,921	104,424
Parsley Energy Inc. Class A (a)	13,325	212,934
PDC Energy Inc. (a)	9,980	539,319
Penn Virginia Corp. (a)	16,156	104,691
Petroquest Energy Inc. (a)	14,265	32,810

18	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
PHI Inc. (a)	3,200	$96,256
Pioneer Energy Services Corp. (a)	15,464	83,815
Profire Energy Inc. (a)	3,300	4,455
Renewable Energy Group Inc. (a)	8,500	78,370
Resolute Energy Corp. (a)	19,223	10,830
REX American Resources Corp. (a)	1,511	91,884
Rex Energy Corp. (a)	12,400	46,128
RigNet Inc. (a)	2,900	82,911
Ring Energy Inc. (a)	5,300	56,286
Rosetta Resources Inc. (a)	18,477	314,479
RSP Permian Inc. (a)	5,890	148,369
Sanchez Energy Corp. (a)	12,950	168,480
Scorpio Tankers Inc.	40,952	385,768
SEACOR Holdings Inc. (a)	4,651	324,035
SemGroup Corp. Class A	10,664	867,410
Ship Finance International Ltd.	14,485	214,378
Solazyme Inc. (a)	18,746	53,614
Stone Energy Corp. (a)	14,185	208,236
Swift Energy Co. (a)	10,920	23,587
Synergy Resources Corp. (a)	20,266	240,152
Teekay Tankers Ltd. Class A	20,059	115,139
Tesco Corp.	8,623	98,044
TETRA Technologies Inc. (a)	20,000	123,600
TransAtlantic Petroleum Ltd. (a)	5,600	29,904
Triangle Petroleum Corp. (a)	16,842	84,715
US Silica Holdings Inc.	13,500	480,735
VAALCO Energy Inc. (a)	12,300	30,135
Vantage Drilling Co. (a)	48,836	15,994
Vertex Energy Inc. (a)	2,900	10,730
W&T Offshore Inc.	8,600	43,946
Warren Resources Inc. (a)	18,346	16,328
Western Refining Inc.	12,379	611,399
Westmoreland Coal Co. (a)	3,792	101,474
Willbros Group Inc. (a)	9,696	32,094

		15,419,294

Financials (23.18%)
1st Source Corp.	3,827	122,962
Acadia Realty Trust	17,008	593,239
AG Mortgage Investment Trust Inc.	6,856	129,166
Agree Realty Corp.	4,393	144,837
Alexander & Baldwin Inc.	12,100	522,478
Alexander’s Inc.	548	250,206
Altisource Asset Management Corp. (a)	339	62,759
Altisource Portfolio Solutions SA (a)	3,324	42,780
Altisource Residential Corp.	14,362	299,591
Ambac Financial Group Inc. (a)	11,300	273,460
American Assets Trust Inc.	8,947	387,226
American Capital Mortgage Investment Corp.	12,695	228,002
American Equity Investment Life Holding Co.	18,342	534,302
American National Bankshares Inc.	2,000	45,160
American Residential Properties Inc. (a)	7,927	142,607
Ameris Bancorp	7,578	199,983
Amerisafe Inc.	4,700	217,375

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Ames National Corp.	2,200	$54,670
AmTrust Financial Services Inc.	7,411	422,316
Anchor BanCorp Wisconsin Inc. (a)	1,651	57,339
Anworth Mortgage Asset Corp.	28,356	144,332
Apollo Commercial Real Estate Finance Inc.	14,605	250,914
Apollo Residential Mortgage Inc.	7,888	125,814
Ares Commercial Real Estate Corp.	7,110	78,566
Argo Group International Holdings Ltd.	7,297	365,945
Arlington Asset Investment Corp. Class A	5,431	130,670
Armada Hoffler Properties Inc.	6,300	67,158
Armour Residential REIT Inc.	88,339	280,035
Arrow Financial Corp.	2,870	77,920
Ashford Hospitality Prime Inc.	6,276	105,249
Ashford Hospitality Trust Inc.	19,813	190,601
Ashford Inc. (a)	199	23,633
Associated Estates Realty Corp.	14,278	352,381
Astoria Financial Corp.	21,300	275,835
Atlas Financial Holdings Inc. (a)	2,800	49,476
AV Homes Inc. (a)	2,948	47,050
Aviv REIT Inc.	4,900	178,850
Baldwin & Lyons Inc.	2,311	54,216
Banc of California Inc.	8,298	102,148
BancFirst Corp.	1,848	112,691
Banco Latinoamericano de Comercio Exterior SA	7,400	242,646
Bancorp Inc., The (a)	8,172	73,793
BancorpSouth Inc.	24,261	563,340
Bank Mutual Corp.	11,919	87,247
Bank of Kentucky Financial Corp., The	1,648	80,834
Bank of Marin Bancorp	1,400	71,260
Bank of the Ozarks Inc.	21,306	786,831
BankFinancial Corp.	4,403	57,855
Banner Corp.	4,965	227,894
BBCN Bancorp Inc.	19,632	284,075
BBX Capital Corp. Class A (a)	1,800	33,480
Beneficial Bancorp Inc. (a)	7,968	89,959
Berkshire Hills Bancorp Inc.	6,221	172,322
BGC Partners Inc. Class A	43,056	406,879
Blue Hills Bancorp Inc. (a)	7,100	93,862
BNC Bancorp	5,100	92,310
BofI Holding Inc. (a)	3,771	350,854
Boston Private Financial Holdings Inc.	20,151	244,835
Bridge Bancorp Inc.	2,985	77,103
Bridge Capital Holdings (a)	2,597	67,808
Brookline Bancorp Inc.	17,892	179,815
Bryn Mawr Bank Corp.	4,060	123,465
C1 Financial Inc. (a)	800	15,000
Calamos Asset Management Inc. Class A	4,179	56,208
Camden National Corp.	2,000	79,680
Campus Crest Communities Inc.	16,178	115,834
Capital Bank Financial Corp. Class A (a)	5,735	158,343
Capital City Bank Group Inc.	2,998	48,718

See accompanying notes to schedules of investments.	19

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Capitol Federal Financial Inc.	36,100	$451,250
Capstead Mortgage Corp.	23,859	280,820
Cardinal Financial Corp.	8,300	165,834
CareTrust REIT Inc.	7,055	95,666
Cascade Bancorp (a)	7,343	35,246
Cash America International Inc.	6,980	162,634
CatchMark Timber Trust Inc. Class A	4,694	55,014
Cathay General Bancorp	19,846	564,619
Cedar Realty Trust Inc.	19,775	148,115
Centerstate Banks Inc.	8,824	105,094
Central Pacific Financial Corp.	4,194	96,336
Century Bancorp Inc. Class A	809	32,117
Chambers Street Properties	59,998	472,784
Charter Financial Corp.	4,262	49,013
Chatham Lodging Trust	9,553	280,954
Chemical Financial Corp.	8,156	255,772
Chesapeake Lodging Trust	13,583	459,513
CIFC Corp.	1,677	12,829
Citizens & Northern Corp.	3,100	62,558
Citizens Inc. (a)	10,800	66,528
City Holding Co.	3,968	186,615
Clifton Bancorp Inc.	6,578	92,816
CNB Financial Corp.	3,800	64,676
CNO Financial Group Inc.	51,337	884,023
CoBiz Financial Inc.	9,274	114,256
Cohen & Steers Inc.	4,902	200,737
Colony Financial Inc.	26,957	698,725
Columbia Banking System Inc.	14,379	416,560
Community Bank System Inc.	10,060	356,023
Community Trust Bancorp Inc.	3,835	127,169
CommunityOne Bancorp (a)	2,500	24,600
ConnectOne Bancorp Inc.	5,682	110,572
Consolidated-Tomoka Land Co.	1,042	62,166
Consumer Portfolio Services Inc. (a)	5,600	39,144
CorEnergy Infrastructure Trust Inc.	11,666	80,845
Coresite Realty Corp.	5,354	260,633
Cousins Properties Inc.	55,151	584,601
Cowen Group Inc. Class A (a)	28,479	148,091
Crawford & Co. Class B	6,776	58,545
Credit Acceptance Corp. (a)	1,613	314,535
CU Bancorp (a)	2,300	52,325
CubeSmart	40,538	978,993
Customers Bancorp Inc. (a)	6,300	153,468
CVB Financial Corp.	26,180	417,309
CyrusOne Inc.	8,104	252,196
CYS Investments Inc.	40,929	364,677
DCT Industrial Trust Inc.	20,696	717,323
Diamond Hill Investment Group	700	112,000
DiamondRock Hospitality Co.	49,151	694,504
Dime Community Bancshares	8,269	133,131
Donegal Group Inc.	1,869	29,381
DuPont Fabros Technology Inc.	15,940	520,919
Dynex Capital Inc.	13,301	112,659
Eagle Bancorp Inc. (a)	7,297	280,205
Easterly Government Properties Inc. (a)	3,451	55,389
EastGroup Properties Inc.	7,938	477,391
Education Realty Trust Inc.	11,793	417,236

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
eHealth Inc. (a)	4,584	$42,998
EMC Insurance Group Inc.	1,281	43,298
Empire State Realty Trust Inc. Class A	22,700	426,987
Employers Holdings Inc.	8,000	215,920
Encore Capital Group Inc. (a)	6,500	270,335
Enova International Inc. (a)	6,386	125,740
Enstar Group Ltd. (a)	2,100	297,906
Enterprise Bancorp Inc.	1,937	41,161
Enterprise Financial Services Corp.	4,776	98,672
EPR Properties	14,295	858,129
Equity One Inc.	16,487	440,038
Essent Group Ltd. (a)	11,151	266,620
EverBank Financial Corp.	23,081	416,150
Evercore Partners Inc. Class A	8,200	423,612
Excel Trust Inc.	15,057	211,099
EZCORP Inc. Class A (a)	12,700	115,951
F.N.B. Corp.	43,701	574,231
FBL Financial Group Inc. Class A	2,398	148,700
FBR & Co. (a)	2,200	50,842
FCB Financial Holdings Inc. Class A (a)	2,100	57,477
Federal Agricultural Mortgage Corp. Class C	2,704	76,226
Federated National Holding Co.	3,500	107,100
FelCor Lodging Trust Inc.	30,718	352,950
Fidelity & Guaranty Life	2,936	62,243
Fidelity Southern Corp.	3,849	64,971
Fifth Street Asset Management Inc.	1,502	16,928
Financial Engines Inc.	13,014	544,376
Financial Institutions Inc.	3,400	77,962
First American Financial Corp.	26,767	955,047
First BanCorp (a)	25,800	159,960
First Bancorp (North Carolina)	4,903	86,097
First Bancorp Inc.	2,362	41,217
First Busey Corp.	17,879	119,610
First Business Financial Services Inc.	1,000	43,240
First Cash Financial Services Inc. (a)	7,314	340,247
First Citizens BancShares Inc. Class A	2,402	623,775
First Commonwealth Financial Corp.	23,234	209,106
First Community Bancshares Inc.	4,423	77,535
First Connecticut Bancorp Inc.	3,694	56,777
First Defiance Financial Corp.	2,394	78,571
First Financial Bancorp	14,442	257,212
First Financial Bankshares Inc.	15,904	439,587
First Financial Corp. Indiana	2,799	100,456
First Financial Northwest Inc.	4,100	50,635
First Industrial Realty Trust Inc.	27,598	591,425
First Interstate BancSystem Inc.	4,357	121,212
First Merchants Corp.	9,171	215,885
First Midwest Bancorp Inc.	18,551	322,231
First NBC Bank Holding Co. (a)	3,700	122,026
First of Long Island Corp., The	3,150	80,325
First Potomac Realty Trust	14,572	173,261
FirstMerit Corp.	41,397	789,027
Flagstar Bancorp Inc. (a)	4,900	71,099
Flushing Financial Corp.	7,692	154,378
Forestar Group Inc. (a)	8,700	137,199

20	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Fox Chase Bancorp	2,983	$50,204
Franklin Street Properties Corp.	22,644	290,296
FRP Holdings Inc. (a)	1,800	65,520
FXCM Inc. Class A	11,262	23,988
Gain Capital Holdings Inc.	5,700	55,689
GAMCO Investors Inc.	1,600	125,616
Geo Group Inc., The	18,152	793,968
German American Bancorp Inc.	3,500	103,005
Getty Realty Corp.	6,394	116,371
GFI Group Inc.	2,524	14,967
Glacier Bancorp Inc.	18,448	463,967
Gladstone Commercial Corp.	4,738	88,174
Global Indemnity PLC (a)	1,918	53,224
Government Properties Income Trust	17,320	395,762
Gramercy Property Trust Inc.	11,688	328,082
Great Southern Bancorp Inc.	2,513	98,987
Great Western Bancorp Inc.	4,606	101,378
Green Bancorp Inc. (a)	1,200	13,416
Green Dot Corp. Class A (a)	7,700	122,584
Greenhill & Co. Inc.	7,000	277,550
Greenlight Capital Re Ltd. Class A (a)	7,103	225,875
Guaranty Bancorp	3,860	65,466
Hallmark Financial Services Inc. (a)	3,700	39,220
Hampton Roads Bankshares Inc. (a)	8,300	15,687
Hancock Holding Co.	20,630	616,012
Hanmi Financial Corp.	7,852	166,070
Hannon Armstrong Sustainable Infrastructure Capital Inc.	6,602	120,685
Hatteras Financial Corp.	24,500	444,920
HCI Group Inc.	2,400	110,088
Healthcare Realty Trust Inc.	24,191	672,026
Heartland Financial USA Inc.	4,043	131,923
Heritage Commerce Corp.	5,133	46,864
Heritage Financial Corp.	7,557	128,469
Heritage Insurance Holdings Inc. (a)	1,700	37,417
Heritage Oaks Bancorp	5,100	42,381
Hersha Hospitality Trust	49,539	320,517
HFF Inc. Class A	8,310	311,957
Highwoods Properties Inc.	22,646	1,036,734
Hilltop Holdings Inc. (a)	18,725	364,014
Home Bancshares Inc.	13,626	461,785
Home Loan Servicing Solutions Ltd.	17,533	289,996
HomeStreet Inc. (a)	5,571	102,061
HomeTrust Bancshares Inc. (a)	5,339	85,264
Horace Mann Educators Corp.	10,402	355,748
Horizon Bancorp	2,100	49,119
Hudson Pacific Properties Inc.	16,337	542,225
Hudson Valley Holding Corp.	3,652	93,345
IBERIABANK Corp.	7,912	498,693
Independence Holding Co.	1,974	26,827
Independent Bank Corp.	6,385	280,110
Independent Bank Corp. (Michigan)	5,700	73,131
Independent Bank Group Inc.	2,300	89,493
Infinity Property & Casualty Corp.	2,886	236,796
InfraREIT Inc. (a)	5,752	164,450
Inland Real Estate Corp.	22,217	237,500

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
International Bancshares Corp.	13,789	$358,928
INTL FCStone Inc. (a)	4,027	119,723
Invesco Mortgage Capital	31,021	481,756
Investment Technology Group Inc. (a)	8,812	267,092
Investors Bancorp Inc.	89,503	1,048,975
Investors Real Estate Trust	27,735	208,012
iStar Financial Inc. (a)	21,700	282,100
James River Group Holdings Ltd.	2,751	64,731
Janus Capital Group Inc.	37,500	644,625
JG Wentworth Co. Class A (a)	3,087	32,074
Kansas City Life Insurance Co.	1,057	48,548
KCG Holdings Inc. Class A (a)	11,137	136,540
Kearny Financial Corp. (a)	3,221	43,741
Kemper Corp.	10,886	424,119
Kennedy-Wilson Holdings Inc.	17,791	465,057
Kite Realty Group Trust	8,357	235,417
Ladder Capital Corp. Class A (a)	3,909	72,356
Ladenburg Thalmann Financial Services Inc. (a)	25,430	98,160
Lakeland Bancorp Inc.	9,122	104,903
Lakeland Financial Corp.	4,232	171,735
LaSalle Hotel Properties	27,955	1,086,331
LegacyTexas Financial Group Inc.	9,880	224,572
LendingTree Inc. (a)	1,500	84,015
Lexington Realty Trust	51,806	509,253
LTC Properties Inc.	8,703	400,338
Macatawa Bank Corp.	5,900	31,565
Mack-Cali Realty Corp.	22,400	431,872
Maiden Holdings Ltd.	12,700	188,341
MainSource Financial Group Inc.	5,161	101,362
Manning & Napier Inc.	3,577	46,537
Marcus & Millichap Inc. (a)	2,100	78,708
MarketAxess Holdings Inc.	9,451	783,488
Marlin Business Services Corp.	2,159	43,245
MB Financial Inc.	16,777	525,288
Meadowbrook Insurance Group Inc.	12,962	110,177
Medical Properties Trust Inc.	51,900	765,006
Medley Management Inc. Class A	1,502	16,507
Mercantile Bank Corp.	4,257	83,224
Merchants Bancshares Inc.	1,308	38,154
Meridian Bancorp Inc. (a)	5,205	68,550
Meta Financial Group Inc.	1,700	67,541
Metro Bancorp Inc.	3,600	99,252
MGIC Investment Corp. (a)	84,951	818,078
MidSouth Bancorp Inc.	1,900	28,025
MidWestOne Financial Group Inc.	1,700	49,011
Moelis & Co.	1,827	55,029
Monmouth Real Estate Investment Corp. Class A	13,950	154,984
Montpelier Re Holdings Ltd.	9,155	351,918
National Bank Holdings Corp. Class A	9,298	174,895
National Bankshares Inc.	1,700	50,728
National General Holdings Corp.	8,800	164,560
National Health Investors Inc.	9,384	666,358
National Interstate Corp.	1,913	53,717
National Penn Bancshares Inc.	31,036	334,258
National Western Life Insurance Co.	575	146,222

See accompanying notes to schedules of investments.	21

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Navigators Group Inc., The (a)	2,572	$200,204
NBT Bancorp Inc.	10,797	270,573
Nelnet Inc. Class A	5,100	241,332
New Residential Investment Corp.	35,684	536,331
New York Mortgage Trust Inc.	26,309	204,158
New York REIT Inc.	40,049	419,714
NewBridge Bancorp	8,300	74,036
NewStar Financial Inc. (a)	6,732	78,966
Nicholas Financial Inc. (a)	2,406	33,708
NMI Holdings Inc. Class A (a)	12,500	93,625
Northfield Bancorp Inc.	13,099	194,127
Northrim BanCorp Inc.	1,700	41,718
Northwest Bancshares Inc.	24,026	284,708
OceanFirst Financial Corp.	3,300	56,991
OFG Bancorp	11,366	185,493
Old Line Bancshares Inc.	2,100	33,180
Old National Bancorp	28,341	402,159
OM Asset Management PLC	6,066	113,070
On Deck Capital Inc. (a)	2,876	61,230
One Liberty Properties Inc.	3,247	79,292
OneBeacon Insurance Group Ltd. Class A	5,435	82,666
Oppenheimer Holdings Inc. Class A	2,680	62,873
Opus Bank	1,300	40,144
Oritani Financial Corp.	11,505	167,398
Owens Realty Mortgage Inc.	2,700	40,446
Pacific Continental Corp.	4,600	60,812
Pacific Premier Bancorp Inc. (a)	4,500	72,855
Palmetto Bancshares Inc.	1,100	20,900
Park National Corp.	3,170	271,225
Park Sterling Corp.	11,254	79,903
Parkway Properties Inc.	19,493	338,204
Patriot National Inc. (a)	2,256	28,651
Peapack-Gladstone Financial Corp.	3,112	67,219
Pebblebrook Hotel Trust	17,880	832,672
Penns Woods Bancorp Inc.	1,257	61,480
Pennsylvania Real Estate Investment Trust	17,438	405,085
PennyMac Financial Services Inc. Class A (a)	3,214	54,542
PennyMac Mortgage Investment Trust	18,459	392,992
Peoples Bancorp Inc.	3,413	80,683
Peoples Financial Services Corp.	1,900	85,253
PHH Corp. (a)	12,727	307,612
Phoenix Companies Inc., The (a)	1,430	71,486
Physicians Realty Trust	17,530	308,703
PICO Holdings Inc. (a)	5,707	92,510
Pinnacle Financial Partners Inc.	8,997	400,007
Piper Jaffray Companies Inc. (a)	4,077	213,879
Potlatch Corp.	10,065	403,003
PRA Group Inc. (a)	12,613	685,138
Preferred Bank	3,000	82,410
Primerica Inc.	13,682	696,414
PrivateBancorp Inc.	17,704	622,650
Prosperity Bancshares Inc.	17,439	915,199
Provident Financial Services Inc.	15,018	280,086
PS Business Parks Inc.	4,882	405,401

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Pzena Investment Management Inc. Class A	2,486	$22,797
QTS Realty Trust Inc. Class A	3,596	130,930
Radian Group Inc.	47,848	803,368
RAIT Financial Trust	20,694	141,961
Ramco-Gershenson Properties Trust	19,074	354,776
RCS Capital Corp. Class A	2,335	24,844
RE/MAX Holdings Inc. Class A	2,626	87,209
Redwood Trust Inc.	21,054	376,235
Regional Management Corp. (a)	2,600	38,376
Renasant Corp.	7,865	236,343
Republic Bancorp Inc. Class A	2,619	64,768
Republic First Bancorp Inc. (a)	7,700	27,951
Resource America Inc. Class A	3,795	34,534
Resource Capital Corp.	33,324	151,291
Retail Opportunity Investments Corp.	22,939	419,784
Rexford Industrial Realty Inc.	14,375	227,269
RLI Corp.	10,776	564,770
RLJ Lodging Trust	32,773	1,026,123
Rouse Properties Inc.	9,203	174,489
Ryman Hospitality Properties Inc.	10,756	655,148
S&T Bancorp Inc.	8,184	232,262
Sabra Health Care REIT Inc.	14,745	488,797
Safeguard Scientifics Inc. (a)	5,216	94,305
Safety Insurance Group Inc.	3,164	189,049
Sandy Spring Bancorp Inc.	6,394	167,715
Saul Centers Inc.	2,448	140,026
Seacoast Banking Corporation of Florida (a)	4,920	70,208
Select Income REIT	9,079	226,884
Selective Insurance Group Inc.	13,911	404,115
ServisFirst Bancshares Inc.	600	19,794
Sierra Bancorp	3,300	55,110
Silver Bay Realty Trust Corp.	9,518	153,811
Silvercrest Asset Management Group Inc. Class A	1,483	21,133
Simmons First National Corp.	5,713	259,770
South State Corp.	6,111	417,931
Southside Bancshares Inc.	5,919	169,816
Southwest Bancorp Inc.	5,055	89,928
Sovran Self Storage Inc.	8,892	835,314
Springleaf Holdings Inc. (a)	6,228	322,424
Square 1 Financial Inc. Class A (a)	1,500	40,155
St. Joe Co., The (a)	16,100	298,816
STAG Industrial Inc.	14,168	333,231
Starwood Waypoint Residential Trust	9,700	250,745
State Auto Financial Corp.	4,058	98,569
State Bank Financial Corp.	8,785	184,485
State National Companies Inc.	6,551	65,182
Sterling Bancorp	22,714	304,595
Stewart Information Services Corp.	5,291	215,026
Stifel Financial Corp. (a)	16,248	905,826
Stock Yards Bancorp Inc.	3,567	122,812
Stonegate Bank	2,500	75,475
Stonegate Mortgage Corp. (a)	3,500	37,870
Store Capital Corp.	7,917	184,862
Strategic Hotels & Resorts Inc. (a)	66,936	832,014

22	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Suffolk Bancorp	2,923	$69,450
Summit Hotel Properties Inc.	21,218	298,537
Sun Bancorp Inc. (a)	2,440	46,140
Sun Communities Inc.	11,850	790,632
Sunstone Hotel Investors Inc.	51,794	863,406
Susquehanna Bancshares Inc.	47,271	648,085
Symetra Financial Corp.	18,597	436,286
Talmer Bancorp Inc. Class A	4,569	69,974
Tejon Ranch Co. (a)	3,236	85,592
Terreno Realty Corp.	10,732	244,690
Territorial Bancorp Inc.	2,085	49,540
Texas Capital Bancshares Inc. (a)	11,441	556,605
Third Point Reinsurance Ltd. (a)	13,996	198,043
Tiptree Financial Inc. Class A (a)	1,900	12,597
Tompkins Financial Corp.	3,746	201,722
TowneBank	11,064	177,909
Trade Street Residential Inc.	4,600	32,936
Trico Bancshares	5,650	136,334
Tristate Capital Holdings Inc. (a)	5,500	57,585
Triumph Bancorp Inc. (a)	1,929	26,350
Trustco Bank Corp. NY	23,377	160,834
Trustmark Corp.	17,001	412,784
UMB Financial Corp.	9,357	494,892
UMH Properties Inc.	5,184	52,203
Umpqua Holdings Corp.	41,738	717,059
Union Bankshares Corp.	11,414	253,505
United Bankshares Inc.	17,133	643,858
United Community Banks Inc.	12,343	233,036
United Community Financial Corp.	13,000	70,980
United Financial Bancorp Inc.	12,827	159,440
United Fire Group Inc.	5,292	168,127
United Insurance Holdings Corp.	4,100	92,250
Universal Health Realty Income Trust	3,005	169,031
Universal Insurance Holdings Inc.	7,700	197,043
Univest Corp. of Pennsylvania	4,199	83,098
Urstadt Biddle Properties Inc.	6,723	155,032
Valley National Bancorp	57,720	544,877
Virtus Investment Partners Inc.	1,837	240,224
Walker & Dunlop Inc. (a)	4,729	83,845
Walter Investment Management Corp. (a)	9,308	150,324
Washington Federal Inc.	25,500	556,028
Washington Real Estate Investment Trust	16,490	455,619
Washington Trust Bancorp Inc.	3,556	135,804
Waterstone Financial Inc.	8,484	108,935
Webster Financial Corp.	22,649	839,145
WesBanco Inc.	8,217	267,710
West Bancorporation	3,700	73,593
Westamerica Bancorporation	6,492	280,519
Western Alliance Bancorp (a)	18,800	557,232
Western Asset Mortgage Capital Corp.	10,124	152,670
Westwood Holdings Group Inc.	1,771	106,791
Whitestone REIT	5,529	87,801
Wilshire Bancorp Inc.	17,470	174,176
Wintrust Financial Corp.	11,688	557,284

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
WisdomTree Investments Inc.	26,556	$569,892
World Acceptance Corp. (a)	1,881	137,163
WSFS Financial Corp.	2,235	169,033
Yadkin Financial Corp. (a)	5,225	106,068

		107,750,860

Health Care (15.28%)
AAC Holdings Inc. (a)	1,439	44,001
Abaxis Inc.	5,521	353,951
Abiomed Inc. (a)	10,001	715,872
Acadia Healthcare Company Inc. (a)	10,739	768,912
ACADIA Pharmaceuticals Inc. (a)	19,810	645,608
Accelerate Diagnostics Inc. (a)	5,642	126,945
Acceleron Pharma Inc. (a)	4,017	152,887
Accuray Inc. (a)	19,494	181,294
AcelRx Pharmaceuticals Inc. (a)	6,532	25,214
Aceto Corp.	6,964	153,208
Achaogen Inc. (a)	1,687	16,465
Achillion Pharmaceuticals Inc. (a)	28,502	281,030
Acorda Therapeutics Inc. (a)	10,569	351,736
Actinium Pharmaceuticals Inc. (a)	4,900	12,103
Adamas Pharmaceuticals Inc. (a)	737	12,890
Addus HomeCare Corp. (a)	1,400	32,228
Adeptus Health Inc. Class A (a)	1,449	72,769
Aegerion Pharmaceuticals Inc. (a)	7,267	190,177
Aerie Pharmaceuticals Inc. (a)	2,600	81,484
Affymetrix Inc. (a)	18,700	234,872
Agenus Inc. (a)	15,400	79,002
Agios Pharmaceuticals Inc. (a)	3,665	345,610
Air Methods Corp. (a)	9,800	456,582
Akebia Therapeutics Inc. (a)	1,890	20,998
Akorn Inc. (a)	15,676	744,767
Albany Molecular Research Inc. (a)	5,800	102,080
Alder Biopharmaceuticals Inc. (a)	1,942	56,046
Alimera Sciences Inc. (a)	5,685	28,482
Alliance HealthCare Services Inc. (a)	1,200	26,616
Almost Family Inc. (a)	2,200	98,362
AMAG Pharmaceuticals Inc. (a)	6,535	357,203
Amedisys Inc. (a)	6,688	179,105
AMN Healthcare Services Inc. (a)	11,888	274,256
Amphastar Pharmaceuticals Inc. (a)	2,400	35,904
Ampio Pharmaceuticals Inc. (a)	10,090	75,978
Amsurg Corp. (a)	10,636	654,327
Anacor Pharmaceuticals Inc. (a)	8,117	469,568
Analogic Corp.	3,106	282,335
Angiodynamics Inc. (a)	6,300	112,077
ANI Pharmaceuticals Inc. (a)	1,700	106,335
Anika Therapeutics Inc. (a)	3,600	148,212
Antares Pharma Inc. (a)	28,977	78,528
Applied Genetic Technologies Corp. (a)	1,200	23,988
Aratana Therapeutics Inc. (a)	7,296	116,809
Ardelyx Inc. (a)	1,349	17,658
Arena Pharmaceuticals Inc. (a)	60,262	263,345
ARIAD Pharmaceuticals Inc. (a)	40,700	335,368
Array Biopharma Inc. (a)	34,936	257,478
Arrowhead Research Corp. (a)	13,689	92,606

See accompanying notes to schedules of investments.	23

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Atara Biotherapeutics Inc. (a)	1,439	$59,819
AtriCure Inc. (a)	6,798	139,291
Atrion Corp.	400	138,204
Auspex Pharmaceuticals Inc. (a)	2,511	251,778
Avalanche Biotechnologies Inc. (a)	1,800	72,936
Bellicum Pharmaceutical Inc. (a)	2,114	48,981
BioCryst Pharmaceuticals Inc. (a)	17,300	156,219
BioDelivery Sciences International Inc. (a)	10,516	110,418
Bio-Path Holdings Inc. (a)	18,100	32,580
Bio-Reference Laboratories Inc. (a)	6,286	221,519
BioScrip Inc. (a)	16,954	75,106
BioSpecifics Technologies Corp. (a)	900	35,235
BioTelemetry Inc. (a)	6,500	57,525
BioTime Inc. (a)	12,836	63,795
Bluebird Bio Inc. (a)	6,166	744,668
Calithera Biosciences Inc. (a)	2,003	32,889
Cambrex Corp. (a)	7,481	296,472
Cantel Medical Corp.	8,400	399,000
Capital Senior Living Corp. (a)	7,200	186,768
Cara Therapeutics Inc. (a)	1,429	14,361
Cardiovascular Systems Inc. (a)	6,956	271,562
Castlight Health Inc. Class B (a)	3,153	24,467
Catalent Inc. (a)	12,315	383,612
Celldex Therapeutics Inc. (a)	24,491	682,564
Cellular Dynamics International Inc. (a)	2,355	38,693
Cempra Inc. (a)	7,481	256,673
Cepheid Inc. (a)	17,481	994,669
Cerus Corp. (a)	19,594	81,707
Chemed Corp.	4,424	528,226
ChemoCentryx Inc. (a)	6,100	46,055
Chimerix Inc. (a)	7,565	285,125
Civitas Solutions Inc. (a)	2,929	61,333
Clovis Oncology Inc. (a)	6,256	464,383
Coherus Biosciences Inc. (a)	1,703	52,078
Computer Programs & Systems Inc.	2,784	151,060
Conmed Corp.	6,729	339,747
Corcept Therapeutics Inc. (a)	14,553	81,497
Corvel Corp. (a)	2,678	92,150
Cross Country Healthcare Inc. (a)	8,289	98,308
CryoLife Inc.	6,832	70,848
CTI BioPharma Corp. (a)	37,544	67,955
Cyberonics Inc. (a)	6,776	439,898
Cynosure Inc. Class A (a)	5,472	167,826
Cytokinetics Inc. (a)	8,504	57,657
Cytori Therapeutics Inc. (a)	19,647	23,183
CytRx Corp. (a)	13,700	46,169
DepoMed Inc. (a)	14,200	318,222
Derma Sciences Inc. (a)	5,261	44,561
Dermira Inc. (a)	1,956	30,025
Dexcom Inc. (a)	18,801	1,172,054
Dicerna Pharmaceuticals Inc. (a)	932	22,396
Dyax Corp. (a)	34,154	572,250
Dynavax Technologies Corp. (a)	6,764	151,717
Egalet Corp. (a)	997	12,891
Eleven Biotherapeutics Inc. (a)	1,341	11,962
Emergent Biosolutions Inc. (a)	7,100	204,196

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Enanta Pharmaceuticals Inc. (a)	2,600	$79,612
Endocyte Inc. (a)	9,534	59,683
Endologix Inc. (a)	16,329	278,736
Ensign Group Inc., The	5,640	264,290
Entellus Medical Inc. (a)	1,324	28,996
Enzo Biochem Inc. (a)	8,990	26,520
Epizyme Inc. (a)	3,200	60,096
Esperion Therapeutics Inc. (a)	1,674	155,012
Exact Sciences Corp. (a)	22,121	487,104
Exactech Inc. (a)	2,600	66,638
ExamWorks Group Inc. (a)	8,608	358,265
Exelixis Inc. (a)	46,923	120,592
FibroGen Inc. (a)	2,332	73,178
Five Prime Therapeutics Inc. (a)	5,100	116,535
Five Star Quality Care Inc. (a)	10,281	45,648
Flex Pharma Inc. (a)	1,350	26,460
Flexion Therapeutics Inc. (a)	1,509	33,983
Fluidigm Corp. (a)	6,894	290,237
Foundation Medicine Inc. (a)	3,418	164,440
Furiex Pharmaceuticals Inc. Contingent Value Rights (a) (b)	1,795	17,537
Galectin Therapeutics Inc. (a)	4,400	14,740
Galena Biopharma Inc. (a)	29,600	41,144
Genesis Healthcare Inc. (a)	6,600	46,992
GenMark Diagnostics Inc. (a)	10,282	133,460
Genocea Biosciences Inc. (a)	1,132	13,426
Genomic Health Inc. (a)	4,300	131,365
Geron Corp. (a)	39,201	147,788
Globus Medical Inc. Class A (a)	16,209	409,115
Greatbatch Inc. (a)	6,156	356,125
Haemonetics Corp. (a)	13,104	588,632
Halozyme Therapeutics Inc. (a)	25,516	364,368
Hanger Inc. (a)	8,600	195,134
HealthEquity Inc. (a)	2,630	65,724
Healthsouth Corp.	22,046	977,961
HealthStream Inc. (a)	5,282	133,106
Healthways Inc. (a)	7,770	153,069
HeartWare International Inc. (a)	4,202	368,810
Heron Therapeutics Inc. (a)	6,100	88,755
HMS Holdings Corp. (a)	22,200	342,990
Horizon Pharma PLC (a)	16,080	417,598
Hyperion Therapeutics Inc. (a)	3,300	151,470
ICU Medical Inc. (a)	3,432	319,656
Idera Pharmaceuticals Inc. (a)	21,504	79,780
IGI Laboratories Inc. (a)	8,200	66,912
Immune Design Corp. (a)	900	18,999
ImmunoGen Inc. (a)	21,793	195,047
Immunomedics Inc. (a)	21,385	81,905
Impax Laboratories Inc. (a)	17,400	815,538
Imprivata Inc. (a)	1,549	21,686
INC Research Holdings Inc. Class A (a)	2,334	76,392
Infinity Pharmaceuticals Inc. (a)	11,891	166,236
Inogen Inc. (a)	1,342	42,931
Inovio Pharmaceuticals Inc. (a)	14,900	121,584
Insmed Inc. (a)	12,230	254,384
Insulet Corp. (a)	13,780	459,563
Insys Therapeutics Inc. (a)	2,450	142,418

24	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Integra LifeSciences Holdings Corp. (a)	6,195	$381,922
Intersect ENT Inc. (a)	1,500	38,745
Intra-Cellular Therapies Inc. (a)	4,200	100,296
Intrexon Corp. (a)	9,457	429,064
Invacare Corp.	8,104	157,299
Invitae Corp. (a)	1,826	30,604
IPC Healthcare Inc. (a)	4,300	200,552
Ironwood Pharmaceuticals Inc. (a)	30,330	485,280
Isis Pharmaceuticals Inc. (a)	29,485	1,877,310
K2M Group Holdings Inc. (a)	2,201	48,532
Karyopharm Therapeutics Inc. (a)	3,425	104,839
Keryx Biopharmaceuticals Inc. (a)	25,257	321,522
Kindred Biosciences Inc. (a)	2,832	20,220
Kindred Healthcare Inc.	19,511	464,167
Kite Pharma Inc. (a)	2,358	136,009
KYTHERA Biopharmaceuticals Inc. (a)	4,933	247,390
Landauer Inc.	2,380	83,633
Lannett Company Inc. (a)	6,400	433,344
LDR Holding Corp. (a)	4,151	152,093
Lexicon Pharmaceuticals Inc. (a)	62,737	59,243
LHC Group Inc. (a)	3,000	99,090
Ligand Pharmaceuticals Inc. Class B (a)	4,918	379,227
Loxo Oncology Inc. (a)	1,000	12,450
Luminex Corp. (a)	9,414	150,624
MacroGenics Inc. (a)	4,900	153,713
Magellan Health Inc. (a)	6,891	488,021
MannKind Corp. (a)	56,313	292,828
Masimo Corp. (a)	11,189	369,013
MedAssets Inc. (a)	15,137	284,878
Medicines Co., The (a)	16,076	450,450
Medidata Solutions Inc. (a)	13,456	659,882
Merge Healthcare Inc. (a)	16,100	71,967
Meridian Bioscience Inc.	10,700	204,156
Merit Medical Systems Inc. (a)	11,096	213,598
Merrimack Pharmaceuticals Inc. (a)	24,000	285,120
MiMedx Group Inc. (a)	23,400	243,360
Mirati Therapeutics Inc. (a)	1,800	52,776
Molina Healthcare Inc. (a)	7,543	507,568
Momenta Pharmaceuticals Inc. (a)	11,911	181,047
NanoString Technologies Inc. (a)	2,500	25,475
NanoViricides Inc. (a)	10,732	24,147
National Healthcare Corp.	2,573	163,926
National Research Corp. Class A	2,400	34,560
Natus Medical Inc. (a)	8,200	323,654
Navidea Biopharmaceuticals Inc. (a)	37,000	58,830
Nektar Therapeutics (a)	31,760	349,360
Neogen Corp. (a)	9,176	428,794
NeoStem Inc. (a)	6,226	15,814
Neuralstem Inc. (a)	16,900	32,110
Neurocrine Biosciences Inc. (a)	21,107	838,159
Nevro Corp. (a)	2,015	96,579
NewLink Genetics Corp. (a)	5,101	279,076
Northwest Biotherapeutics Inc. (a)	8,800	64,856
Novavax Inc. (a)	58,658	485,102
NuVasive Inc. (a)	11,798	542,590
NxStage Medical Inc. (a)	15,619	270,209

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Ocular Therapeutix Inc. (a)	1,500	$62,978
Ohr Pharmaceutical Inc. (a)	5,200	13,208
Omeros Corp. (a)	8,658	190,736
Omnicell Inc. (a)	9,336	327,694
Omthera Pharmaceuticals Inc. Contingent Value Rights (a) (b)	1,326	0
OncoMed Pharmaceuticals Inc. (a)	3,067	79,067
Oncothyreon Inc. (a)	22,400	36,512
Ophthotech Corp. (a)	3,400	158,202
Opko Health Inc. (a)	49,081	695,478
OraSure Technologies Inc. (a)	13,463	88,048
Orexigen Therapeutics Inc. (a)	31,055	243,161
Organovo Holdings Inc. (a)	15,400	54,516
Orthofix International NV (a)	4,662	167,319
Osiris Therapeutics Inc. (a)	5,000	87,900
Otonomy Inc. (a)	1,849	65,381
OvaScience Inc. (a)	4,035	140,136
Owens & Minor Inc.	15,628	528,852
Oxford Immunotec Global PLC (a)	3,200	45,056
Pacific Biosciences of California Inc. (a)	13,902	81,188
Pacira Pharmaceuticals Inc. (a)	8,951	795,296
Pain Therapeutics Inc. (a)	9,400	17,766
Parexel International Corp. (a)	14,240	982,418
PDL BioPharma Inc.	39,659	279,001
Peregrine Pharmaceuticals Inc. (a)	41,500	56,025
Pernix Therapeutics Holdings Inc. (a)	8,211	87,776
PharMerica Corp. (a)	7,418	209,113
Phibro Animal Health Corp. Class A	3,654	129,388
PhotoMedex Inc. (a)	3,300	6,633
Portola Pharmaceuticals Inc. (a)	11,499	436,502
Pozen Inc. (a)	6,699	51,716
PRA Health Sciences Inc. (a)	4,888	140,970
Prestige Brands Holdings Inc. (a)	13,048	559,629
Progenics Pharmaceuticals Inc. (a)	18,004	107,664
Prothena Corp. PLC (a)	6,700	255,538
Providence Service Corp. (a)	2,899	153,995
PTC Therapeutics Inc. (a)	6,113	371,976
Puma Biotechnology Inc. (a)	6,154	1,453,021
Quality Systems Inc.	12,352	197,385
Quidel Corp. (a)	7,000	188,860
Radius Health Inc. (a)	1,800	74,088
RadNet Inc. (a)	8,100	68,040
Raptor Pharmaceutical Corp. (a)	16,105	175,061
Receptos Inc. (a)	5,492	905,576
Regado Bioscience Inc. (a)	3,800	4,636
Regulus Therapeutics Inc. (a)	3,851	65,236
Relypsa Inc. (a)	5,160	186,121
Repligen Corp. (a)	8,200	248,952
Repros Therapeutics Inc. (a)	6,077	52,201
Retrophin Inc. (a)	6,865	164,485
Revance Therapeutics Inc. (a)	2,285	47,368
Rigel Pharmaceuticals Inc. (a)	21,497	76,744
Rockwell Medical Inc. (a)	11,744	128,362
Roka Bioscience Inc. (a)	766	2,451
RTI Surgical Inc. (a)	13,700	67,678
Sage Therapeutics Inc. (a)	1,468	73,738

See accompanying notes to schedules of investments.	25

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Sagent Pharmaceuticals Inc. (a)	5,339	$124,132
Sangamo BioSciences Inc. (a)	17,035	267,109
Sarepta Therapeutics Inc. (a)	10,000	132,800
SciClone Pharmaceuticals Inc. (a)	12,600	111,636
Second Sight Medical Products Inc (a)	1,008	12,923
Select Medical Holdings Corp.	19,468	288,710
Sequenom Inc. (a)	28,414	112,235
Sientra Inc. (a)	1,439	27,614
Spark Therapeutics Inc. (a)	2,013	156,008
Spectranetics Corp., The (a)	10,585	367,935
Spectrum Pharmaceuticals Inc. (a)	16,228	98,504
STAAR Surgical Co. (a)	9,524	70,763
Stemline Therapeutics Inc. (a)	3,000	43,410
STERIS Corp.	14,852	1,043,650
Sucampo Pharmaceuticals Inc. Class A (a)	3,900	60,684
Sunesis Pharmaceuticals Inc. (a)	12,256	30,027
Supernus Pharmaceuticals Inc. (a)	7,233	87,447
Surgical Care Affiliates Inc. (a)	3,250	111,572
SurModics Inc. (a)	3,219	83,791
Symmetry Surgical Inc. (a)	2,302	16,874
Synageva BioPharma Corp. (a)	5,796	565,284
Synergy Pharmaceuticals Inc. (a)	23,000	106,260
Synta Pharmaceuticals Corp. (a)	15,400	29,876
T2 Biosystems Inc. (a)	1,600	24,832
Tandem Diabetes Care Inc. (a)	2,350	29,657
Team Health Holdings Inc. (a)	17,603	1,029,952
Tesaro Inc. (a)	5,339	306,459
Tetraphase Pharmaceuticals Inc. (a)	7,667	280,919
TG Therapeutics Inc. (a)	6,868	106,317
TherapeuticsMD Inc. (a)	27,100	163,955
Theravance Biopharma Inc. (a)	5,800	100,630
Theravance Inc.	20,900	328,548
Thoratec Corp. (a)	13,418	562,080
Threshold Pharmaceuticals Inc. (a)	14,100	57,246
Tokai Pharmaceuticals Inc. (a)	1,481	16,735
Tornier NV (a)	8,802	230,788
TransEnterix Inc. (a)	7,100	20,803
Triple-S Management Corp. Class B (a)	6,400	127,232
TriVascular Technologies Inc. (a)	1,850	19,406
Trupanion Inc. (a)	2,200	17,600
U.S. Physical Therapy Inc.	3,200	152,000
Ultragenyx Pharmaceutical Inc. (a)	1,704	105,801
Unilife Corp. (a)	29,694	119,073
Universal American Corp. (a)	10,856	115,942
Utah Medical Products Inc.	1,000	59,860
Vanda Pharmaceuticals Inc. (a)	9,926	92,312
Vascular Solutions Inc. (a)	4,400	133,408
Veracyte Inc. (a)	1,321	9,617
Verastem Inc. (a)	5,800	58,986
Versartis Inc. (a)	1,700	31,229
Vitae Pharmaceuticals Inc. (a)	1,405	16,453
Vital Therapies Inc. (a)	1,300	32,513
VIVUS Inc. (a)	22,161	54,516
Vocera Communications Inc. (a)	5,200	51,584
WellCare Health Plans Inc. (a)	11,077	1,013,102
West Pharmaceutical Services Inc.	17,728	1,067,403

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Wright Medical Group Inc. (a)	12,381	$319,430
Xencor Inc. (a)	3,809	58,354
Xenoport Inc. (a)	14,181	100,969
XOMA Corp. (a)	22,677	82,544
Zafgen Inc. (a)	1,823	72,209
Zeltiq Aesthetics Inc. (a)	7,200	221,976
ZIOPHARM Oncology Inc. (a)	22,695	244,425
Zogenix Inc. (a)	31,004	42,475
ZS Pharma Inc. (a)	1,736	73,051

		71,030,468

Industrials (13.22%)
Aaon Inc.	10,450	256,337
AAR Corp.	9,811	301,198
ABM Industries Inc.	14,035	447,155
Acacia Research Corp.	12,252	131,096
Acco Brands Corp. (a)	28,622	237,849
Accuride Corp. (a)	9,947	46,353
Actuant Corp. Class A	15,425	366,190
Advanced Drainage Systems Inc.	3,888	116,407
Advisory Board Co., The (a)	10,490	558,907
Aegion Corp. (a)	9,356	168,876
Aerovironment Inc. (a)	4,804	127,354
Air Transport Services Group Inc. (a)	13,100	120,782
Aircastle Ltd.	16,004	359,450
Alamo Group Inc.	1,685	106,374
Albany International Corp. Class A	6,951	276,302
Allegiant Travel Co.	3,475	668,208
Altra Industrial Motion Corp.	6,900	190,716
Ameresco Inc. Class A (a)	5,100	37,740
American Railcar Industries Inc.	2,353	117,015
American Science & Engineering Inc.	1,881	91,906
American Woodmark Corp. (a)	3,053	167,091
Apogee Enterprises Inc.	7,436	321,235
Applied Industrial Technologies Inc.	10,368	470,085
ARC Document Solutions Inc. (a)	10,621	98,032
ARC Group Worldwide Inc. (a)	800	4,272
ArcBest Corp.	6,389	242,079
Argan Inc.	3,100	112,127
Astec Industries Inc.	4,657	199,692
Astronics Corp. (a)	4,811	354,571
Atlas Air Worldwide Holdings Inc. (a)	6,243	268,574
AZZ Inc.	6,400	298,176
Baltic Trading Ltd.	12,100	18,029
Barnes Group Inc.	13,644	552,446
Barrett Business Services Inc.	1,800	77,112
Beacon Roofing Supply Inc. (a)	12,485	390,780
Blount International Inc. (a)	12,494	160,923
Brady Corp.	11,813	334,190
Briggs & Stratton Corp.	11,580	237,853
Brink’s Co., The	12,299	339,821
Builders FirstSource Inc. (a)	10,886	72,610
CAI International Inc. (a)	4,300	105,651
Capstone Turbine Corp. (a)	82,837	53,844
Casella Waste Systems Inc. Class A (a)	9,014	49,577
CBIZ Inc. (a)	10,274	95,856

26	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
CDI Corp.	3,486	$48,978
CECO Environmental Corp.	5,184	55,002
Celadon Group Inc.	5,200	141,544
Cenveo Inc. (a)	13,671	29,256
Chart Industries Inc. (a)	7,700	270,078
CIRCOR International Inc.	4,521	247,299
Civeo Corp.	23,600	59,944
Clarcor Inc.	12,699	838,896
Columbus McKinnon Corp.	5,100	137,394
Comfort Systems USA Inc.	9,773	205,624
Commercial Vehicle Group Inc. (a)	6,196	39,902
Continental Building Products Inc. (a)	2,769	62,552
Corporate Executive Board Co., The	8,500	678,810
CRA International Inc. (a)	2,415	75,155
Cubic Corp.	5,154	266,823
Curtiss-Wright Corp.	11,978	885,653
Deluxe Corp.	12,600	872,928
DigitalGlobe Inc. (a)	18,823	641,300
Douglas Dynamics Inc.	5,610	128,132
Ducommun Inc. (a)	2,600	67,340
DXP Enterprises Inc. (a)	3,200	141,088
Dycom Industries Inc. (a)	8,333	406,984
Dynamic Materials Corp.	3,254	41,554
Echo Global Logistics Inc. (a)	5,800	158,108
EMCOR Group Inc.	15,750	731,902
Encore Wire Corp.	5,095	192,999
Energy Recovery Inc. (a)	9,400	24,346
EnerSys	11,039	709,145
Engility Holdings Inc.	4,300	129,172
Ennis Inc.	6,632	93,644
Enphase Energy Inc. (a)	4,700	61,993
EnPro Industries Inc.	5,774	380,795
Erickson Inc. (a)	1,600	6,912
ESCO Technologies Inc.	6,510	253,760
Esterline Technologies Corp. (a)	7,989	914,101
ExOne Co., The (a)	2,431	33,183
Exponent Inc.	3,229	287,058
Federal Signal Corp.	16,234	256,335
Forward Air Corp.	7,708	418,544
Franklin Covey Co. (a)	2,700	52,002
Franklin Electric Co. Inc.	11,851	451,997
Freightcar America Inc.	3,060	96,176
FTI Consulting Inc. (a)	10,182	381,418
FuelCell Energy Inc. (a)	59,996	74,995
Furmanite Corp. (a)	9,400	74,166
G&K Services Inc. Class A	4,980	361,199
GenCorp Inc. (a)	15,226	353,091
Generac Holdings Inc. (a)	17,190	836,981
General Cable Corp.	12,000	206,760
General Finance Corp. (a)	2,800	22,596
Gibraltar Industries Inc. (a)	7,482	122,780
Global Brass & Copper Holdings Inc.	5,300	81,885
Global Power Equipment Group Inc.	4,373	57,724
Gorman-Rupp Co., The	4,791	143,490
GP Strategies Corp. (a)	3,800	140,600
GrafTech International Ltd. (a)	28,800	112,032
Graham Corp.	2,600	62,322

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Granite Construction Inc.	9,653	$339,206
Great Lakes Dredge & Dock Co. (a)	14,800	88,948
Greenbrier Companies Inc., The	6,834	396,372
Griffon Corp.	10,347	180,348
H&E Equipment Services Inc.	7,800	194,922
Harsco Corp.	20,000	345,200
Hawaiian Holdings Inc. (a)	11,200	246,680
Healthcare Services Group Inc.	17,547	563,785
Heartland Express Inc.	13,476	320,190
Heico Corp.	16,641	1,016,266
Heidrick & Struggles International Inc.	4,712	115,821
Heritage-Crystal Clean Inc. (a)	2,667	31,204
Herman Miller Inc.	14,937	414,651
Hill International Inc. (a)	8,500	30,515
Hillenbrand Inc.	15,853	489,382
HNI Corp.	11,447	631,531
Houston Wire & Cable Co.	4,500	43,785
Hub Group Inc. (a)	9,150	359,504
Hurco Companies Inc.	1,569	51,667
Huron Consulting Group Inc. (a)	5,990	396,238
Hyster-Yale Materials Handling Inc.	2,596	190,261
ICF International Inc. (a)	4,932	201,472
Innerworkings Inc. (a)	8,652	58,141
Insperity Inc.	5,699	298,001
Insteel Industries Inc.	4,500	97,335
Interface Inc.	16,467	342,184
International Shipholding Corp.	1,333	16,143
JetBlue Airways Corp. (a)	62,225	1,197,831
John Bean Technologies Corp.	7,400	264,328
Kadant Inc.	2,858	150,359
Kaman Corp.	6,846	290,476
Kelly Services Inc. Class A	6,716	117,127
Keyw Holding Corp., The (a)	7,911	65,108
Kforce Inc.	6,210	138,545
Kimball International Inc. Class B	8,797	92,193
Knight Transportation Inc.	14,949	482,105
Knightsbridge Shipping Ltd.	17,362	86,810
Knoll Inc.	12,244	286,877
Korn/Ferry International	12,633	415,247
Kratos Defense & Security Solutions Inc. (a)	11,924	65,940
L.B. Foster Co. Class A	2,536	120,409
Layne Christensen Co. (a)	4,986	24,980
Lindsay Corp.	3,198	243,848
LMI Aerospace Inc. (a)	2,700	32,967
LSI Industries Inc.	5,747	46,838
Lydall Inc. (a)	4,190	132,907
Manitex International Inc. (a)	3,242	31,545
Marten Transport Ltd.	5,797	134,490
Masonite International Corp. (a)	7,298	490,863
MasTec Inc. (a)	16,459	317,659
Matson Inc.	10,600	446,896
Matthews International Corp. Class A	7,461	384,316
McGrath Rentcorp	6,340	208,649
Meritor Inc. (a)	24,815	312,917
Miller Industries Inc.	2,650	64,925
Mistras Group Inc. (a)	3,962	76,308

See accompanying notes to schedules of investments.	27

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Mobile Mini Inc.	11,847	$505,156
Moog Inc. Class A (a)	10,363	777,743
MSA Safety Inc.	7,418	370,010
Mueller Industries Inc.	14,394	520,055
Mueller Water Products Inc.	40,003	394,030
Multi-Color Corp.	3,173	219,984
MYR Group Inc. (a)	5,400	169,236
National Presto Industries Inc.	1,218	77,209
Navigant Consulting Inc. (a)	12,148	157,438
Navios Maritime Holdings Inc.	19,671	82,225
NCI Building Systems Inc. (a)	6,954	120,165
Neff Corp. Class A (a)	2,623	27,646
NL Industries Inc. (a)	1,843	14,283
NN Inc.	4,617	115,794
Norcraft Companies Inc. (a)	1,936	49,504
Nortek Inc. (a)	2,289	202,004
Northwest Pipe Co. (a)	2,400	55,080
Omega Flex Inc.	600	15,090
On Assignment Inc. (a)	12,887	494,474
Orion Marine Group Inc. (a)	6,764	59,929
P.A.M. Transportation Services Inc. (a)	800	45,816
Park-Ohio Holdings Corp.	2,266	119,350
Patrick Industries Inc. (a)	2,000	124,540
Patriot Transportation Holding Inc. (a)	600	14,982
Paylocity Holding Corp. (a)	2,032	58,196
Pendrell Corp. (a)	40,546	52,710
Performant Financial Corp. (a)	7,400	25,160
PGT Inc. (a)	11,700	130,748
Plug Power Inc. (a)	41,300	106,967
Ply Gem Holdings Inc. (a)	5,300	68,900
Polypore International Inc. (a)	11,400	671,460
Powell Industries Inc.	2,355	79,528
Power Solutions International Inc. (a)	1,100	70,719
PowerSecure International Inc. (a)	5,500	72,380
Preformed Line Products Co.	600	25,278
Primoris Services Corp.	9,464	162,686
Proto Labs Inc. (a)	5,608	392,560
Quad Graphics Inc.	6,840	157,183
Quality Distribution Inc. (a)	6,776	69,996
Quanex Building Products Corp.	9,241	182,417
Quest Resource Holding Corp. (a)	3,200	4,032
Raven Industries Inc.	9,284	189,951
RBC Bearings Inc.	5,800	443,932
Republic Airways Holdings Inc. (a)	12,432	170,940
Resources Connection Inc.	9,564	167,370
Revolution Lighting Technologies Inc. (a)	8,990	9,979
Rexnord Corp. (a)	18,972	506,363
Roadrunner Transportation Systems Inc. (a)	6,931	175,146
RPX Corp. (a)	13,066	188,020
Rush Enterprises Inc. Class A (a)	8,736	239,017
Safe Bulkers Inc.	9,600	34,464
Saia Inc. (a)	6,202	274,749
Scorpio Bulkers Inc. (a)	33,739	79,961
SIFCO Industries Inc.	600	13,074
Simpson Manufacturing Co. Inc.	10,357	387,041

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
SkyWest Inc.	12,221	$178,549
Sparton Corp. (a)	2,600	63,700
Standard Plus Corp. (a)	3,900	85,215
Standex International Corp.	3,227	265,034
Steelcase Inc.	20,500	388,270
Sterling Construction Company Inc. (a)	4,300	19,436
Stock Building Supply Holdings Inc. (a)	3,598	64,980
Sun Hydraulics Corp.	5,700	235,752
Swift Transportation Co. (a)	21,361	555,813
TAL International Group Inc.	8,600	350,278
Taser International Inc. (a)	13,592	327,703
TCP International Holdings Ltd. (a)	1,200	2,208
Team Inc. (a)	5,200	202,696
Teledyne Technologies Inc. (a)	8,828	942,212
Tennant Co.	4,535	296,453
Tetra Tech Inc.	15,420	370,388
Textainer Group Holdings Ltd.	5,300	158,947
Thermon Group Holdings Inc. (a)	7,924	190,731
Titan International Inc.	10,838	101,444
Titan Machinery Inc. (a)	4,300	57,405
Trex Co. Inc. (a)	8,568	467,213
TriMas Corp. (a)	11,155	343,462
TriNet Group Inc. (a)	3,854	135,776
TrueBlue Inc. (a)	10,310	251,048
Tutor Perini Corp. (a)	9,473	221,195
Twin Disc Inc.	2,052	36,259
Ultrapetrol Bahamas Ltd. (a)	5,300	7,685
UniFirst Corp.	3,675	432,511
United Stationers Inc.	10,008	410,228
Universal Forest Products Inc.	5,110	283,503
Universal Truckload Services Inc.	1,800	45,324
US Ecology Inc.	5,358	267,739
USA Truck Inc. (a)	1,600	44,304
UTi Worldwide Inc. (a)	23,200	285,360
Viad Corp.	5,162	143,607
Vicor Corp. (a)	4,608	70,042
Virgin American Inc. (a)	3,840	116,736
VSE Corp.	1,100	90,068
Wabash National Corp. (a)	17,045	240,334
WageWorks Inc. (a)	8,700	463,971
Watsco Inc.	6,475	813,908
Watts Water Technologies Inc.	7,251	399,023
Werner Enterprises Inc.	11,126	349,468
Wesco Aircraft Holdings Inc. (a)	12,960	198,547
West Corp.	9,500	320,435
Woodward Inc.	16,610	847,276
Xerium Technologies Inc. (a)	2,700	43,794
XPO Logistics Inc. (a)	13,129	596,976
YRC Worldwide Inc. (a)	8,060	144,758

		61,430,937

Information Technology (17.48%)
A10 Networks Inc. (a)	3,163	13,701
ACI Worldwide Inc. (a)	28,848	624,848
Actua Corp. (a)	10,121	156,774
Acxiom Corp. (a)	19,161	354,287

28	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Adtran Inc.	13,948	$260,409
Advanced Energy Industries Inc. (a)	10,433	267,711
Advent Software Inc.	13,010	573,871
Aerohive Networks Inc. (a)	2,292	10,222
Agilysys Inc. (a)	3,514	34,578
Alliance Fiber Optic Products Inc.	3,400	59,228
Alpha & Omega Semiconductor Ltd. (a)	5,690	50,698
Ambarella Inc. (a)	7,100	537,541
Amber Road Inc. (a)	2,182	20,184
American Software Inc. Class A	6,300	64,386
Amkor Technology Inc. (a)	21,064	186,100
Angie’s List Inc. (a)	10,500	61,635
Anixter International Inc. (a)	6,835	520,349
Applied Micro Circuits Corp. (a)	19,562	99,766
Applied Optoelectronics Inc. (a)	3,700	51,356
Aruba Networks Inc. (a)	26,916	659,173
Aspen Technology Inc. (a)	23,062	887,656
Audience Inc. (a)	3,400	15,436
AVG Technologies NV (a)	8,600	186,190
Axcelis Technologies Inc. (a)	25,726	61,228
Badger Meter Inc.	3,530	211,588
Bankrate Inc. (a)	16,551	187,688
Barracuda Networks Inc. (a)	1,946	74,863
Bazaarvoice Inc. (a)	12,013	67,873
Bel Fuse Inc.	2,483	47,251
Belden Inc.	10,973	1,026,634
Benchmark Electronics Inc. (a)	13,711	329,475
Benefitfocus Inc. (a)	1,325	48,747
Black Box Corp.	4,055	84,871
Blackbaud Inc.	11,711	554,867
Blackhawk Network Holdings Inc. (a)	13,294	475,526
Blucora Inc. (a)	10,420	142,337
Borderfree Inc. (a)	1,436	8,630
Bottomline Technologies Inc. (a)	9,731	266,337
Box Inc. Class A (a)	3,126	61,738
Brightcove Inc. (a)	8,000	58,640
BroadSoft Inc. (a)	7,000	234,220
Brooks Automation Inc.	16,349	190,139
Cabot Microelectronics Corp. (a)	5,943	296,972
CACI International Inc. Class A (a)	5,818	523,155
CalAmp Corp. (a)	9,100	147,329
Calix Inc. (a)	10,120	84,907
Callidus Software Inc. (a)	12,174	154,366
Carbonite Inc. (a)	4,400	62,920
Cardtronics Inc. (a)	11,000	413,600
Care.com Inc. (a)	1,693	12,833
Cascade Microtech Inc. (a)	3,200	43,456
Cass Information Systems Inc.	2,906	163,143
Cavium Inc. (a)	13,237	937,444
CEVA Inc. (a)	5,106	108,860
ChannelAdvisor Corp. (a)	5,066	49,090
Checkpoint Systems Inc.	10,615	114,854
Ciber Inc. (a)	18,443	75,985
Ciena Corp. (a)	26,200	505,922
Cimpress NV (a)	8,334	703,223
Cirrus Logic Inc. (a)	15,797	525,408

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Clearfield Inc. (a)	2,800	$41,496
Cognex Corp. (a)	21,722	1,077,194
Coherent Inc. (a)	6,200	402,752
Cohu Inc.	6,008	65,728
CommVault Systems Inc. (a)	11,888	519,506
Computer Task Group Inc.	4,000	29,240
comScore Inc. (a)	8,828	451,994
Comtech Telecommunications Corp.	3,902	112,963
Comverse Inc. (a)	5,549	109,315
Constant Contact Inc. (a)	7,700	294,217
Control4 Corp. (a)	2,842	34,047
Convergys Corp.	25,649	586,593
Cornerstone OnDemand Inc. (a)	13,392	386,895
Coupons.com Inc. (a)	2,933	34,433
Covisint Corp. (a)	9,731	19,754
Cray Inc. (a)	10,222	287,034
CSG Systems International Inc.	8,665	263,329
CTS Corp.	8,641	155,452
CUI Global Inc. (a)	5,100	29,886
Cvent Inc. (a)	4,399	123,348
Cyan Inc. (a)	6,731	26,857
Cypress Semiconductor Corp.	76,651	1,081,546
Daktronics Inc.	9,652	104,338
Datalink Corp. (a)	4,900	58,996
Dealertrack Technologies Inc. (a)	13,441	517,747
Demand Media Inc. (a)	2,246	12,847
Demandware Inc. (a)	7,600	462,840
Dice Holdings Inc. (a)	10,240	91,341
Digi International Inc. (a)	6,034	60,219
Digimarc Corp.	1,481	32,508
Diodes Inc. (a)	8,927	254,955
Dot Hill Systems Corp. (a)	14,800	78,440
DSP Group Inc. (a)	6,024	72,168
DTS Inc. (a)	4,346	148,068
EarthLink Holdings Corp.	26,940	119,614
Eastman Kodak Co. (a)	4,326	82,151
Ebix Inc.	7,439	225,997
Electro Rent Corp.	3,906	44,294
Electro Scientific Industries Inc.	6,538	40,405
Electronics for Imaging Inc. (a)	11,708	488,809
Ellie Mae Inc. (a)	7,117	393,641
Emulex Corp. (a)	17,780	141,707
Endurance International Group Holdings Inc. (a)	7,434	141,692
EnerNOC Inc. (a)	6,830	77,862
Entegris Inc. (a)	35,313	483,435
Entropic Communications Inc. (a)	20,500	60,680
Envestnet Inc. (a)	8,456	474,212
EPAM Systems Inc. (a)	8,800	539,352
EPIQ Systems Inc.	8,090	145,054
ePlus Inc. (a)	1,318	114,574
Euronet Worldwide Inc. (a)	12,797	751,824
EVERTEC Inc.	16,268	355,618
Everyday Health Inc. (a)	1,849	23,778
Exar Corp. (a)	9,767	98,158
Exlservice Holdings Inc. (a)	8,064	299,981
Extreme Networks Inc. (a)	24,164	76,358

See accompanying notes to schedules of investments.	29

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Fabrinet (a)	8,628	$163,846
Fair Isaac Corp.	8,139	722,092
Fairchild Semiconductor International Inc. (a)	29,283	532,365
FARO Technologies Inc. (a)	4,254	264,301
FEI Co.	10,547	805,158
Finisar Corp. (a)	25,890	552,493
Five9 Inc. (a)	2,986	16,602
Fleetmatics Group Ltd. PLC (a)	9,500	426,075
Formfactor Inc. (a)	13,743	121,900
Forrester Research Inc.	2,652	97,541
Gerber Scientific Inc. Escrow Shares (a) (b)	6,402	0
Gigamon Inc. (a)	5,928	125,911
Global Cash Access Holdings Inc. (a)	16,837	128,298
Global Sources Ltd. (a)	4,042	23,686
Globant SA (a)	1,600	33,696
Glu Mobile Inc. (a)	22,212	111,282
Gogo Inc. (a)	13,831	263,619
GrubHub Inc. (a)	2,251	102,173
GSI Group Inc. (a)	7,539	100,419
GTT Communications Inc. (a)	4,004	75,596
Guidance Software Inc. (a)	3,878	20,980
Guidewire Software Inc. (a)	16,985	893,581
Hackett Group Inc., The	6,294	56,268
Harmonic Inc. (a)	22,045	163,353
Heartland Payment Systems Inc.	8,875	415,794
Higher One Holdings Inc. (a)	8,471	20,500
Hortonworks Inc. (a)	1,798	42,864
HubSpot Inc. (a)	1,439	57,416
iGate Corp. (a)	9,126	389,315
II-VI Inc. (a)	13,296	245,444
Immersion Corp. (a)	7,200	66,096
Imperva Inc. (a)	6,429	274,518
Infinera Corp. (a)	31,036	610,478
Infoblox Inc. (a)	13,600	324,632
Information Services Group Inc.	8,100	32,319
Inphi Corp. (a)	7,737	137,951
Insight Enterprises Inc. (a)	10,148	289,421
Integrated Device Technology Inc. (a)	33,603	672,732
Integrated Silicon Solution Inc.	7,890	141,152
Interactive Intelligence Group (a)	4,211	173,409
InterDigital Inc.	9,304	472,085
Internap Corp. (a)	12,988	132,867
Intersil Corp. Class A	32,200	461,104
Intevac Inc. (a)	5,900	36,226
Intralinks Holdings Inc. (a)	9,533	98,571
InvenSense Inc. (a)	18,034	274,297
Itron Inc. (a)	10,000	365,100
Ixia (a)	13,999	169,808
IXYS Corp.	6,314	77,788
j2 Global Inc.	11,815	776,009
Jive Software Inc. (a)	9,941	50,997
Kemet Corp. (a)	10,879	45,039
Kimball Electronics Inc. (a)	6,597	93,282
Kofax Ltd. (a)	18,400	201,480
Kopin Corp. (a)	17,200	60,544

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
KVH Industries Inc. (a)	4,200	$63,504
Lattice Semiconductor Corp. (a)	29,593	187,620
Limelight Networks Inc. (a)	14,179	51,470
Lionbridge Technologies Inc. (a)	16,100	92,092
Liquidity Services Inc. (a)	6,312	62,363
Littelfuse Inc.	5,637	560,261
LivePerson Inc. (a)	13,900	142,266
LogMeIn Inc. (a)	6,070	339,859
Luxoft Holding Inc. (a)	1,968	101,824
M/A-COM Technology Solutions Holdings Inc. (a)	3,100	115,506
Manhattan Associates Inc. (a)	19,016	962,400
ManTech International Corp. Class A	6,055	205,507
Marchex Inc. Class B	8,066	32,909
Marin Software Inc. (a)	6,500	40,885
Marketo Inc. (a)	6,348	162,636
Mavenir Systems Inc. (a)	3,146	55,810
MAXIMUS Inc.	16,996	1,134,653
MaxLinear Inc. Class A (a)	6,886	55,983
MaxPoint Interactive Inc. (a)	818	7,836
Maxwell Technologies Inc. (a)	7,734	62,336
Mentor Graphics Corp.	24,256	582,872
Mercury Systems Inc. (a)	7,978	124,058
Mesa Laboratories Inc.	700	50,540
Methode Electronics Inc.	9,367	440,624
Micrel Inc.	11,416	172,153
Microsemi Corp. (a)	23,561	834,059
MicroStrategy Inc. (a)	2,325	393,367
Millennial Media Inc. (a)	18,600	26,970
MKS Instruments Inc.	13,478	455,691
MobileIron Inc. (a)	3,150	29,169
Model N Inc. (a)	4,800	57,408
ModusLink Global Solutions Inc. (a)	9,195	35,401
MoneyGram International Inc. (a)	7,262	62,744
Monolithic Power Systems Inc.	9,574	504,071
Monotype Imaging Holdings Inc.	10,100	329,664
Monster Worldwide Inc. (a)	22,516	142,751
MTS Systems Corp.	3,770	285,200
Multi-Fineline Electronix Inc. (a)	2,134	38,988
Nanometrics Inc. (a)	5,904	99,305
Netgear Inc. (a)	8,658	284,675
NetScout Systems Inc. (a)	9,200	403,420
NeuStar Inc. Class A (a)	14,219	350,072
New Relic Inc. (a)	1,438	49,899
Newport Corp. (a)	10,018	190,943
NIC Inc.	16,406	289,894
Nimble Storage Inc. (a)	2,300	51,313
NumereX Corp. Class A (a)	3,427	39,068
NVE Corp.	1,200	82,704
Oclaro Inc. (a)	23,100	45,738
Omnivision Technologies Inc. (a)	14,045	370,367
Opower Inc. (a)	1,915	19,399
OSI Systems Inc. (a)	5,065	376,127
Park City Group Inc. (a)	2,300	31,694
Park Electrochemical Corp.	5,452	117,545
ParkerVision Inc. (a)	22,000	18,260

30	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Paycom Software Inc. (a)	1,636	$52,450
PC Connection Inc.	2,220	57,920
PDF Solutions Inc. (a)	7,563	135,529
Pegasystems Inc.	8,680	188,790
Perficient Inc. (a)	8,600	177,934
Pericom Semiconductor Corp.	5,809	89,865
Photronics Inc. (a)	16,072	136,612
Plantronics Inc.	10,696	566,353
Plexus Corp. (a)	8,440	344,099
PMC-Sierra Inc. (a)	42,800	397,184
Polycom Inc. (a)	34,900	467,660
Power Integrations Inc.	7,589	395,235
PRGX Global Inc. (a)	7,431	29,873
Procera Networks Inc. (a)	5,444	51,119
Progress Software Corp. (a)	12,710	345,331
Proofpoint Inc. (a)	9,400	556,668
PROS Holdings Inc. (a)	5,800	143,318
Q2 Holdings Inc. (a)	2,449	51,772
QAD Inc. Class A	1,458	35,284
QLIK Technologies Inc. (a)	22,439	698,526
QLogic Corp. (a)	22,260	328,112
Qorvo Inc. (a)	35,859	2,857,962
Qualys Inc. (a)	5,000	232,400
Quantum Corp. (a)	52,795	84,472
QuickLogic Corp. (a)	13,600	26,248
QuinStreet Inc. (a)	8,298	49,373
Rally Software Development Corp. (a)	6,100	95,709
Rambus Inc. (a)	28,758	361,632
RealD Inc. (a)	9,872	126,263
Realnetworks Inc. (a)	5,369	36,133
RealPage Inc. (a)	12,816	258,114
Reis Inc.	2,100	53,844
RetailMeNot Inc. (a)	7,643	137,650
Rightside Group Ltd. (a)	2,246	22,797
Rocket Fuel Inc. (a)	4,550	41,860
Rofin-Sinar Technologies Inc. (a)	6,934	168,011
Rogers Corp. (a)	4,627	380,386
Rosetta Stone Inc. (a)	5,189	39,488
Rubicon Project Inc., The (a)	1,930	34,586
Rubicon Technology Inc. (a)	6,774	26,690
Ruckus Wireless Inc. (a)	16,000	205,920
Rudolph Technologies Inc. (a)	8,817	97,163
Sanmina Corp. (a)	20,826	503,781
Sapiens International Corp. NV (a)	6,300	51,660
ScanSource Inc. (a)	7,278	295,851
Science Applications International Corp.	9,952	511,035
SciQuest Inc. (a)	6,754	114,345
SeaChange International Inc. (a)	8,200	64,370
Semtech Corp. (a)	16,949	451,606
ServiceSource International Inc. (a)	17,159	53,193
ShoreTel Inc. (a)	16,139	110,068
Shutterstock Inc. (a)	3,800	260,946
Silicon Graphics International Corp. (a)	8,400	72,996
Silicon Laboratories Inc. (a)	10,900	553,393
Silver Spring Networks Inc. (a)	8,700	77,778
Sonus Networks Inc. (a)	12,121	95,513

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Speed Commerce Inc. (a)	12,600	$8,048
SPS Commerce Inc. (a)	4,125	276,788
SS&C Technologies Holdings Inc.	17,017	1,060,159
Stamps.com Inc. (a)	3,640	244,936
Super Micro Computer Inc. (a)	8,707	289,159
Sykes Enterprises Inc. (a)	9,935	246,885
Synaptics Inc. (a)	9,024	733,696
Synchronoss Technologies Inc. (a)	8,900	422,394
SYNNEX Corp.	7,205	556,586
Syntel Inc. (a)	7,754	401,114
Take-Two Interactive Software Inc. (a)	21,010	534,810
Tangoe Inc. (a)	9,518	131,348
TechTarget (a)	4,626	53,338
TeleCommunication Systems Inc. Class A (a)	11,900	45,577
TeleNav Inc. (a)	6,808	53,919
TeleTech Holdings Inc.	4,305	109,562
TESSCO Technologies Inc.	1,400	34,524
Tessera Technologies Inc.	13,272	534,596
Textura Corp. (a)	4,603	125,110
TiVo Inc. (a)	25,677	272,433
Travelzoo Inc. (a)	2,100	20,244
Tremor Video Inc. (a)	8,700	20,358
TrueCar Inc. (a)	1,902	33,951
TTM Technologies Inc. (a)	13,560	122,176
TubeMogul Inc. (a)	1,029	14,221
Tyler Technologies Inc. (a)	8,290	999,194
Ubiquiti Networks Inc.	7,346	217,074
Ultimate Software Group Inc., The (a)	7,055	1,199,033
Ultra Clean Holdings Inc. (a)	7,523	53,789
Ultratech Inc. (a)	6,879	119,282
Unisys Corp. (a)	12,638	293,328
Universal Display Corp. (a)	10,098	472,082
Unwired Planet Inc. (a)	23,012	13,158
Varonis Systems Inc. (a)	1,367	35,077
VASCO Data Security International Inc. (a)	7,402	159,439
Veeco Instruments Inc. (a)	10,133	309,563
Verint Systems Inc. (a)	14,939	925,172
ViaSat Inc. (a)	10,399	619,884
Viasystems Group Inc. (a)	1,056	18,469
Violin Memory Inc. (a)	19,777	74,559
Virnetx Holding Corp. (a)	10,627	64,718
Virtusa Corp. (a)	6,428	265,991
Vishay Precision Group Inc. (a)	3,021	48,125
Vitesse Semiconductor Corp. (a)	14,700	78,057
Vringo Inc. (a)	16,700	10,862
Web.com Group Inc. (a)	12,757	241,745
WebMD Health Corp. (a)	9,782	428,794
WEX Inc. (a)	9,698	1,041,177
Wix.com Ltd. (a)	3,400	65,144
Workiva Inc. (a)	1,801	25,934
Xcerra Corp. (a)	13,396	119,090
XO Group Inc. (a)	6,900	121,923
Xoom Corp. (a)	7,626	112,026
Yodlee Inc. (a)	1,755	23,622
YuMe Inc. (a)	4,443	23,059

See accompanying notes to schedules of investments.	31

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Zendesk Inc. (a)	2,776	$62,987
Zix Corp. (a)	16,100	63,273

		81,248,238

Materials (4.25%)
A. Schulman Inc.	7,347	354,125
AEP Industries Inc. (a)	1,100	60,544
AK Steel Holding Corp. (a)	44,300	198,021
AM Castle & Co. (a)	4,189	15,290
American Vanguard Corp.	7,413	78,726
Ampco-Pittsburgh Corp.	2,200	38,412
Axiall Corp.	17,582	825,299
Balchem Corp.	7,588	420,223
Berry Plastics Group Inc. (a)	22,600	817,894
Boise Cascade Co. (a)	9,798	367,033
Calgon Carbon Corp.	13,140	276,860
Century Aluminum Co. (a)	12,700	175,260
Chase Corp.	1,554	67,956
Chemtura Corp. (a)	18,153	495,395
Clearwater Paper Corp. (a)	5,076	331,463
Coeur Mining Inc. (a)	25,446	119,851
Commercial Metals Co.	29,700	480,843
Deltic Timber Corp.	2,765	183,181
Ferro Corp. (a)	18,024	226,201
Flotek Industries Inc. (a)	13,328	196,455
FutureFuel Corp.	5,373	55,181
Globe Specialty Metals Inc.	15,805	299,031
Gold Resource Corp.	10,373	33,090
Graphic Packaging Holding Co.	81,610	1,186,609
Handy & Harman Ltd. (a)	1,048	43,031
Hawkins Inc.	2,665	101,243
Haynes International Inc.	3,100	138,291
HB Fuller Co.	12,654	542,477
Headwaters Inc. (a)	18,276	335,182
Hecla Mining Co.	91,969	274,068
Horsehead Holding Corp. (a)	12,829	162,415
Innophos Holdings Inc.	5,511	310,600
Innospec Inc.	6,049	280,613
Intrepid Potash Inc. (a)	14,300	165,165
Kaiser Aluminum Corp.	4,500	346,005
Kapstone Paper and Packaging Corp.	21,246	697,719
KMG Chemicals Inc.	2,601	69,525
Koppers Holdings Inc.	5,019	98,774
Kraton Performance Polymers Inc. (a)	8,514	172,068
Kronos Worldwide Inc.	5,200	65,780
Louisiana-Pacific Corp. (a)	35,410	584,619
LSB Industries Inc. (a)	5,000	206,650
Marrone Bio Innovations Inc. (a)	2,756	10,666
Materion Corp.	5,252	201,834
Minerals Technologies Inc.	8,684	634,800
Molycorp Inc. (a)	44,927	17,310
Myers Industries Inc.	6,566	115,102
Neenah Paper Inc.	4,153	259,729
Noranda Aluminum Holding Corp.	11,504	34,167
Olin Corp.	19,819	635,001
Olympic Steel Inc.	2,300	30,958
OM Group Inc.	7,891	236,967

	Shares	Value
Common Stocks (Cont.)
Materials (Cont.)
Omnova Solutions Inc. (a)	11,758	$100,296
P. H. Glatfelter Co.	10,796	297,214
PolyOne Corp.	22,263	831,523
Quaker Chemical Corp.	3,300	282,612
Rentech Inc. (a)	56,994	63,833
Resolute Forest Products (a)	16,101	277,742
RTI International Metals Inc. (a)	7,570	271,839
Ryerson Holding Corp. (a)	2,755	17,549
Schnitzer Steel Industries Inc. Class A	6,432	102,012
Schweitzer-Mauduit International Inc.	7,548	348,114
Senomyx Inc. (a)	10,500	46,305
Sensient Technologies Corp.	12,453	857,763
Stepan Co.	4,846	201,884
Stillwater Mining Co. (a)	30,322	391,760
SunCoke Energy Inc.	16,577	247,660
Trecora Resources (a)	5,000	61,000
Tredegar Corp.	6,399	128,684
Trinseo SA (a)	2,800	55,440
Tronox Ltd. Class A	15,604	317,229
UFP Technologies Inc. (a)	1,400	31,892
United States Lime & Minerals Inc.	414	26,703
Universal Stainless & Alloy Products Inc. (a)	1,924	50,447
US Concrete Inc. (a)	3,400	115,192
Walter Energy Inc.	16,200	10,044
Wausau Paper Corp.	10,426	99,360
Worthington Industries Inc.	12,996	345,824
Zep Inc.	5,831	99,302

		19,752,925

Telecommunication Services (0.73%)
8x8 Inc. (a)	22,529	189,244
Atlantic Tele-Network Inc.	2,449	169,521
Boingo Wireless Inc. (a)	5,710	43,053
Cincinnati Bell Inc. (a)	52,985	187,037
Cogent Communications Holdings Inc.	11,800	416,894
Consolidated Communications Holdings Inc.	12,543	255,877
FairPoint Communications Inc. (a)	5,294	93,174
General Communication Inc. Class A (a)	8,782	138,404
Globalstar Inc. (a)	67,900	226,107
Hawaiian Telcom Holdco Inc. (a)	2,600	69,238
IDT Corp. Class B	4,305	76,414
inContact Inc. (a)	14,920	162,628
Inteliquent Inc.	7,900	124,346
Intelsat SA (a)	6,700	80,400
Iridium Communications Inc. (a)	19,815	192,404
Leap Wireless International Inc. Contingent Value Rights (a) (b)	13,674	17,229
Lumos Networks Corp.	4,650	70,959
magicJack VocalTec Ltd. (a)	4,600	31,464
NTELOS Holdings Corp.	4,650	22,320
Orbcomm Inc. (a)	13,764	82,171
Premiere Global Services Inc. (a)	11,940	114,146
RingCentral Inc. Class A (a)	6,927	106,191

32	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Telecommunication Services (Cont.)
Shenandoah Telecommunications Co.	6,038	$188,144
Spok Holdings Inc.	5,566	106,700
Vonage Holdings Corp. (a)	43,379	212,991

		3,377,056

Utilities (3.43%)
Abengoa Yield PLC	7,200	243,216
ALLETE Inc.	11,140	587,746
American States Water Co.	9,756	389,167
Artesian Resources Corp. Class A	1,786	38,203
Atlantic Power Corp.	28,644	80,490
Avista Corp.	14,906	509,487
Black Hills Corp.	11,089	559,329
California Water Service Group	12,282	301,032
Chesapeake Utilities Corp.	3,662	185,334
Cleco Corp.	15,180	827,614
Connecticut Water Service Inc.	2,624	95,330
Dynegy Inc. (a)	30,743	966,252
El Paso Electric Co.	10,232	395,364
Empire District Electric Co., The	10,730	266,319
Idacorp Inc.	12,655	795,620
Laclede Group Inc., The	10,829	554,661
MGE Energy Inc.	8,739	387,312
Middlesex Water Co.	3,953	89,970
New Jersey Resources Corp.	21,124	656,111
Northwest Natural Gas Co.	6,775	324,861
NorthWestern Corp.	11,744	631,710
NRG Yield Inc. Class A	5,879	298,242
ONE Gas Inc.	12,900	557,667
Ormat Technologies Inc.	8,240	313,285
Otter Tail Corp.	9,036	290,688
Pattern Energy Group Inc.	10,973	310,755
Piedmont Natural Gas Company Inc.	19,537	721,111
PNM Resources Inc.	19,677	574,568
Portland General Electric Co.	19,666	729,412
SJW Corp.	3,948	122,033
South Jersey Industries Inc.	8,298	450,415
Southwest Gas Corp.	11,723	681,927
Spark Energy Inc. Class A	800	11,800
Terraform Power Inc. Class A	7,106	259,440
UIL Holdings Corp.	14,286	734,586
Unitil Corp.	3,398	118,148
Vivint Solar Inc. (a)	5,157	62,606
WGL Holdings Inc.	13,052	736,133
York Water Co., The	3,400	82,552

		15,940,496

Total Common Stocks
(cost $315,310,054)		453,850,637

Short-term Investments (2.75%)
JPMorgan U.S. Government Money Market Fund	12,018,858	12,018,858

	Principal amount	Value
Short-term Investments (Cont.)
U.S. Treasury Bill (c)
0.023%, 04/30/2015	$775,000	$774,977

Total Short-term Investments
(cost $12,793,844)		12,793,835

TOTAL INVESTMENTS (100.40%)
(cost $328,103,898)		466,644,472
LIABILITIES, NET OF OTHER ASSETS (-0.40%)		(1,858,645)

NET ASSETS (100.00%)		$464,785,827

(a)	Non-income producing security.

(b)	In accordance with the Trust’s valuation procedures, State Farm Investment Management Corp. (“SFIMC”) determined the fair value for the security considering the facts and circumstances related to the particular security.

(c)	At March 31, 2015, this security has been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

See accompanying notes to schedules of investments.	33

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2015

(Unaudited)

OPEN FUTURES CONTRACTS

Description	Contracts Purchased	Expiration	Notional Value	Market Value	Unrealized Gain (Loss)
Russell 2000 Mini Index	94	June 2015	$11,455,732	$11,739,660	$283,928

34	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS

March 31, 2015

(Unaudited)

	Shares	Value
Common Stocks (a) (96.30%)
Australia (7.05%)
AGL Energy Ltd.	13,670	$158,040
ALS Ltd.	7,345	27,589
Alumina Ltd.	46,649	56,768
Amcor Ltd.	24,037	256,113
AMP Ltd.	58,084	283,499
APA Group	23,062	158,623
Asciano Ltd.	20,069	96,511
ASX Ltd.	3,694	116,218
Aurizon Holdings Ltd.	41,374	152,286
AusNet Services	36,169	40,141
Australia & New Zealand Banking Group Ltd.	54,440	1,514,530
Bank of Queensland Ltd.	6,978	73,121
Bendigo and Adelaide Bank Ltd.	9,322	88,828
BGP Holdings PLC (b) (c)	183,756	0
BHP Billiton Ltd.	64,194	1,492,126
Boral Ltd.	15,035	72,881
Brambles Ltd.	30,538	267,061
Caltex Australia Ltd.	2,519	66,853
Coca-Cola Amatil Ltd.	11,437	93,639
Cochlear Ltd.	1,045	71,840
Commonwealth Bank of Australia	32,021	2,271,269
Computershare Ltd.	9,303	89,921
Crown Resorts Ltd.	7,339	74,490
CSL Ltd.	9,404	657,926
Dexus Property Group	18,378	105,803
Federation Centres	28,374	65,496
Flight Centre Travel Group Ltd.	1,064	32,024
Fortescue Metals Group Ltd.	29,472	43,627
Goodman Group	35,388	170,398
GPT Group	33,165	115,194
Harvey Norman Holdings Ltd.	11,319	38,258
Healthscope Ltd.	25,193	58,570
Iluka Resources Ltd.	7,836	50,510
Incitec Pivot Ltd.	31,491	97,268
Insurance Australia Group Ltd.	46,148	213,618
James Hardie Industries PLC	8,768	101,427
Leighton Holdings Ltd.	2,074	33,233
Lend Lease Corp. Ltd.	11,207	141,551
Macquarie Group Ltd.	5,669	329,518
Medibank Private Ltd. (b)	54,609	96,311
Mirvac Group	69,814	106,600
National Australia Bank Ltd.	46,749	1,368,544
Newcrest Mining Ltd. (b)	14,606	147,309
Novion Property Group Pty Ltd.	40,983	78,071
Orica Ltd.	7,280	110,549
Origin Energy Ltd.	21,755	186,478
Platinum Asset Management Ltd.	6,696	39,779
Qantas Airways Ltd. (b)	12,829	30,429
QBE Insurance Group Ltd.	27,123	268,106
Ramsay Health Care Ltd.	2,666	136,114
REA Group Ltd.	1,046	38,316
Rio Tinto Ltd.	8,685	376,321
Santos Ltd.	19,788	107,041
Scentre Group	106,620	302,890
Seek Ltd.	6,039	78,300

	Shares	Value
Common Stocks (Cont.)
Australia (Cont.)
Sonic Healthcare Ltd.	7,802	$121,211
Stockland	46,929	160,337
Suncorp Group Ltd.	25,618	262,702
Sydney Airport	21,660	85,236
Tabcorp Holding Ltd.	14,414	51,934
Tatts Group Ltd.	27,832	84,202
Telstra Corp. Ltd.	85,770	411,735
Toll Holdings Ltd.	12,395	83,394
TPG Telecom Ltd.	5,799	40,259
Transurban Group	35,229	255,089
Treasury Wine Estates Ltd.	12,793	49,706
Wesfarmers Ltd.	22,160	740,009
Westfield Corp.	38,797	281,166
Westpac Banking Corp.	61,346	1,833,696
Woodside Petroleum Ltd.	14,584	382,085
Woolworths Ltd.	25,141	563,007
WorleyParsons Ltd.	3,949	28,580

		18,682,274

Austria (0.19%)
Andritz AG	1,337	79,828
Erste Group Bank AG	5,603	137,746
Immoeast AG Interim Shares (b) (c)	8,216	0
Immofinanz AG (b)	17,968	52,919
Immofinanz AG Interim Shares (b) (c)	7,204	0
OMV AG	2,874	78,838
Raiffeisen Bank International AG	2,187	30,393
Vienna Insurance Group AG	730	32,322
VoestAlpine AG	2,100	76,818

		488,864

Belgium (1.26%)
Ageas	4,222	151,623
Anheuser-Busch InBev NV	15,980	1,952,201
Belgacom SA	2,887	101,011
Colruyt SA	1,360	59,191
Delhaize Group	2,028	182,196
Groupe Bruxelles Lambert SA	1,544	128,012
KBC GROEP NV (b)	4,911	303,511
Solvay SA	1,132	163,631
Telenet Group Holding NV (b)	1,033	56,841
UCB SA	2,487	179,663
Umicore SA	1,685	70,374

		3,348,254

Denmark (1.60%)
A P Moller-Maersk A/S Class A	76	154,329
A P Moller-Maersk A/S Class B	140	292,632
Carlsberg A/S Class B	2,103	173,406
Coloplast A/S Class B	2,197	165,973
Danske Bank A/S	12,923	340,691
DSV A/S	3,621	112,536
ISS A/S (b)	2,148	67,705
Novo Nordisk A/S Class B	39,827	2,126,115
Novozymes A/S B Shares	4,745	216,604

See accompanying notes to schedules of investments.	35

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Denmark (Cont.)
Pandora A/S	2,335	$212,590
TDC A/S	16,066	115,112
Tryg A/S	409	48,102
Vestas Wind Systems A/S	4,440	183,065
William Demant Holding A/S (b)	438	37,192

		4,246,052

Finland (0.84%)
Elisa OYJ	2,608	65,496
Fortum OYJ	8,659	181,408
Kone Corp. OYJ Class B	6,056	268,525
Metso OYJ	2,272	66,380
Neste Oil OYJ	2,575	67,568
Nokia OYJ	75,159	573,069
Nokian Renkaat OYJ	2,334	69,557
Orion OYJ Class B	1,774	50,005
Sampo OYJ A Shares	8,712	439,419
Stora Enso OYJ R Shares	10,571	108,691
UPM-Kymmene OYJ	10,600	205,926
Wartsila OYJ Class B	2,974	131,541

		2,227,585

France (9.19%)
Accor SA	4,150	216,415
Aeroports de Paris (ADP)	540	64,543
Air Liquide SA	6,928	891,907
Airbus Group NV	11,595	753,801
Alcatel-Lucent (b)	54,116	203,444
Alstom SA (b)	4,151	127,731
Arkema	1,317	104,301
AtoS	1,510	103,943
AXA SA	35,776	900,452
BNP Paribas SA	20,876	1,270,221
Bollore	17,141	91,331
Bouygues SA	3,607	141,596
Bureau Veritas SA	5,247	112,573
Cap Gemini SA	2,910	238,741
Carrefour SA	10,909	364,436
Casino Guichard Perrachon SA	1,133	100,323
Christian Dior SE	1,057	198,946
Cie Generale des Etablissements Michelin Class B	3,648	362,775
CNP Assurances	3,501	61,361
Compagnie de Saint-Gobain	9,018	395,956
Credit Agricole SA	20,167	296,353
Danone	11,489	774,449
Dassault Systemes SA	2,494	168,780
Edenred	3,893	97,130
Electricite de France	4,698	112,650
Essilor International SA	4,039	463,738
Eurazeo SA	702	48,110
Eutelsat Communications	3,328	110,394
Fonciere des Regions	549	54,364
Fonciere des Regions New (b)	34	3,281
GDF Suez	28,516	562,992
Gecina SA	618	83,585

	Shares	Value
Common Stocks (Cont.)
France (Cont.)
Groupe Eurotunnel SE	9,570	$137,196
Hermes International	523	184,663
ICADE	665	60,080
Iliad SA	498	116,293
Imerys SA	652	47,839
JC Decaux SA	1,333	44,887
Kering	1,474	287,752
Klepierre	3,657	179,581
Lafarge SA	3,633	236,184
Lagardere SCA	2,491	74,868
Legrand SA	5,191	281,185
L’Oreal SA	4,944	910,639
LVMH Moet Hennessy Louis Vuitton SE	5,501	968,083
Natixis SA	17,894	134,037
Numericable - SFR SAS (b)	1,915	104,517
Orange	36,581	587,475
Pernod Ricard SA	4,158	491,649
Peugeot SA (b)	7,610	127,206
Publicis Groupe	3,987	307,623
Remy Cointreau SA	487	35,867
Renault SA	3,745	340,158
Rexel SA	5,403	101,878
Safran SA	5,777	403,648
Sanofi	23,615	2,332,194
Schneider Electric SE (London)	324	25,083
Schneider Electric SE (Paris)	10,372	807,136
SCOR SE	3,043	102,633
SES	5,989	212,311
Societe BIC SA	554	78,868
Societe Generale	14,215	686,329
Sodexo	1,861	181,510
STMicroelectronics NV	12,439	115,919
Suez Environnement Co.	5,544	95,448
Technip SA	1,994	120,613
Thales SA	1,852	102,753
Total SA	42,294	2,102,308
Valeo SA	1,461	217,916
Vallourec SA	2,083	50,841
Veolia Environnement	8,283	156,661
Vinci SA	9,266	529,401
Vivendi	23,936	594,278
Wendel	630	75,093
Zodiac Aerospace	3,803	125,828

		24,357,053

Germany (8.60%)
Adidas AG	4,096	323,434
Allianz SE Reg.	9,096	1,579,217
Axel Springer SE	771	45,506
BASF SE	18,148	1,796,571
Bayer AG	16,441	2,459,834
Bayerische Motoren Werke (BMW) AG	6,524	812,468
Beiersdorf AG	1,985	172,118
Brenntag AG	3,418	204,207
Celesio AG	858	25,336

36	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Germany (Cont.)
Commerzbank AG (b)	18,686	$256,768
Continental AG	2,144	504,904
Daimler AG Registered Shares	19,163	1,840,313
Deutsche Annington Immobilien SE	6,838	230,424
Deutsche Bank AG Reg.	27,156	941,165
Deutsche Boerse AG	3,803	310,359
Deutsche Lufthansa AG Reg.	4,325	60,562
Deutsche Post AG	19,097	594,965
Deutsche Telekom AG	62,496	1,143,078
Deutsche Wohnen AG	5,608	143,434
E.ON SE	39,437	586,384
Fraport AG	731	43,664
Fresenius Medical Care AG & Co. KGaA	4,245	352,852
Fresenius SE & Co. KGaA	7,401	441,222
GEA Group AG	3,557	170,990
Hannover Rueck SE	1,171	121,005
HeidelbergCement AG	2,829	223,724
Henkel AG & Co. KGaA	2,301	237,447
Hugo Boss AG	1,323	160,733
Infineon Technologies AG	22,817	271,452
K+S AG Reg.	3,443	112,180
Lanxess AG	1,841	97,914
Linde AG	3,726	757,679
MAN AG	691	72,741
Merck KGaA	2,546	284,943
Metro AG	3,236	109,668
Muenchener Rueckversicherungs-Gesellschaft AG Reg.	3,401	730,814
Osram Licht AG	1,810	89,600
ProsiebenSat.1 Media AG Reg.	4,294	210,032
QIAGEN NV (b)	4,488	112,624
RTL Group SA	744	71,543
RWE AG	9,580	243,906
SAP SE	18,217	1,316,676
Siemens AG Reg.	15,754	1,703,861
Symrise AG	2,637	166,272
Telefonica Deutschland Holding AG	10,410	59,862
ThyssenKrupp AG	8,945	234,182
TUI AG (Germany)	5,268	92,268
United Internet AG Reg.	2,618	118,829
Volkswagen AG	573	147,331

		22,787,061

Hong Kong (3.06%)
AIA Group Ltd.	241,042	1,511,826
ASM Pacific Technology Ltd.	4,692	48,928
Bank of East Asia Ltd., The	24,707	98,420
BOC Hong Kong Holdings Ltd.	74,000	262,964
Cathay Pacific Airways Ltd.	23,494	54,305
Cheung Kong Infrastructure Holdings Ltd.	11,611	99,949
CK Hutchison Holdings Ltd.	27,191	555,876
CLP Holdings Ltd.	37,505	327,072

	Shares	Value
Common Stocks (Cont.)
Hong Kong (Cont.)
First Pacific Company Ltd.	44,353	$44,304
Galaxy Entertainment Group Ltd.	45,880	207,721
Hang Lung Properties Ltd.	45,000	125,847
Hang Seng Bank Ltd.	14,943	269,489
Henderson Land Development Co. Ltd.	20,769	145,770
HKT Trust and HKT Ltd.	53,100	68,461
Hong Kong & China Gas Co. Ltd.	123,290	284,529
Hong Kong Exchanges & Clearing Ltd.	22,604	553,783
Hutchison Whampoa Ltd.	41,700	577,460
Hysan Development Co. Ltd.	11,916	52,001
Kerry Properties Ltd.	12,328	42,794
Li & Fung Ltd.	115,240	112,533
Link REIT, The	45,762	281,428
MGM China Holdings Ltd.	17,454	32,927
MTR Corporation Ltd.	30,306	143,754
New World Development Company Ltd.	100,572	116,727
NWS Holdings Ltd.	29,479	49,556
PCCW Ltd.	83,704	51,149
Power Assets Holdings Ltd.	27,482	279,294
Sands China Ltd.	47,972	198,684
Shangri-La Asia Ltd.	26,974	37,045
Sino Land Co. Ltd.	57,605	93,635
SJM Holdings Ltd.	38,022	49,660
Sun Hung Kai Properties Ltd.	35,099	541,661
Swire Pacific Ltd. Class A	12,321	167,084
Swire Properties Ltd.	23,996	77,935
Techtronic Industries Company Ltd.	27,499	93,064
WH Group Ltd. (b) (d)	65,000	37,004
Wharf Holdings Ltd., The	29,700	206,948
Wheelock and Co. Ltd.	18,104	92,630
Wynn Macau Ltd.	29,936	64,850
Yue Yuen Industrial Holdings Ltd.	14,000	49,809

		8,108,876

Ireland (0.33%)
Bank of Ireland (b)	555,391	211,908
CRH PLC (Dublin)	15,167	396,660
Kerry Group PLC Class A (Dublin)	3,168	212,955
Ryanair Holdings PLC	3,431	40,959

		862,482

Israel (0.58%)
Bank Hapoalim B.M.	20,382	97,998
Bank Leumi Le-Israel (b)	25,021	92,784
Bezeq The Israeli Telecommunication Corporation Ltd.	37,816	70,419
Delek Group Ltd.	78	20,074
Israel Chemicals Ltd.	8,329	59,155
Israel Corporation Ltd., The	51	17,764
Israel Discount Bank Class A (b)	1	1
Mizrahi Tefahot Bank Ltd. (b)	2,374	24,091
NICE Systems Ltd.	1,126	68,730

See accompanying notes to schedules of investments.	37

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Israel (Cont.)
Teva Pharmaceutical Industries Ltd.	17,235	$1,077,140

		1,528,156

Italy (2.10%)
Assicurazioni Generali SpA	23,044	453,095
Atlantia SpA	8,259	216,884
Banca Monte dei Paschi di Siena SpA (b)	87,165	57,850
Banco Popolare Societa Cooperativa (b)	7,684	119,618
CNH Industrial NV	18,520	151,777
Enel Green Power SpA	33,575	62,606
Enel SpA	129,929	586,944
Eni SpA	50,110	867,310
EXOR SpA	1,835	83,236
Fiat Chrysler Automobiles NV (Italy) (b)	1,315	21,348
Finmeccanica SpA (b)	7,705	91,521
Intesa Sanpaolo	256,090	869,170
Luxottica Group SpA	3,253	206,031
Mediobanca SpA	12,236	117,068
Pirelli & C. SpA	4,694	77,698
Prysmian SpA	3,927	80,935
Saipem SpA (b)	5,291	53,820
Snam SpA	40,102	194,660
Telecom Italia SpA (b)	196,781	230,411
Tenaris SA	9,273	129,989
Terna - Rete Elettrica Nationale SpA	29,629	130,470
UBI Banca - Unione di Banche
Italiane ScpA	16,217	126,478
UniCredit SpA	87,205	591,363
UnipolSai SpA	17,077	49,689

		5,569,971

Japan (21.57%)
ABC-Mart Inc.	500	29,239
ACOM Co. Ltd. (b)	6,600	22,887
Advantest Corp.	2,800	35,301
Aeon Co. Ltd.	13,000	142,602
Aeon Credit Service Co. Ltd.	2,300	58,020
Aeon Mall Co. Ltd.	2,100	41,587
Air Water Inc.	2,769	49,448
Aisin Seiki Co. Ltd.	3,800	137,770
Ajinomoto Co. Inc.	11,000	241,323
Alfresa Holdings Corp.	3,600	50,729
All Nippon Airways Co. Ltd.	21,000	56,221
Amada Co. Ltd.	7,000	67,415
Aozora Bank Ltd.	25,000	88,614
Asahi Glass Co. Ltd.	19,000	124,450
Asahi Group Holdings Ltd.	7,800	247,326
Asahi Kasei Corp.	26,000	248,290
ASICS Corp.	3,000	81,637
Astellas Pharma Inc.	42,500	696,358
Bandai Namco Holdings Inc.	3,700	72,017
Bank of Kyoto Ltd., The	6,000	62,885
Bank of Yokohama Ltd., The	23,000	134,703
Benesse Holdings Inc.	1,300	40,895

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Bridgestone Corp.	12,800	$512,511
Brother Industries Ltd.	4,300	68,318
CALBEE Inc.	1,600	69,459
Canon Inc.	22,300	789,003
Casio Computer Co. Ltd.	4,400	83,343
Central Japan Railway Co.	2,900	524,086
Chiba Bank Ltd., The	14,000	102,607
Chiyoda Corp.	3,077	26,286
Chubu Electric Power Co. Inc.	12,700	151,434
Chugai Pharmaceutical Co. Ltd.	4,300	135,712
Chugoku Bank Ltd., The	3,000	44,796
Chugoku Electric Power Company Inc., The	5,500	71,694
Citizen Holdings Co. Ltd.	4,800	36,789
Colopl Inc.	1,000	21,557
Credit Saison Co. Ltd.	2,800	50,229
Dai Nippon Printing Co. Ltd.	11,000	106,844
Daicel Chemical Industries Ltd.	5,000	59,598
Daihatsu Motor Co. Ltd.	3,700	56,594
Dai-ichi Life Insurance Company Ltd.	20,900	303,157
Daiichi Sankyo Co. Ltd.	12,840	204,039
Daikin Industries Ltd.	4,600	307,528
Daito Trust Construction Co. Ltd.	1,400	156,332
Daiwa House Industry Co. Ltd.	12,000	236,523
Daiwa Securities Group Inc.	33,000	259,772
Denso Corp.	9,700	442,178
Dentsu Inc.	4,216	180,354
Don Quijote Holdings Co. Ltd.	1,200	97,546
East Japan Railway Co.	6,613	529,926
Eisai Co. Ltd.	5,200	369,865
Electric Power Development Co. Ltd.	2,800	94,324
FamilyMart Co. Ltd.	1,100	46,088
Fanuc Corp.	3,800	829,592
Fast Retailing Co. Ltd.	1,000	386,658
Fuji Electric Co. Ltd.	10,000	47,180
Fuji Heavy Industries Ltd.	11,500	381,757
FUJIFILM Holdings Corp.	9,200	327,304
Fujitsu Ltd.	36,000	245,507
Fukuoka Financial Group Inc.	15,000	77,137
GungHo Online Entertainment Inc.	8,300	32,424
Gunma Bank Ltd.	7,000	47,288
Hachijuni Bank Ltd., The	7,549	53,229
Hakuhodo DY Holdings Inc.	4,000	42,525
Hamamatsu Photonics KK	2,586	77,948
Hankyu Hanshin Holdings Inc.	24,000	148,258
Hikari Tsushin Inc.	400	25,906
Hino Motors Ltd.	5,000	71,143
Hirose Electric Co. Ltd.	630	81,113
Hiroshima Bank Ltd., The	9,000	48,504
Hisamitsu Pharmaceutical Co. Inc.	1,100	45,178
Hitachi Chemical Co. Ltd.	1,900	40,572
Hitachi Construction Machinery Co. Ltd.	2,100	36,658
Hitachi High-Technologies Corp.	1,200	36,519
Hitachi Ltd.	96,000	655,666
Hitachi Metals Ltd.	4,000	61,306

38	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Hokuhoku Financial Group Inc.	22,000	$49,040
Hokuriku Electric Power Co.	3,100	41,021
Honda Motor Co. Ltd.	32,200	1,051,102
Hoya Corp.	8,600	344,295
Hulic Company Ltd.	4,600	51,686
Ibiden Co. Ltd.	2,300	38,773
Idemitsu Kosan Co. Ltd.	1,600	27,866
IHI Corp.	30,000	140,272
Iida Group Holdings Co. Ltd.	3,300	41,054
INPEX Corp.	17,200	189,523
Isetan Mitsukoshi Holdings Ltd.	6,440	106,407
Isuzu Motors Ltd.	12,000	159,210
Itochu Corp.	32,500	351,711
Itochu Techno-Solutions Corp.	1,000	20,744
Iyo Bank Ltd., The	5,000	59,296
J. Front Retailing Co. Ltd.	4,800	75,353
Japan Airlines Co. Ltd.	2,200	68,436
Japan Display Inc. (b)	7,400	26,402
Japan Exchange Group Inc.	5,000	144,764
Japan Prime Realty Investment Corp.	15	51,655
Japan Real Estate Investment Corp.	24	112,886
Japan Retail Fund Investment Corp.	45	89,419
Japan Tobacco Inc.	21,700	686,042
JFE Holdings Inc.	9,700	214,109
JGC Corp.	4,000	79,430
Joyo Bank Ltd., The	12,000	61,670
JSR Corp.	3,300	57,147
JTEKT Corp.	4,000	62,366
JX Holdings Inc.	44,100	169,682
Kajima Corp.	18,000	83,452
Kakaku.com Inc.	2,900	48,122
Kamigumi Co. Ltd.	4,000	37,761
Kaneka Corp.	5,000	35,153
Kansai Electric Power Company Inc., The (b)	14,100	134,385
Kansai Paint Co. Ltd.	5,000	90,999
Kao Corp.	10,200	509,327
Kawasaki Heavy Industries Ltd.	27,000	136,216
KDDI Corp.	34,500	779,442
Keihan Electric Railway Co. Ltd.	12,000	73,030
Keikyu Corp.	9,000	71,939
Keio Corp.	11,000	86,153
Keisei Electric Railway Co. Ltd.	5,000	62,057
Keyence Corp.	870	474,756
Kikkoman Corp.	3,000	95,128
Kintetsu Corp.	35,000	128,411
Kirin Holdings Co. Ltd.	16,500	216,418
Kobe Steel Ltd.	61,000	112,509
Koito Manufacturing Company Ltd.	1,924	57,852
Komatsu Ltd.	18,400	360,689
Konami Corp.	2,000	37,416
Konica Minolta Holdings Inc.	9,000	91,209
Kubota Corp.	22,000	347,576
Kuraray Co. Ltd.	6,600	89,362
Kurita Water Industries Ltd.	2,000	48,318
Kyocera Corp.	6,700	366,173

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Kyowa Hakko Kirin Co. Ltd.	5,000	$65,174
Kyushu Electric Power Co. Inc. (b)	8,300	80,416
Lawson Inc.	1,300	90,116
LIXIL Group Corp.	5,100	120,695
M3 Inc.	4,000	84,859
Mabuchi Motor Co. Ltd.	1,000	52,902
Makita Corp.	2,400	124,369
Marubeni Corp.	33,000	190,789
Marui Group Co. Ltd.	4,400	49,860
Maruichi Steel Tube Ltd.	1,000	23,670
Mazda Motor Corp.	10,800	218,828
McDonald’s Holdings Company Ltd. (Japan)	1,300	28,810
MEDIPAL HOLDINGS CORP.	2,500	32,585
MEIJI Holdings Company Ltd.	1,168	142,274
Minebea Co. Ltd.	7,000	110,099
Miraca Holdings Inc.	1,090	50,111
Mitsubishi Chemical Holdings Corp.	29,400	170,669
Mitsubishi Corp.	27,900	560,618
Mitsubishi Electric Corp.	39,000	462,988
Mitsubishi Estate Company Ltd.	25,000	579,799
Mitsubishi Gas Chemical Co. Inc.	7,000	34,449
Mitsubishi Heavy Industries Ltd.	60,000	330,136
Mitsubishi Logistics Corp.	3,000	46,690
Mitsubishi Materials Corp.	21,000	70,565
Mitsubishi Motors Corp.	13,000	117,218
Mitsubishi Tanabe Pharma Corp.	4,300	73,768
Mitsubishi UFJ Financial Group Inc.	251,700	1,558,882
Mitsubishi UFJ Lease & Finance Co. Ltd.	9,500	46,947
Mitsui & Co. Ltd.	34,200	458,012
Mitsui Chemicals Inc.	15,000	48,102
Mitsui Fudosan Co. Ltd.	19,000	557,992
Mitsui OSK Lines Ltd.	21,000	71,225
mixi Inc.	700	28,297
Mizuho Financial Group Inc.	473,129	831,513
MS&AD Insurance Group Holdings Inc.	9,900	277,161
Murata Manufacturing Co. Ltd.	4,000	549,357
Nabtesco Corp.	2,045	59,078
Nagoya Railroad Co. Ltd.	18,000	71,875
NEC Corp.	52,000	152,746
Nexon Co. Ltd.	2,000	21,298
NGK Insulators Ltd.	5,000	106,533
NGK Spark Plug Co. Ltd.	3,700	99,323
NH Foods Ltd.	3,000	69,131
NHK Spring Co. Ltd.	3,000	31,209
Nidec Corp.	4,300	285,441
Nikon Corp.	7,000	93,860
Nintendo Co. Ltd.	2,100	308,122
Nippon Building Fund Inc.	28	137,550
Nippon Electric Glass Co. Ltd.	7,500	36,654
Nippon Express Co. Ltd.	16,000	89,397
Nippon Paint Co. Ltd.	2,900	106,015
Nippon Prologis REIT Inc.	33	72,645
Nippon Steel Corp.	152,000	382,189
Nippon Telegraph & Telephone Corp.	7,413	457,612

See accompanying notes to schedules of investments.	39

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Nippon Yusen KK	31,000	$89,179
Nissan Motor Co. Ltd.	48,700	495,305
Nisshin Seifun Group Inc.	3,900	45,904
Nissin Foods Holdings Co. Ltd.	1,100	54,061
Nitori Holdings Co. Ltd.	1,300	88,002
Nitto Denko Corp.	3,100	206,999
NOK Corp.	2,000	60,135
Nomura Holdings Inc.	72,100	423,489
Nomura Real Estate Holdings Inc.	2,300	41,421
Nomura Research Institute Ltd.	2,400	90,169
NSK Ltd.	9,000	131,360
NTT Data Corp.	2,600	112,924
NTT DoCoMo Inc.	30,400	531,271
NTT Urban Development Corp.	2,300	22,974
Obayashi Corp.	12,000	77,785
Odakyu Electric Railway Co. Ltd.	12,000	122,219
Oji Paper Co. Ltd.	16,000	65,465
Olympus Corp. (b)	4,800	177,963
OMRON Corp.	4,000	180,197
Ono Pharmaceutical Co. Ltd.	1,600	180,550
Oracle Corp. Japan	700	30,124
Oriental Land Co. Ltd.	4,000	302,872
Orix Corp.	26,900	377,975
Osaka Gas Co. Ltd.	38,000	158,907
OTSUKA Corp.	900	38,354
Otsuka Holdings Co. Ltd.	7,931	248,111
Panasonic Corp.	43,600	572,557
Park24 Co. Ltd.	1,900	38,873
Rakuten Inc.	15,900	279,969
Recruit Holdings Co Ltd.	2,800	87,364
Resona Holdings Inc.	44,295	219,826
Ricoh Co. Ltd.	14,300	155,490
RINNAI Corp.	700	51,878
Rohm Co. Ltd.	1,800	122,999
Sankyo Co. Ltd.	1,000	35,517
Sanrio Co. Ltd.	800	21,370
Santen Pharmaceutical Co. Ltd.	7,000	102,101
SBI Holdings Inc.	4,000	48,421
Secom Co. Ltd.	4,100	273,471
Sega Sammy Holdings Inc.	3,426	49,918
Seibu Holdings Inc.	2,400	61,997
Seiko Epson Corp.	5,000	88,557
Sekisui Chemical Co. Ltd.	8,000	103,800
Sekisui House Ltd.	11,200	162,624
Seven & I Holdings Co. Ltd.	14,780	621,104
Seven Bank Ltd.	11,000	54,238
Sharp Corp. (b)	31,000	60,720
Shikoku Electric Power Co. Inc. (b)	3,500	43,077
Shimadzu Corp.	4,000	44,548
Shimamura Co. Ltd.	400	37,048
Shimano Inc.	1,600	237,763
Shimizu Corp.	11,000	74,369
Shin-Etsu Chemical Co. Ltd.	8,100	528,834
Shinsei Bank Ltd.	31,000	61,638
Shionogi & Co. Ltd.	5,700	189,756
Shiseido Co. Ltd.	7,300	129,502

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Shizuoka Bank Ltd., The	10,000	$99,737
Showa Shell Sekiyu KK	3,400	31,054
SMC Corp.	1,100	327,540
Softbank Corp.	19,200	1,118,196
Sompo Japan Nipponkoa Holdings Inc.	6,700	208,292
Sony Corp. (b)	22,800	609,754
Sony Financial Holdings Inc.	3,200	51,475
Stanley Electric Co. Ltd.	2,800	63,202
Sumitomo Chemical Co. Ltd.	30,000	153,974
Sumitomo Corp.	22,100	235,828
Sumitomo Dainippon Pharma Co. Ltd.	3,000	35,533
Sumitomo Electric Industries Ltd.	15,400	201,870
Sumitomo Heavy Industries Ltd.	10,000	65,443
Sumitomo Metal Mining Co. Ltd.	10,000	146,157
Sumitomo Mitsui Financial Group Inc.	25,189	964,854
Sumitomo Mitsui Trust Holdings Inc.	65,000	270,015
Sumitomo Realty & Development Co. Ltd.	7,000	252,010
Sumitomo Rubber Industries Ltd.	3,100	57,143
Suntory Beverage & Food Ltd.	2,800	119,893
Suruga Bank Ltd.	4,000	83,067
Suzuken Co. Ltd.	1,408	42,917
Suzuki Motor Corp.	7,298	219,190
Sysmex Corp.	2,800	155,251
T&D Holdings Inc.	11,800	162,086
TAIHEIYO CEMENT CORP.	22,000	67,172
Taisei Corp.	22,000	124,175
Taisho Pharmaceutical Holdings Co. Ltd.	600	44,581
Taiyo Nippon Sanso Corp.	3,000	40,823
Takashimaya Co. Ltd.	5,000	49,118
Takeda Pharmaceutical Company Ltd.	15,900	793,694
TDK Corp.	2,600	184,099
Teijin Ltd.	18,000	61,071
Terumo Corp.	6,200	163,326
THK Co. Ltd.	2,200	55,904
Tobu Railway Co. Ltd.	19,000	90,017
Toho Co. Ltd.	2,200	53,792
Toho Gas Co. Ltd.	8,000	46,634
Tohoku Electric Power Co. Inc.	10,100	114,720
Tokio Marine Holdings Inc.	13,700	517,131
Tokyo Electric Power Company Inc. (b)	29,200	110,520
Tokyo Electron Ltd.	3,400	235,837
Tokyo Gas Co. Ltd.	48,000	301,763
Tokyo Tatemono Co. Ltd.	8,000	58,610
Tokyu Corp.	22,000	136,109
Tokyu Fudosan Holdings Corp.	9,500	64,795
TonenGeneral Sekiyu KK	5,000	43,120
Toppan Printing Co. Ltd.	12,000	92,308
Toray Industries Inc.	30,000	251,099
Toshiba Corp.	84,000	351,965
Toto Ltd.	6,000	89,094
Toyo Seikan Kaisha Ltd.	3,100	45,343
Toyo Suisan Kaisha Ltd.	2,000	70,365

40	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Toyoda Gosei Co. Ltd.	1,200	$26,788
Toyota Industries Corp.	3,400	194,469
Toyota Motor Corp.	54,000	3,769,401
Toyota Tsusho Corp.	4,400	116,413
Trend Micro Inc.	2,000	65,901
Unicharm Corp.	7,500	196,350
United Urban Investment Corp.	46	71,710
USS Co. Ltd.	4,200	72,574
West Japan Railway Co.	3,200	167,777
Yahoo Japan Corp.	27,200	112,191
Yakult Honsha Co. Ltd.	1,700	118,426
Yamada Denki Co. Ltd.	17,100	70,417
Yamaguchi Financial Group Inc.	4,000	45,973
Yamaha Corp.	3,600	62,865
Yamaha Motor Co. Ltd.	5,100	122,862
Yamato Holdings Co. Ltd.	6,900	159,036
Yamato Kogyo Co. Ltd.	800	19,283
Yamazaki Baking Co. Ltd.	2,000	36,037
Yaskawa Electric Corp.	4,000	58,457
Yokogawa Electric Corp.	4,100	44,171
Yokohama Rubber Company Ltd., The	4,000	41,232

		57,150,461

Netherlands (2.92%)
Aegon NV	37,620	297,043
Akzo Nobel NV	5,116	386,819
Altice SA (b)	1,706	184,503
ArcelorMittal	19,548	183,411
ASML Holding NV	6,951	704,689
Delta Lloyd NV	3,806	71,618
Gemalto NV	1,560	124,298
Heineken Holding NV	1,893	130,266
Heineken NV	4,662	355,835
ING Groep NV CVA (b)	75,859	1,111,181
Koninklijke Ahold NV	18,006	354,824
Koninklijke Boskalis Westminster NV	1,626	80,143
Koninklijke DSM NV	3,491	194,569
Koninklijke KPN NV	61,916	209,874
Koninklijke Philips NV	18,410	522,291
Koninklijke Vopak NV	1,299	71,688
NN Group NV (b)	3,458	98,033
OCI NV (b)	1,581	48,928
Randstad Holding NV	2,438	147,791
Reed Elsevier NV	13,716	341,770
TNT Express NV	8,762	55,654
Unibail-Rodamco SE (Amsterdam)	1,922	519,009
Unilever NV CVA	32,261	1,348,108
Wolters Kluwer - CVA	5,940	193,969

		7,736,314

New Zealand (0.14%)
Auckland International Airport Ltd.	18,582	62,413
Contact Energy Ltd.	6,866	30,660
Fletcher Building Ltd.	13,758	86,410
Meridian Energy Ltd.	19,937	30,140
Mighty River Power Ltd.	16,801	38,906

	Shares	Value
Common Stocks (Cont.)
New Zealand (Cont.)
Ryman Healthcare Ltd.	7,066	$41,352
Spark New Zealand Ltd.	36,499	81,172

		371,053

Norway (0.61%)
DnB NOR ASA	19,126	306,967
Gjensidige Forsikring ASA	3,900	67,292
Norsk Hydro ASA	26,327	138,383
Orkla ASA	16,230	122,493
Seadrill Ltd.	7,447	69,731
Statoil ASA	21,948	388,071
Subsea 7 SA	5,619	48,251
Telenor ASA	14,916	301,010
Yara International ASA	3,486	176,994

		1,619,192

Portugal (0.15%)
Banco Comercial Portugues SA Rights (b)	693,247	71,276
Banco Espirito Santo SA Reg. (b) (c)	47,542	0
Energias de Portugal SA	46,477	174,063
Galp Energia SGPS SA B Shares	7,835	84,730
Jeronimo Martins SGPS SA	4,716	59,345

		389,414

Singapore (1.42%)
Ascendas Real Estate Investment Trust	40,000	75,447
CapitaCommercial Trust	42,000	54,063
Capitaland Ltd.	51,000	132,935
Capitamall Trust	48,000	76,844
City Developments Ltd.	8,000	58,637
Comfortdelgro Corp. Ltd.	41,000	86,371
DBS Group Holdings Ltd.	36,091	535,152
Genting Singapore PLC	123,000	82,242
Global Logistic Properties Ltd.	61,726	119,137
Golden Agri-Resources Ltd.	141,330	43,736
Hutchison Port Holdings Trust	114,000	79,134
Jardine Cycle & Carriage Ltd.	2,263	67,593
Keppel Corp. Ltd.	29,400	192,630
Noble Group Ltd.	82,800	55,463
Oversea-Chinese Banking Corporation Ltd.	59,325	456,827
Sembcorp Industries Ltd.	18,220	55,934
Sembcorp Marine Ltd.	15,800	33,536
Singapore Airlines Ltd.	10,267	89,390
Singapore Exchange Ltd.	16,000	94,870
Singapore Press Holdings Ltd.	32,000	97,682
Singapore Technologies Engineering Ltd.	29,000	73,541
Singapore Telecommunications Ltd.	156,450	499,238
StarHub Ltd.	12,000	38,043
Suntec Real Estate Investment Trust	43,900	59,289
United Overseas Bank Ltd.	25,518	427,737
UOL Group Ltd.	8,916	49,621
Wilmar International Ltd.	36,000	85,463

See accompanying notes to schedules of investments.	41

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Singapore (Cont.)
Yangzijiang Shipbuilding Holdings Ltd.	36,548	$33,602

		3,754,157

Spain (3.44%)
Abertis Infraestructuras SA	8,090	146,219
ACS Actividades de Construccion y Servicios SA	3,689	130,570
Aena SA (b) (d)	1,341	134,833
Amadeus IT Holding SA A Shares	8,638	370,200
Banco Bilbao Vizcaya Argentaria SA	125,523	1,267,722
Banco Bilbao Vizcaya Argentaria SA Rights (b)	125,523	18,086
Banco de Sabadell SA	66,608	162,747
Banco de Sabadell SA Rights (b)	66,608	16,902
Banco Popular Espanol SA	35,172	172,032
Banco Santander SA	279,236	2,093,257
Bankia SA (b)	91,655	127,732
Bankinter SA	14,313	109,127
CaixaBank SA	46,898	222,412
Distribuidora Internacional de Alimentacion SA	12,527	97,760
Enagas SA	3,813	109,032
Endesa SA	6,470	124,902
Ferrovial SA	8,626	183,407
Gas Natural SDG SA	6,799	152,652
Grifols SA	2,490	106,693
Iberdrola SA	103,025	664,362
Industria de Diseno Textil SA	21,465	689,148
International Consolidated Airlines Group SA (b)	16,348	146,476
Mapfre SA	18,713	68,323
Red Electrica Corporacion SA	2,170	176,450
Repsol SA	20,628	383,997
Telefonica SA	82,829	1,178,615
Telefonica SA Rights (b)	82,829	13,359
Zardoya Otis SA	3,091	39,893

		9,106,908

Sweden (2.99%)
Alfa Laval AB	5,972	117,293
Assa Abloy AB Class B	6,555	390,451
Atlas Copco AB Class A	13,201	427,365
Atlas Copco AB Class B	7,737	228,469
Boliden AB	5,049	100,018
Electrolux AB Series B	4,525	129,272
Elekta AB B Shares	7,055	63,419
Getinge AB B Shares	3,999	98,810
Hennes & Mauritz AB (H&M) B Shares	18,706	757,924
Hexagon AB B Shares	5,160	183,206
Husqvarna AB B Shares	8,301	60,129
ICA Gruppen AB	1,632	54,703
Industrivarden AB C Shares	3,318	62,254
Investment AB Kinnevik B Shares	4,653	155,328
Investor AB B Shares	9,049	360,212
Lundin Petroleum AB (b)	4,181	57,208

	Shares	Value
Common Stocks (Cont.)
Sweden (Cont.)
Millicom International Cellular SA SDR	1,251	$90,459
Nordea Bank AB	59,964	730,390
Sandvik AB	21,021	235,394
Securitas AB Class B	5,922	85,019
Skandinaviska Enskilda Banken AB Class A	30,297	353,618
Skanska AB Class B	7,938	177,964
SKF AB B Shares	7,821	201,946
Svenska Cellulosa AB Class B	11,576	266,003
Svenska Handelsbanken AB A Shares	9,814	441,988
Swedbank AB - A Shares	17,726	423,186
Swedish Match AB	4,057	119,287
Tele2 AB B Shares	5,918	70,784
Telefonaktiebolaget LM Ericsson B Shares	60,397	758,280
TeliaSonera AB	54,519	346,451
Volvo AB B Shares	31,098	376,355

		7,923,185

Switzerland (8.96%)
ABB Ltd. Reg.	43,390	920,478
Actelion Ltd. Reg.	2,054	236,895
Adecco SA Reg.	3,416	283,950
Aryzta AG	1,654	101,395
Baloise Holding AG Reg.	894	118,148
Barry Callebaut AG Reg.	42	41,006
Chocoladefabriken Lindt & Sprungli AG Reg.	2	126,521
Chocoladefabriken Lindt & Sprungli AG	19	101,700
Compagnie Financiere Richemont SA Reg.	10,292	826,971
Credit Suisse Group AG Reg.	30,015	807,521
Ems-Chemie Holding AG Reg	155	63,029
Geberit AG Reg.	739	276,545
Givaudan SA Reg.	182	328,810
Holcim Ltd. Reg.	4,480	333,771
Julius Baer Group Ltd.	4,477	223,778
Kuehne & Nagel International AG Reg.	1,118	165,991
Lonza Group AG Reg.	1,000	124,498
Nestle SA Reg.	64,084	4,825,677
Novartis AG Reg.	45,492	4,490,082
Pargesa Holding SA	715	50,178
Partners Group Holding AG	348	103,748
Roche Holding AG	13,881	3,814,388
Schindler Holding AG	898	149,034
Schindler Holding AG Reg.	401	65,525
SGS SA Reg	107	204,008
Sika AG	43	153,959
Sonova Holding AG Reg.	1,083	150,269
Sulzer AG Reg.	461	50,603
Swatch Group AG Reg., The	1,012	84,819
Swatch Group AG, The	605	255,858

42	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Switzerland (Cont.)
Swiss Life Holding AG Reg.	640	$158,110
Swiss Prime Site AG Reg.	1,098	95,336
Swiss Re AG	6,919	667,392
Swisscom AG	461	267,329
Syngenta AG Reg.	1,837	624,081
Transocean Ltd.	7,161	103,168
UBS Group AG	71,873	1,347,698
Zurich Insurance Group AG	2,965	1,002,176

		23,744,445

United Kingdom (19.20%)
3i Group PLC	19,541	139,625
Aberdeen Asset Management PLC	17,829	121,296
Admiral Group PLC	3,629	82,170
Aggreko PLC	4,962	112,243
Amec Foster Wheeler PLC	7,631	102,077
Anglo American PLC	27,547	411,414
Antofagasta PLC	8,074	87,347
ARM Holdings PLC	27,969	454,252
Ashtead Group PLC	10,286	164,965
Associated British Foods PLC	6,966	290,713
AstraZeneca PLC	25,043	1,718,412
Aviva PLC	58,227	465,984
Babcock International Group PLC	4,930	71,918
BAE Systems PLC	63,047	488,587
Barclays PLC	323,633	1,168,161
BG Group PLC	68,111	835,977
BHP Billiton PLC	41,739	915,975
BP PLC	363,126	2,353,841
British American Tobacco PLC	36,957	1,913,782
British Land Company PLC	19,585	241,383
BT Group PLC	161,974	1,052,482
Bunzl PLC	6,802	184,412
Burberry Group PLC	8,758	224,910
Capita PLC	13,279	219,512
Carnival PLC	3,674	179,660
Centrica PLC	99,570	372,422
Cobham PLC	23,257	104,766
Coca-Cola HBC AG CDI	3,987	71,720
Compass Group PLC	33,325	578,497
CRH PLC	961	24,969
Croda International PLC	2,806	113,806
Diageo PLC	49,330	1,363,201
Direct Line Insurance Group PLC	30,760	145,156
Dixons Carphone PLC	19,271	117,858
easyJet PLC	3,368	93,736
Experian PLC	19,641	325,118
Fresnillo PLC	4,481	45,253
Friends Life Group Ltd.	28,248	172,935
G4S PLC	29,967	131,358
GKN PLC	33,270	176,476
GlaxoSmithKline PLC	96,255	2,215,784
Glencore PLC	220,083	929,133
Hammerson PLC	16,035	157,915
Hargreaves Lansdown PLC	4,740	80,851
HSBC Holdings PLC	378,367	3,224,223

	Shares	Value
Common Stocks (Cont.)
United Kingdom (Cont.)
ICAP PLC	10,458	$81,567
IMI PLC	5,250	99,069
Imperial Tobacco Group PLC	18,873	827,888
Inmarsat PLC	8,616	117,993
InterContinental Hotels Group PLC	4,764	185,813
Intertek Group PLC	3,274	121,271
Intu Properties PLC	17,148	88,407
Investec PLC	10,649	88,318
ITV PLC	75,914	284,225
J Sainsbury PLC	24,596	94,385
Johnson Matthey PLC	4,059	203,369
Kingfisher PLC	46,439	262,012
Land Securities Group PLC	15,751	292,422
Legal & General Group PLC	115,363	475,105
Lloyds Banking Group PLC (b)	1,121,428	1,299,888
London Stock Exchange Group PLC	6,181	224,803
Marks & Spencer Group PLC	31,730	250,948
Meggitt PLC	16,406	133,359
Melrose Industries PLC	20,889	85,794
Merlin Entertainments PLC (d)	14,045	91,951
National Grid PLC	74,378	956,207
Next PLC	3,053	317,507
Old Mutual PLC	95,972	315,044
Pearson PLC	16,226	349,243
Persimmon PLC	6,152	151,606
Petrofac Ltd.	5,199	73,192
Prudential PLC	50,999	1,265,563
Randgold Resources Ltd.	1,680	116,461
Reckitt Benckiser Group PLC	12,749	1,095,210
Reed Elsevier PLC (London)	22,870	393,316
Rexam PLC	14,224	121,905
Rio Tinto PLC	25,104	1,035,209
Rolls-Royce Holdings PLC	37,100	523,256
Royal Bank of Scotland Group PLC (b)	48,974	247,402
Royal Dutch Shell PLC Class A	77,581	2,307,032
Royal Dutch Shell PLC Class B	48,549	1,512,316
Royal Mail PLC	12,970	84,126
RSA Insurance Group PLC	20,097	125,265
SABMiller PLC	19,212	1,006,358
Sage Group PLC, The	21,680	149,760
Schroders PLC	2,565	121,508
SEGRO PLC	14,566	89,948
Severn Trent PLC	4,764	145,219
Shire PLC	11,629	927,099
Sky PLC	20,182	296,917
Smith & Nephew PLC	17,615	300,363
Smiths Group PLC	7,754	128,245
Sports Direct International (b)	5,461	49,080
SSE PLC	19,816	439,775
Standard Chartered PLC	49,228	797,332
Standard Life PLC	38,743	272,235
Tate & Lyle PLC	8,795	77,811
Tesco PLC	159,542	569,494
Travis Perkins PLC	5,079	146,646
TUI AG (United Kingdom)	3,705	65,001
Tullow Oil PLC	17,842	74,797

See accompanying notes to schedules of investments.	43

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
United Kingdom (Cont.)
Unilever PLC	25,286	$1,055,019
United Utilities Group PLC	13,539	187,207
Vodafone Group PLC	521,524	1,706,595
Weir Group PLC, The	4,238	106,940
Whitbread PLC	3,650	283,422
William Hill PLC	17,577	96,520
William Morrison Supermarkets PLC	42,189	120,574
Wolseley PLC	5,264	311,126
WPP PLC	26,394	599,424

		50,869,137

United States (0.10%)
Fiat Chrysler Automobiles NV (United States) (b)	16,868	275,117

		275,117

Total Common Stocks
(cost $198,664,133)		255,146,011

Preferred Stocks (a) (0.72%)
Germany (0.64%)
Bayerische Moteren Werke (BMW) AG	1,028	94,951
Fuchs Petrolub SE	1,348	53,767
Henkel AG & Co. KGaA	3,506	411,820
Porsche Automobil Holding SE	3,034	297,115
Volkswagen AG	3,198	848,117

		1,705,770

Italy (0.07%)
Intesa Sanpaolo RSP	19,708	61,210
Telecom Italia RNC SpA	120,735	113,529

		174,739

Spain (0.01%)
Grifols SA Class B	383	12,773

		12,773

Total Preferred Stocks
(cost $1,022,554)		1,893,282

	Shares	Value
Short-term Investments (1.66%)
State Street Institutional U.S. Government Money Market Fund (b)	4,409,496	$4,409,496

Total Short-term Investments
(cost $4,409,496)		4,409,496

TOTAL INVESTMENTS (98.68%)
(cost $204,096,183)		261,448,789
CASH (e) AND OTHER ASSETS, NET OF LIABILITIES (1.32%)		3,493,369

NET ASSETS (100.00%)		$264,942,158

(a)	The Fund used data provided by an independent statistical fair value service to fair value the securities primarily traded on exchanges that closed before the regular close of trading of the New York Stock Exchange. This method of fair valuing foreign securities was established in the valuation procedures adopted by the Board of Trustees.

(b)	Non-income producing security.

(c)	In accordance with the Trust’s valuation procedures, State Farm Investment Management Corp. (“SFIMC”) determined the fair value for the security considering the facts and circumstances related to the particular security. The fair value for this security was not determined using the Trust’s independent statistical fair value service.

(d)	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015, the value of these securities amounted to $263,788 or 0.10% of net assets.

(e)	At March 31, 2015, cash in the amount of $734,935 has been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

SDR - Swedish Depositary Receipt

44	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2015

(Unaudited)

FOREIGN CURRENCY DENOMINATIONS

Currency	Value	%
Euro	$78,767,188	30.13
Japanese Yen	57,150,461	21.86
British Pound	50,869,137	19.46
Swiss Franc	23,744,445	9.08
Australian Dollar	18,682,274	7.15
Hong Kong Dollar	8,108,876	3.10
Swedish Krona	7,923,185	3.03
United States Dollar	4,763,747	1.82
Danish Krone	4,246,052	1.62
Singapore Dollar	3,675,023	1.41
Norwegian Krone	1,619,192	0.62
Israeli Shekel	1,528,156	0.58
New Zealand Dollar	371,053	0.14

Total Investments	$261,448,789	100.00%

SECTOR CLASSIFICATIONS

Sector	Value	%
Financials	$66,815,127	25.22
Consumer Discretionary	33,669,153	12.71
Industrials	32,706,493	12.34
Health Care	29,397,490	11.09
Consumer Staples	28,338,883	10.70
Materials	19,147,437	7.23
Energy	13,138,878	4.96
Information Technology	12,578,948	4.75
Telecommunication Services	12,034,215	4.54
Utilities	9,212,669	3.48

Total Stocks	257,039,293	97.02
Short-term Investments	4,409,496	1.66
Cash and Other Assets, Net of Liabilities	3,493,369	1.32

Net Assets	$264,942,158	100.00%

OPEN FUTURES CONTRACTS

Description	Contracts Purchased	Expiration	Notional Value	Market Value	Unrealized Gain (Loss)
ASX SPI 200 Index	6	June 2015	$665,549	$672,461	$6,912
Euro Stoxx 50	81	June 2015	3,110,955	3,162,430	51,475
FTSE 100 Index	20	June 2015	1,989,684	1,995,766	6,082
Hang Seng Index	2	April 2015	316,750	321,813	5,063
Topix Index	12	June 2015	1,531,371	1,544,336	12,965

Total					$82,497

OPEN FORWARD FOREIGN CURRENCY CONTRACTS

Currency	Counterparty	Settlement Date	Foreign amount Purchased (Sold)	U.S. Dollar amount Purchased (Sold)	Unrealized Gain	Unrealized (Loss)
Australian Dollar	Goldman Sachs Bank USA	06/17/2015	118,778	$(90,000)	$83	$—
Australian Dollar	Morgan Stanley and Co. Inc.	06/17/2015	109,000	(83,002)	—	(335)
British Pound	Citibank N.A. London	04/02/2015	33,773	(50,000)	99	—
British Pound	Citibank N.A. London	06/17/2015	53,796	(80,000)	—	(241)
British Pound	Citibank N.A. London	06/17/2015	61,512	(90,000)	1,200	—
British Pound	Citibank N.A. London	06/17/2015	74,431	(110,000)	353	—
British Pound	Morgan Stanley and Co. Inc.	06/17/2015	252,313	(373,367)	719	—
Euro	Citibank N.A. London	06/17/2015	91,720	(100,000)	—	(1,276)
Euro	Goldman Sachs Bank USA	06/17/2015	175,286	(190,000)	—	(1,328)
Euro	Morgan Stanley and Co. Inc.	06/17/2015	1,124,839	(1,191,765)	18,972	—
Euro	UBS AG	06/17/2015	157,984	(170,000)	49	—
Euro	UBS AG	06/17/2015	348,910	(370,000)	5,555	—
Hong Kong Dollar	Citibank N.A. London	06/17/2015	775,415	(100,000)	6	—
Japanese Yen	Citibank N.A. London	06/17/2015	30,250,615	(250,000)	2,493	—
Japanese Yen	Morgan Stanley and Co. Inc.	06/17/2015	14,270,137	(120,000)	—	(891)
Japanese Yen	Morgan Stanley and Co. Inc.	06/17/2015	45,685,904	(377,127)	4,199	—
Japanese Yen	UBS AG	06/17/2015	17,955,375	(150,000)	—	(132)
Swedish Krona	Citibank N.A. London	06/17/2015	1,526,555	(180,000)	—	(2,531)
Swiss Franc	Morgan Stanley and Co. Inc.	06/17/2015	237,931	(240,000)	5,600	—
Swiss Franc	UBS AG	06/17/2015	18,988	(18,908)	692	—
Swiss Franc	UBS AG	06/17/2015	96,133	(100,000)	—	(768)

Total					$40,020	$(7,502)

See accompanying notes to schedules of investments.	45

STATE FARM MUTUAL FUND TRUST EQUITY AND BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2015

(Unaudited)

	Shares	Value
Registered Investment Companies (99.49%)
State Farm Mutual Fund Trust Bond Fund Institutional Shares (a)	11,331,827	$129,862,743
State Farm Mutual Fund Trust Equity Fund Institutional Shares (a)	19,161,638	192,957,694

Total Registered Investment Companies
(cost $264,186,119)		322,820,437

TOTAL INVESTMENTS (99.49%)
(cost $264,186,119)		322,820,437
CASH AND OTHER ASSETS, NET OF LIABILITIES (0.51%)		1,664,580

NET ASSETS (100.00%)		$324,485,017

(a)	The Equity and Bond Fund’s investment adviser is an affiliate of the issuer.

46	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2015

(Unaudited)

	Principal amount	Value
Corporate Bonds (68.65%)
Aerospace/Defense (2.29%)
Northrop Grumman Corp.
5.050%, 08/01/2019	$500,000	$556,830
Raytheon Co.
3.125%, 10/15/2020	1,500,000	1,582,172
Northrop Grumman Corp.
3.500%, 03/15/2021	500,000	527,002
Lockheed Martin Corp.
3.350%, 09/15/2021	2,000,000	2,122,366
General Dynamics Corp.
2.250%, 11/15/2022	2,000,000	1,964,272
Raytheon Co.
2.500%, 12/15/2022	2,000,000	1,994,514
Northrop Grumman Corp.
3.250%, 08/01/2023	3,000,000	3,092,916
Rockwell Collins Inc.
3.700%, 12/15/2023	500,000	534,816
Raytheon Co.
3.150%, 12/15/2024	2,000,000	2,076,372
Lockheed Martin Corp.
2.900%, 03/01/2025	3,000,000	3,021,603

		17,472,863

Agriculture, Foods, & Beverage (4.23%)
Coca-Cola Bottling Co.
5.300%, 04/01/2015	500,000	500,000
Kellogg Co.
4.450%, 05/30/2016	1,000,000	1,041,512
Hershey Co.
5.450%, 09/01/2016	500,000	533,532
General Mills Inc.
5.700%, 02/15/2017	1,000,000	1,083,846
PepsiAmericas Inc.
5.000%, 05/15/2017	500,000	539,120
Kraft Foods Group Inc.
6.125%, 08/23/2018	369,000	418,976
PepsiCo Inc.
7.900%, 11/01/2018	500,000	606,064
2.250%, 01/07/2019	2,000,000	2,053,678
Mondelez International Inc.
2.250%, 02/01/2019	1,000,000	1,011,232
Coca-Cola Co., The
3.150%, 11/15/2020	1,000,000	1,063,349
Kellogg Co.
4.000%, 12/15/2020	632,000	684,244
Campbell Soup Co.
4.250%, 04/15/2021	2,000,000	2,186,222
Hormel Foods Corp.
4.125%, 04/15/2021	1,000,000	1,116,719
Sysco Corp.
3.000%, 10/02/2021	1,000,000	1,032,537
General Mills Inc.
3.150%, 12/15/2021	2,000,000	2,072,054
PepsiCo Inc.
2.750%, 03/05/2022	1,500,000	1,530,916
JM Smucker Co., The (a)
3.000%, 03/15/2022	1,000,000	1,015,014

	Principal amount	Value
Corporate Bonds (Cont.)
Agriculture, Foods, & Beverage (Cont.)
Kraft Foods Group Inc.
3.500%, 06/06/2022	$1,500,000	$1,551,996
Sysco Corp.
2.600%, 06/12/2022	2,000,000	1,993,560
Campbell Soup Co.
2.500%, 08/02/2022	1,000,000	975,752
PepsiCo Inc.
2.750%, 03/01/2023	2,000,000	2,021,390
Coca-Cola Co., The
2.500%, 04/01/2023	2,000,000	2,009,492
Hershey Co.
2.625%, 05/01/2023	1,100,000	1,098,093
Mondelez International Inc.
4.000%, 02/01/2024	1,000,000	1,082,992
Sysco Corp.
3.500%, 10/02/2024	1,000,000	1,037,714
JM Smucker Co., The (a)
3.500%, 03/15/2025	1,000,000	1,028,013
Campbell Soup Co.
3.300%, 03/19/2025	1,000,000	1,016,727

		32,304,744

Automotive (1.29%)
American Honda Finance Corp.
2.125%, 10/10/2018	1,000,000	1,018,593
Daimler Finance NA LLC (a)
2.250%, 03/02/2020	500,000	503,434
Johnson Controls Inc.
4.250%, 03/01/2021	2,000,000	2,171,968
Toyota Motor Credit Corp.
2.750%, 05/17/2021	2,000,000	2,066,744
2.625%, 01/10/2023	2,000,000	2,021,842
Johnson Controls Inc.
3.625%, 07/02/2024	2,000,000	2,072,388

		9,854,969

Banks (3.59%)
Wachovia Bank NA
5.600%, 03/15/2016	500,000	523,064
Wells Fargo Bank NA
5.750%, 05/16/2016	500,000	527,740
Wachovia Corp.
5.750%, 06/15/2017	500,000	549,937
Bank of New York Mellon Corp.
2.100%, 08/01/2018	1,000,000	1,018,298
Wells Fargo & Co.
2.150%, 01/15/2019	1,000,000	1,015,576
Bank of New York Mellon Corp.
2.200%, 05/15/2019	1,000,000	1,016,019
KFW
4.875%, 06/17/2019	1,000,000	1,142,896
Bank of New York Mellon Corp.
2.300%, 09/11/2019	1,000,000	1,017,800
Wells Fargo & Co.
2.150%, 01/30/2020	1,000,000	1,005,159

See accompanying notes to schedules of investments.	47

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2015

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Banks (Cont.)
3.000%, 01/22/2021	$1,000,000	$1,034,311
Bank of New York Mellon Corp.
3.550%, 09/23/2021	2,000,000	2,134,656
Wells Fargo & Co.
3.500%, 03/08/2022	2,000,000	2,123,286
US Bancorp
3.000%, 03/15/2022	2,000,000	2,071,792
3.700%, 01/30/2024	500,000	538,279
Bank of New York Mellon Corp.
3.400%, 05/15/2024	500,000	523,400
Wells Fargo & Co.
3.300%, 09/09/2024	2,000,000	2,065,662
Bank of New York Mellon Corp.
3.250%, 09/11/2024	1,000,000	1,033,515
State Street Corp.
3.300%, 12/16/2024	2,000,000	2,079,290
US Bank NA
2.800%, 01/27/2025	3,000,000	2,997,576
Wells Fargo & Co.
3.000%, 02/19/2025	1,000,000	1,004,300
PNC Bank NA
2.950%, 02/23/2025	1,500,000	1,502,626
Bank of New York Mellon Corp.
3.000%, 02/24/2025	500,000	507,260

		27,432,442

Building Materials & Construction (0.97%)
CRH America Inc.
6.000%, 09/30/2016	500,000	533,261
5.750%, 01/15/2021	1,000,000	1,171,388
Fluor Corp.
3.375%, 09/15/2021	2,000,000	2,088,262
Sonoco Products Co.
4.375%, 11/01/2021	1,000,000	1,079,712
Stanley Black & Decker Inc.
2.900%, 11/01/2022	1,500,000	1,524,598
Fluor Corp.
3.500%, 12/15/2024	1,000,000	1,030,955

		7,428,176

Chemicals (4.03%)
Rohm & Haas Co.
6.000%, 09/15/2017	144,000	159,316
E.I. du Pont de Nemours and Co.
6.000%, 07/15/2018	500,000	569,843
PPG Industries Inc.
3.600%, 11/15/2020	1,000,000	1,055,305
E.I. du Pont de Nemours and Co.
3.625%, 01/15/2021	1,000,000	1,069,546
Praxair Inc.
4.050%, 03/15/2021	1,000,000	1,099,839
Monsanto Co.
2.750%, 07/15/2021	500,000	511,718
Praxair Inc.
3.000%, 09/01/2021	1,000,000	1,044,210

	Principal amount	Value
Corporate Bonds (Cont.)
Chemicals (Cont.)
Dow Chemical Co., The
4.125%, 11/15/2021	$1,500,000	$1,630,028
Valspar Corp.
4.200%, 01/15/2022	2,000,000	2,125,498
Praxair Inc.
2.450%, 02/15/2022	1,000,000	1,003,087
Syngenta Finance NV
3.125%, 03/28/2022	2,000,000	2,037,212
Monsanto Co.
2.200%, 07/15/2022	1,300,000	1,261,566
Dow Chemical Co., The
3.000%, 11/15/2022	2,000,000	2,017,248
E.I. du Pont de Nemours and Co.
2.800%, 02/15/2023	2,000,000	1,997,268
Praxair Inc.
2.700%, 02/21/2023	2,000,000	2,012,484
International Flavors & Fragrances Inc.
3.200%, 05/01/2023	2,000,000	1,995,192
Potash Corporation of Saskatchewan Inc.
3.625%, 03/15/2024	1,500,000	1,580,182
Monsanto Co.
3.375%, 07/15/2024	1,000,000	1,039,555
Dow Chemical Co., The
3.500%, 10/01/2024	3,000,000	3,046,494
Valspar Corp.
3.300%, 02/01/2025	1,000,000	1,004,952
Praxair Inc.
2.650%, 02/05/2025	1,300,000	1,285,610
Potash Corporation of Saskatchewan Inc.
3.000%, 04/01/2025	500,000	500,668
Dow Chemical Co., The
7.375%, 11/01/2029	500,000	678,316

		30,725,137

Colleges (0.15%)
Dartmouth College
4.750%, 06/01/2019	1,000,000	1,119,664

Commercial Service/Supply (0.56%)
Pitney Bowes Inc.
5.750%, 09/15/2017	500,000	542,322
Cintas Corp. No. 2
6.125%, 12/01/2017	500,000	558,142
4.300%, 06/01/2021	1,000,000	1,089,204
3.250%, 06/01/2022	2,000,000	2,046,752

		4,236,420

Computer Software & Services (2.40%)
Oracle Corp.
2.375%, 01/15/2019	1,000,000	1,027,462
Texas Instruments Inc.
1.650%, 08/03/2019	1,000,000	995,179

48	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2015

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Computer Software & Services (Cont.)
Microsoft Corp.
3.000%, 10/01/2020	$2,000,000	$2,125,726
Oracle Corp.
2.800%, 07/08/2021	1,000,000	1,035,784
Intel Corp.
3.300%, 10/01/2021	2,000,000	2,129,034
Oracle Corp.
2.500%, 10/15/2022	2,000,000	2,000,100
Intel Corp.
2.700%, 12/15/2022	2,000,000	2,016,716
Microsoft Corp.
2.375%, 05/01/2023	2,000,000	1,997,908
Texas Instruments Inc.
2.250%, 05/01/2023	2,000,000	1,948,010
Oracle Corp.
3.400%, 07/08/2024	1,000,000	1,051,189
Microsoft Corp.
2.700%, 02/12/2025	2,000,000	2,007,712

		18,334,820

Computers (1.43%)
International Business Machines Corp.
5.700%, 09/14/2017	500,000	555,405
1.875%, 05/15/2019	2,000,000	2,021,308
1.625%, 05/15/2020	1,000,000	986,582
Hewlett-Packard Co.
3.750%, 12/01/2020	1,000,000	1,051,367
4.300%, 06/01/2021	2,000,000	2,148,888
International Business Machines Corp.
1.875%, 08/01/2022	1,000,000	951,353
Hewlett-Packard Co.
4.050%, 09/15/2022	1,000,000	1,054,572
International Business Machines Corp.
3.375%, 08/01/2023	1,000,000	1,042,443
3.625%, 02/12/2024	1,000,000	1,061,891

		10,873,809

Consumer & Marketing (3.41%)
Procter & Gamble Co., The
3.150%, 09/01/2015	1,000,000	1,011,239
Estee Lauder Co. Inc.
5.550%, 05/15/2017	1,000,000	1,090,181
Kimberly-Clark Corp.
6.125%, 08/01/2017	500,000	558,318
Danaher Corp.
5.625%, 01/15/2018	500,000	558,801
Kimberly-Clark Corp.
6.250%, 07/15/2018	1,000,000	1,149,516
Unilever Capital Corp.
2.200%, 03/06/2019	1,000,000	1,021,493
McDonald’s Corp.
1.875%, 05/29/2019	500,000	505,358

	Principal amount	Value
Corporate Bonds (Cont.)
Consumer & Marketing (Cont.)
Ecolab Inc.
2.250%, 01/12/2020	$1,000,000	$1,006,252
Colgate-Palmolive Co.
2.950%, 11/01/2020	1,000,000	1,049,203
Unilever Capital Corp.
4.250%, 02/10/2021	3,000,000	3,366,675
Clorox Co.
3.800%, 11/15/2021	1,000,000	1,079,634
McDonald’s Corp.
2.625%, 01/15/2022	1,000,000	1,011,518
Clorox Co.
3.050%, 09/15/2022	1,000,000	1,004,563
Colgate-Palmolive Co.
1.950%, 02/01/2023	1,000,000	965,351
2.100%, 05/01/2023	1,000,000	968,547
NIKE Inc.
2.250%, 05/01/2023	1,500,000	1,490,199
Kimberly-Clark Corp.
2.400%, 06/01/2023	3,000,000	2,960,646
Procter & Gamble Co., The
3.100%, 08/15/2023	3,000,000	3,158,310
Clorox Co.
3.500%, 12/15/2024	2,000,000	2,035,584

		25,991,388

Electronic/Electrical Manufacturing (1.13%)
Emerson Electric Co.
4.750%, 10/15/2015	1,000,000	1,023,165
General Electric Co.
2.700%, 10/09/2022	2,000,000	2,034,206
Emerson Electric Co.
2.625%, 02/15/2023	3,500,000	3,511,008
Rockwell Automation Inc.
2.875%, 03/01/2025	2,000,000	2,016,104

		8,584,483

Financial Services (1.87%)
JPMorgan Chase Bank NA
5.875%, 06/13/2016	500,000	527,877
General Electric Capital Corp.
5.400%, 02/15/2017	500,000	541,085
JPMorgan Chase Bank NA
6.000%, 10/01/2017	1,000,000	1,106,844
Simon Property Group Inc.
6.125%, 05/30/2018	1,000,000	1,139,309
JPMorgan Chase & Co.
2.350%, 01/28/2019	1,000,000	1,016,391
2.200%, 10/22/2019	500,000	501,360
General Electric Capital Corp.
4.650%, 10/17/2021	1,000,000	1,131,778
JPMorgan Chase & Co.
4.500%, 01/24/2022	1,000,000	1,105,340
General Electric Capital Corp.
3.150%, 09/07/2022	1,500,000	1,551,300

See accompanying notes to schedules of investments.	49

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2015

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Financial Services (Cont.)
JPMorgan Chase & Co.
3.250%, 09/23/2022	$2,000,000	$2,045,416
3.200%, 01/25/2023	1,000,000	1,016,639
3.625%, 05/13/2024	500,000	519,895
General Electric Capital Corp.
3.450%, 05/15/2024	1,000,000	1,053,128
JPMorgan Chase & Co.
3.125%, 01/23/2025	1,000,000	1,002,933

		14,259,295

Forest Products & Paper (0.15%)
International Paper Co.
5.250%, 04/01/2016	500,000	519,882
Willamette Industries Inc.
9.000%, 10/01/2021	500,000	651,092

		1,170,974

Health Care (7.03%)
Medtronic Inc.
4.750%, 09/15/2015	500,000	509,296
Baxter International Inc.
5.900%, 09/01/2016	500,000	533,826
Eli Lilly and Co.
5.200%, 03/15/2017	2,000,000	2,166,258
Wyeth
5.450%, 04/01/2017	500,000	544,656
Amgen Inc.
5.850%, 06/01/2017	500,000	549,336
Johnson & Johnson
5.550%, 08/15/2017	500,000	554,635
AstraZeneca PLC
5.900%, 09/15/2017	500,000	556,388
Becton Dickinson & Co.
5.000%, 05/15/2019	1,000,000	1,118,083
Pfizer Inc.
2.100%, 05/15/2019	1,000,000	1,017,727
Amgen Inc.
2.200%, 05/22/2019	1,000,000	1,012,921
Baxter International Inc.
4.500%, 08/15/2019	500,000	554,208
AstraZeneca PLC
1.950%, 09/18/2019	1,500,000	1,511,590
Gilead Sciences Inc.
2.350%, 02/01/2020	500,000	513,748
Merck & Co. Inc.
1.850%, 02/10/2020	1,000,000	1,006,393
Becton Dickinson & Co.
3.250%, 11/12/2020	1,000,000	1,039,920
CR Bard Inc.
4.400%, 01/15/2021	1,000,000	1,098,627
Medtronic Inc.
4.125%, 03/15/2021	1,000,000	1,104,794
Sanofi-Aventis
4.000%, 03/29/2021	1,000,000	1,098,783
Becton Dickinson & Co.
3.125%, 11/08/2021	1,000,000	1,027,202

	Principal amount	Value
Corporate Bonds (Cont.)
Health Care (Cont.)
Amgen Inc.
3.875%, 11/15/2021	$1,000,000	$1,076,001
Abbott Laboratories
2.550%, 03/15/2022	1,000,000	1,004,109
Medtronic Inc.
3.125%, 03/15/2022	1,000,000	1,036,874
Zimmer Holdings Inc.
3.150%, 04/01/2022	1,000,000	1,012,103
GlaxoSmithKline Capital Inc.
2.850%, 05/08/2022	2,000,000	2,030,956
Bristol-Myers Squibb Co.
2.000%, 08/01/2022	1,500,000	1,448,216
Merck & Co. Inc.
2.400%, 09/15/2022	2,000,000	1,995,352
Novartis Capital Corp.
2.400%, 09/21/2022	2,000,000	2,012,364
GlaxoSmithKline Capital Inc.
2.800%, 03/18/2023	2,000,000	2,013,604
Medtronic Inc.
2.750%, 04/01/2023	2,500,000	2,505,378
Merck & Co. Inc.
2.800%, 05/18/2023	2,000,000	2,046,876
Baxter International Inc.
3.200%, 06/15/2023	4,000,000	4,057,780
Pfizer Inc.
3.000%, 06/15/2023	2,000,000	2,048,342
Bristol-Myers Squibb Co.
3.250%, 11/01/2023	1,000,000	1,042,653
Pfizer Inc.
3.400%, 05/15/2024	1,000,000	1,049,631
Amgen Inc.
3.625%, 05/22/2024	1,000,000	1,051,647
Becton Dickinson & Co.
3.734%, 12/15/2024	2,000,000	2,093,202
Gilead Sciences Inc.
3.500%, 02/01/2025	500,000	527,266
Merck & Co. Inc.
2.750%, 02/10/2025	1,000,000	999,190
Abbott Laboratories
2.950%, 03/15/2025	1,000,000	1,011,876
EMD Finance LLC (a)
3.250%, 03/19/2025	1,000,000	1,012,565
Zimmer Holdings Inc.
3.550%, 04/01/2025	2,000,000	2,041,484
Eli Lilly and Co.
2.750%, 06/01/2025	1,000,000	1,004,415

		53,640,275

Machinery & Manufacturing (4.59%)
United Technologies Corp.
4.875%, 05/01/2015	1,000,000	1,002,330
Dover Corp.
4.875%, 10/15/2015	1,000,000	1,023,197
Honeywell International Inc.
5.400%, 03/15/2016	1,000,000	1,045,980

50	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2015

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Machinery & Manufacturing (Cont.)
Caterpillar Inc.
5.700%, 08/15/2016	$500,000	$534,308
Eaton Corp.
5.300%, 03/15/2017	1,000,000	1,071,627
Honeywell International Inc.
5.300%, 03/15/2017	500,000	543,236
Cooper U.S. Inc.
6.100%, 07/01/2017	500,000	552,444
Caterpillar Financial Services Corp.
5.850%, 09/01/2017	500,000	555,106
John Deere Capital Corp.
2.800%, 09/18/2017	2,000,000	2,084,602
Covidien International
6.000%, 10/15/2017	500,000	557,606
United Technologies Corp.
5.375%, 12/15/2017	500,000	555,478
Thermo Fisher Scientific Inc.
2.400%, 02/01/2019	1,000,000	1,014,044
John Deere Capital Corp.
1.700%, 01/15/2020	1,000,000	991,275
Cooper U.S. Inc.
3.875%, 12/15/2020	1,000,000	1,084,367
Dover Corp.
4.300%, 03/01/2021	1,000,000	1,114,162
Honeywell International Inc.
4.250%, 03/01/2021	1,000,000	1,123,185
Caterpillar Inc.
3.900%, 05/27/2021	1,000,000	1,100,660
Illinois Tool Works Inc.
3.375%, 09/15/2021	1,000,000	1,062,877
Bemis Company Inc.
4.500%, 10/15/2021	1,000,000	1,106,006
Thermo Fisher Scientific Inc.
3.300%, 02/15/2022	500,000	512,684
United Technologies Corp.
3.100%, 06/01/2022	2,000,000	2,080,880
Deere & Co.
2.600%, 06/08/2022	1,000,000	1,003,835
Covidien International
3.200%, 06/15/2022	2,000,000	2,076,974
3M Co.
2.000%, 06/26/2022	1,500,000	1,482,108
Parker Hannifin Corp.
3.500%, 09/15/2022	1,000,000	1,073,543
Thermo Fisher Scientific Inc.
3.150%, 01/15/2023	2,000,000	2,026,966
Caterpillar Financial Services Corp.
2.625%, 03/01/2023	2,000,000	1,993,758
Covidien International
2.950%, 06/15/2023	3,000,000	3,045,921
Caterpillar Inc.
3.400%, 05/15/2024	1,000,000	1,048,452
Parker Hannifin Corp.
3.300%, 11/21/2024	500,000	524,927

		34,992,538

	Principal amount	Value
Corporate Bonds (Cont.)
Media & Broadcasting (2.38%)
Walt Disney Co., The
5.625%, 09/15/2016	$1,000,000	$1,072,635
McGraw-Hill Companies Inc.
5.900%, 11/15/2017	500,000	549,866
Time Warner Inc.
2.100%, 06/01/2019	1,500,000	1,507,618
Walt Disney Co., The
2.750%, 08/16/2021	2,000,000	2,082,982
Thomson Reuters Corp.
3.950%, 09/30/2021	1,000,000	1,067,408
Walt Disney Co., The
2.550%, 02/15/2022	1,000,000	1,015,421
Comcast Corp.
3.125%, 07/15/2022	2,000,000	2,071,936
Reed Elsevier Capital
3.125%, 10/15/2022	2,000,000	2,008,560
Comcast Corp.
2.850%, 01/15/2023	1,000,000	1,016,822
Thomson Reuters Corp.
4.300%, 11/23/2023	1,000,000	1,075,030
Time Warner Inc.
3.550%, 06/01/2024	1,500,000	1,553,484
Thomson Reuters Corp.
3.850%, 09/29/2024	1,000,000	1,035,478
Comcast Corp.
3.375%, 02/15/2025	2,000,000	2,091,532

		18,148,772

Mining & Metals (1.93%)
Alcan Inc.
5.000%, 06/01/2015	1,000,000	1,006,487
Alcoa Inc.
5.550%, 02/01/2017	500,000	532,480
BHP Billiton Finance USA Ltd.
5.400%, 03/29/2017	500,000	542,633
2.050%, 09/30/2018	500,000	510,432
Rio Tinto Finance USA PLC
2.250%, 12/14/2018	2,000,000	2,033,114
Rio Tinto Finance USA Ltd.
3.500%, 11/02/2020	1,000,000	1,054,540
4.125%, 05/20/2021	2,000,000	2,154,464
Barrick NA Finance LLC
4.400%, 05/30/2021	1,000,000	1,026,966
BHP Billiton Finance USA Ltd.
3.250%, 11/21/2021	1,500,000	1,566,800
Alcoa Inc.
5.870%, 02/23/2022	750,000	831,730
Barrick Gold Corp.
3.850%, 04/01/2022	1,000,000	977,855
4.100%, 05/01/2023	2,000,000	1,973,022
BHP Billiton Finance USA Ltd.
3.850%, 09/30/2023	500,000	534,165

		14,744,688

See accompanying notes to schedules of investments.	51

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2015

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Oil & Gas (5.72%)
ConocoPhillips Canada
5.625%, 10/15/2016	$500,000	$536,262
Apache Corp.
5.625%, 01/15/2017	500,000	538,990
Shell International Finance
5.200%, 03/22/2017	500,000	541,568
Canadian Natural Resources
5.700%, 05/15/2017	500,000	541,090
Weatherford International Inc.
6.350%, 06/15/2017	500,000	529,398
EOG Resources Inc.
5.875%, 09/15/2017	500,000	554,494
Husky Energy Inc.
6.200%, 09/15/2017	500,000	545,232
Encana Corp.
5.900%, 12/01/2017	500,000	563,182
Chevron Corp.
1.718%, 06/24/2018	2,000,000	2,025,348
Shell International Finance
1.900%, 08/10/2018	1,500,000	1,525,458
Total Capital SA
2.125%, 08/10/2018	1,000,000	1,021,826
Chevron Corp.
4.950%, 03/03/2019	1,000,000	1,121,901
ConocoPhillips
6.000%, 01/15/2020	500,000	589,340
Chevron Corp.
2.427%, 06/24/2020	2,000,000	2,049,752
Trans-Canada Pipelines
3.800%, 10/01/2020	1,000,000	1,059,839
Apache Corp.
3.625%, 02/01/2021	500,000	525,136
Occidental Petroleum Corp.
4.100%, 02/01/2021	1,000,000	1,096,622
Statoil ASA
2.750%, 11/10/2021	1,000,000	1,023,009
Canadian Natural Resources
3.450%, 11/15/2021	1,000,000	1,015,007
Apache Corp.
3.250%, 04/15/2022	724,000	735,738
Devon Energy Corp.
3.250%, 05/15/2022	1,500,000	1,515,273
Trans-Canada Pipelines
2.500%, 08/01/2022	2,000,000	1,952,814
Chevron Corp.
2.355%, 12/05/2022	2,000,000	1,975,830
Shell International Finance
2.250%, 01/06/2023	1,500,000	1,467,554
Total Capital International SA
2.700%, 01/25/2023	1,000,000	996,543
Occidental Petroleum Corp.
2.700%, 02/15/2023	2,000,000	1,986,052
EOG Resources Inc.
2.625%, 03/15/2023	2,000,000	1,997,958
Total Capital Canada Ltd.
2.750%, 07/15/2023	1,500,000	1,494,544

	Principal amount	Value
Corporate Bonds (Cont.)
Oil & Gas (Cont.)
Shell International Finance
3.400%, 08/12/2023	$500,000	$528,905
Trans-Canada Pipelines
3.750%, 10/16/2023	1,000,000	1,048,706
Total Capital International SA
3.700%, 01/15/2024	1,000,000	1,060,423
Canadian Natural Resources
3.800%, 04/15/2024	1,000,000	1,000,809
Ensco PLC
4.500%, 10/01/2024	2,000,000	1,938,508
Statoil ASA
3.250%, 11/10/2024	500,000	515,013
ConocoPhillips Co.
3.350%, 11/15/2024	1,500,000	1,545,753
Suncor Energy Inc.
3.600%, 12/01/2024	1,000,000	1,020,078
Canadian Natural Resources
3.900%, 02/01/2025	1,000,000	1,009,614
Woodside Finance Ltd. (a)
3.650%, 03/05/2025	2,000,000	1,982,012
Ensco PLC
5.200%, 03/15/2025	500,000	500,778

		43,676,359

Retailers (3.99%)
Lowe’s Companies Inc.
5.000%, 10/15/2015	1,000,000	1,022,930
Target Corp.
5.875%, 07/15/2016	1,000,000	1,066,187
Lowe’s Companies Inc.
5.400%, 10/15/2016	500,000	534,572
McDonald’s Corp.
5.300%, 03/15/2017	500,000	539,697
Target Corp.
5.375%, 05/01/2017	500,000	545,098
CVS Caremark Corp.
5.750%, 06/01/2017	309,000	339,321
Home Depot Inc.
2.250%, 09/10/2018	1,000,000	1,033,029
CVS Caremark Corp.
2.250%, 12/05/2018	1,000,000	1,022,427
Costco Wholesale Corp.
1.700%, 12/15/2019	2,000,000	1,992,270
Home Depot Inc.
3.950%, 09/15/2020	1,000,000	1,106,492
Wal-Mart Stores Inc.
3.250%, 10/25/2020	2,000,000	2,142,140
Home Depot Inc.
4.400%, 04/01/2021	1,000,000	1,130,242
TJX Companies Inc., The
2.750%, 06/15/2021	1,500,000	1,534,190
Lowe’s Companies Inc.
3.800%, 11/15/2021	1,000,000	1,093,505
Walgreens Boots Alliance
3.300%, 11/18/2021	1,000,000	1,029,513

52	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2015

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Retailers (Cont.)
Lowe’s Companies Inc.
3.120%, 04/15/2022	$1,000,000	$1,048,032
Walgreen Co.
3.100%, 09/15/2022	2,000,000	2,015,994
CVS Caremark Corp.
2.750%, 12/01/2022	2,000,000	2,009,448
Home Depot Inc.
2.700%, 04/01/2023	3,000,000	3,045,351
Wal-Mart Stores Inc.
2.550%, 04/11/2023	2,000,000	2,015,614
Lowe’s Companies Inc.
3.875%, 09/15/2023	1,000,000	1,095,145
CVS Health Corp.
3.375%, 08/12/2024	1,500,000	1,555,504
Lowe’s Companies Inc.
3.125%, 09/15/2024	1,000,000	1,031,171
Walgreens Boots Alliance
3.800%, 11/18/2024	500,000	516,976

		30,464,848

Telecom & Telecom Equipment (2.47%)
AT&T Inc.
2.375%, 11/27/2018	1,000,000	1,012,872
Vodafone Group PLC
5.450%, 06/10/2019	500,000	567,895
Verizon Communications Inc.
2.625%, 02/21/2020	1,073,000	1,091,627
4.500%, 09/15/2020	1,000,000	1,104,273
Telefonica Emisiones SAU
5.462%, 02/16/2021	1,000,000	1,142,834
Vodafone Group PLC
4.375%, 03/16/2021	2,000,000	2,216,984
AT&T Inc.
4.450%, 05/15/2021	1,000,000	1,095,450
3.000%, 02/15/2022	1,000,000	1,003,419
Vodafone Group PLC
2.500%, 09/26/2022	1,000,000	967,125
Verizon Communications Inc.
2.450%, 11/01/2022	2,500,000	2,423,308
AT&T Inc.
2.625%, 12/01/2022	1,000,000	973,890
Vodafone Group PLC
2.950%, 02/19/2023	1,000,000	983,787
Verizon Communications inc.
5.150%, 09/15/2023	1,000,000	1,146,484
AT&T Inc.
3.900%, 03/11/2024	1,000,000	1,046,520
Verizon Communications Inc.
4.150%, 03/15/2024	1,000,000	1,074,219
3.500%, 11/01/2024	1,000,000	1,023,365

		18,874,052

Transportation (2.97%)
JB Hunt Transport Services Inc.
2.400%, 03/15/2019	500,000	509,231

	Principal amount	Value
Corporate Bonds (Cont.)
Transportation (Cont.)
United Parcel Service Inc.
3.125%, 01/15/2021	$1,500,000	$1,593,957
Burlington Northern Santa Fe
3.050%, 03/15/2022	1,000,000	1,027,534
Norfolk Southern Corp.
3.000%, 04/01/2022	2,000,000	2,042,438
Burlington Northern Santa Fe
3.050%, 09/01/2022	500,000	515,288
United Parcel Service Inc.
2.450%, 10/01/2022	2,000,000	2,013,760
Canadian National Railway Co.
2.250%, 11/15/2022	2,000,000	1,968,368
Union Pacific Corp.
2.950%, 01/15/2023	2,000,000	2,065,658
Burlington Northern Santa Fe
3.000%, 03/15/2023	2,000,000	2,040,156
Union Pacific Corp.
2.750%, 04/15/2023	2,000,000	2,039,532
Burlington Northern Santa Fe
3.850%, 09/01/2023	2,000,000	2,158,312
CSX Corp.
3.700%, 11/01/2023	1,000,000	1,067,984
Norfolk Southern Corp.
3.850%, 01/15/2024	1,000,000	1,079,196
JB Hunt Transport Services Inc.
3.850%, 03/15/2024	500,000	529,200
CSX Corp.
3.400%, 08/01/2024	1,000,000	1,043,337
Burlington Northern Santa Fe
3.000%, 04/01/2025	1,000,000	1,008,488

		22,702,439

Utilities & Energy (10.07%)
Union Electric Co.
4.750%, 04/01/2015	500,000	500,000
Commonwealth Edison Co.
4.700%, 04/15/2015	500,000	500,536
Southwestern Electric Power
5.375%, 04/15/2015	500,000	500,571
San Diego Gas & Electric Co.
5.300%, 11/15/2015	500,000	514,416
Consolidated Edison Co. of New York
5.375%, 12/15/2015	1,000,000	1,034,182
Virginia Electric & Power Co.
5.400%, 01/15/2016	500,000	518,392
Ohio Power Co.
6.000%, 06/01/2016	500,000	528,521
Commonwealth Edison Co.
5.950%, 08/15/2016	500,000	532,699
Baltimore Gas & Electric Co.
5.900%, 10/01/2016	500,000	536,689
Consolidated Edison Co. of New York
5.300%, 12/01/2016	500,000	535,992
Georgia Power Co.
5.700%, 06/01/2017	500,000	548,352

See accompanying notes to schedules of investments.	53

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2015

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (Cont.)
Jersey Central Power & Light
5.650%, 06/01/2017	$1,000,000	$1,084,062
Atmos Energy Corp.
6.350%, 06/15/2017	500,000	554,783
Kansas City Power & Light Co.
5.850%, 06/15/2017	1,000,000	1,095,544
Union Electric Co.
6.400%, 06/15/2017	500,000	553,099
Florida Power Corp.
5.800%, 09/15/2017	500,000	555,386
Virginia Electric & Power Co.
5.950%, 09/15/2017	500,000	555,904
NSTAR Electric Co.
5.625%, 11/15/2017	500,000	556,718
Pacific Gas & Electric
5.625%, 11/30/2017	500,000	552,488
Equitable Resources Inc.
5.150%, 03/01/2018	500,000	535,890
Southern California Gas
5.450%, 04/15/2018	500,000	561,072
Pacificorp
5.650%, 07/15/2018	500,000	565,795
Public Service Electric and Gas Co.
2.300%, 09/15/2018	1,000,000	1,028,643
Pacific Gas & Electric
8.250%, 10/15/2018	500,000	610,555
MidAmerican Energy Co.
2.400%, 03/15/2019	1,000,000	1,027,904
Alabama Power Co.
3.375%, 10/01/2020	1,000,000	1,063,583
Pacific Gas & Electric
3.500%, 10/01/2020	1,000,000	1,054,197
Kentucky Utilities
3.250%, 11/01/2020	1,000,000	1,052,271
Public Service Company of Colorado
3.200%, 11/15/2020	1,000,000	1,064,147
Appalachian Power Co.
4.600%, 03/30/2021	500,000	555,906
Commonwealth Edison Co.
3.400%, 09/01/2021	1,000,000	1,062,947
Pacific Gas & Electric
3.250%, 09/15/2021	1,000,000	1,048,836
Southern California Edison Co.
2.400%, 02/01/2022	1,000,000	1,001,808
Carolina Power & Light Co.
2.800%, 05/15/2022	1,000,000	1,020,774
Georgia Power Co.
2.850%, 05/15/2022	2,000,000	2,034,938
Detroit Edison Co.
2.650%, 06/15/2022	500,000	505,913
CenterPoint Energy Houston LLC
2.250%, 08/01/2022	2,000,000	1,960,238
Baltimore Gas & Electric Co.
2.800%, 08/15/2022	1,500,000	1,527,088
Pacific Gas & Electric
2.450%, 08/15/2022	1,000,000	984,767

	Principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (Cont.)
Ameren Illinois Co.
2.700%, 09/01/2022	$2,000,000	$2,028,314
PPL Electric Utilities
2.500%, 09/01/2022	500,000	498,187
Tampa Electric Co.
2.600%, 09/15/2022	500,000	493,346
NSTAR Electric Co.
2.375%, 10/15/2022	1,000,000	985,738
Wisconsin Power & Light
2.250%, 11/15/2022	1,600,000	1,567,061
Connecticut Light & Power
2.500%, 01/15/2023	1,000,000	991,643
Indiana Michigan Power Co.
3.200%, 03/15/2023	2,500,000	2,567,285
Kansas City Power & Light Co.
3.150%, 03/15/2023	2,000,000	2,016,914
Public Service Company of Colorado
2.500%, 03/15/2023	2,000,000	2,007,274
Virginia Electric & Power Co.
2.750%, 03/15/2023	2,000,000	2,024,368
Northern States Power Co.
2.600%, 05/15/2023	1,000,000	1,009,543
Public Service Electric and Gas Co.
2.375%, 05/15/2023	3,000,000	2,946,750
Florida Power & Light Co.
2.750%, 06/01/2023	2,000,000	2,047,904
Pacificorp
2.950%, 06/01/2023	1,000,000	1,027,086
Pacific Gas & Electric
3.250%, 06/15/2023	2,000,000	2,067,020
Baltimore Gas & Electric Co.
3.350%, 07/01/2023	3,000,000	3,153,432
Consumers Energy Co.
3.375%, 08/15/2023	1,000,000	1,059,468
Laclede Gas Co.
3.400%, 08/15/2023	1,000,000	1,043,377
Duke Energy Ohio Inc.
3.800%, 09/01/2023	1,200,000	1,301,982
San Diego Gas & Electric Co.
3.600%, 09/01/2023	2,000,000	2,150,280
Nabors Industries Inc.
5.100%, 09/15/2023	2,000,000	1,915,330
DTE Electric Co.
3.650%, 03/15/2024	2,000,000	2,156,748
Arizona Public Service Co.
3.350%, 06/15/2024	500,000	526,402
Pacific Gas & Electric
3.400%, 08/15/2024	1,000,000	1,042,432
Southern California Gas
3.150%, 09/15/2024	1,000,000	1,040,730
Commonwealth Edison Co.
3.100%, 11/01/2024	1,000,000	1,031,883
Consolidated Edison Co. of New York
3.300%, 12/01/2024	500,000	525,364
Interstate Power & Light Co.
3.250%, 12/01/2024	1,000,000	1,028,087

54	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2015

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (Cont.)
Ameren Illinois Co.
3.250%, 03/01/2025	$500,000	$521,536
San Diego Gas & Electric Co.
6.000%, 06/01/2026	500,000	636,180
Northern States Power Co.
6.200%, 07/01/2037	1,000,000	1,394,263

		76,831,533

Total Corporate Bonds
(cost $504,678,379)		523,864,688

Government Agency Securities (b) (16.40%)
Agency Commercial Mortgage-Backed Securities (8.99%)
Federal Home Loan Mortgage Corp.
2.373%, 05/25/2022	10,000,000	10,132,070
2.682%, 10/25/2022	10,000,000	10,308,190
Federal National Mortgage Association
3.044%, 01/25/2022	10,000,000	10,479,900
2.715%, 02/25/2022	7,000,000	7,258,853
2.482%, 04/25/2022	10,000,000	10,185,510
2.377%, 05/25/2022	10,000,000	10,089,120
2.509%, 11/25/2022	10,000,000	10,159,300

		68,612,943

Agency Mortgage-Backed Securities (6.39%)
Federal Home Loan Mortgage Corp.
5.000%, 07/01/2018	29,576	31,087
5.000%, 09/01/2018	58,553	61,598
5.000%, 09/01/2018	32,446	34,098
4.500%, 11/01/2018	93,900	98,462
5.500%, 11/01/2018	29,375	30,799
5.000%, 01/01/2019	40,076	42,193
5.000%, 04/01/2019	49,446	52,371
4.500%, 05/01/2019	61,442	64,791
4.000%, 05/01/2019	45,446	48,020
5.500%, 06/01/2019	70,625	74,412
5.000%, 01/01/2020	48,463	51,158
5.500%, 04/01/2020	82,982	90,205
5.500%, 07/01/2020	133,796	143,822
6.000%, 07/01/2021	127,570	139,853
4.500%, 05/01/2024	308,022	330,491
4.500%, 05/01/2024	129,631	139,060
4.500%, 09/01/2024	303,745	327,527
4.000%, 10/01/2024	424,636	450,705
5.000%, 10/01/2024	366,913	399,262
4.000%, 01/01/2025	330,435	350,130
4.000%, 07/01/2025	359,754	383,251
4.500%, 08/01/2025	315,922	340,195
3.500%, 04/01/2026	455,883	484,231
2.500%, 02/01/2027	4,232,380	4,350,290
6.000%, 11/01/2028	9,070	10,358
6.500%, 06/01/2029	18,983	22,466
7.500%, 12/01/2030	881	924
7.000%, 07/01/2031	1,344	1,389
6.500%, 09/01/2031	3,053	3,554

	Principal amount	Value
Government Agency Securities (Cont.)
Agency Mortgage-Backed Securities (Cont.)
6.000%, 11/01/2032	$34,035	$39,133
6.000%, 12/01/2032	16,979	19,524
5.500%, 05/01/2033	268,713	302,167
5.500%, 07/01/2033	301,820	340,079
5.000%, 08/01/2033	130,151	144,925
5.500%, 03/01/2034	58,592	66,056
5.000%, 04/01/2034	80,291	89,369
6.000%, 07/01/2034	217,038	247,105
5.500%, 05/01/2035	416,867	472,385
5.000%, 05/01/2035	278,115	309,078
4.500%, 08/01/2035	90,294	98,737
5.000%, 10/01/2035	75,616	83,931
6.500%, 08/01/2036	121,917	142,210
5.500%, 10/01/2037	128,431	144,195
5.500%, 11/01/2037	172,420	193,523
6.000%, 01/01/2038	92,082	104,565
6.000%, 01/01/2038	75,875	86,321
4.500%, 06/01/2039	624,105	680,132
5.000%, 06/01/2039	423,749	469,723
4.500%, 10/01/2039	785,034	856,394
5.000%, 10/01/2039	664,699	736,847
5.000%, 01/01/2040	326,944	362,545
4.500%, 02/01/2040	270,756	295,274
4.000%, 07/01/2041	1,581,737	1,694,828
Federal National Mortgage Association
5.500%, 12/01/2016	3,916	4,117
5.500%, 01/01/2017	17,144	18,021
6.500%, 01/01/2017	5,802	5,883
5.500%, 01/01/2017	4,416	4,642
5.500%, 02/01/2017	13,901	14,612
5.000%, 03/01/2017	22,661	23,812
6.000%, 04/01/2017	4,404	4,551
5.500%, 01/01/2018	16,249	17,080
5.000%, 02/01/2018	24,149	25,377
5.000%, 05/01/2018	84,861	89,174
5.000%, 05/01/2018	64,835	68,131
4.500%, 05/01/2018	57,582	60,379
4.500%, 05/01/2018	55,583	58,283
5.000%, 05/01/2018	33,902	35,617
4.500%, 03/01/2019	55,594	58,400
5.500%, 10/01/2019	191,254	204,077
5.000%, 11/01/2019	111,300	118,107
4.500%, 12/01/2019	71,330	75,281
5.000%, 06/01/2020	203,441	219,771
4.500%, 09/01/2020	93,437	98,612
5.500%, 05/01/2021	159,528	172,134
5.000%, 05/01/2021	159,021	169,399
4.500%, 04/01/2023	28,726	30,516
5.000%, 01/01/2024	174,910	190,184
4.500%, 04/01/2024	55,927	60,290
4.000%, 06/01/2024	240,563	254,630
4.500%, 11/01/2024	250,630	270,196
3.500%, 12/01/2025	474,988	507,348
3.000%, 12/01/2026	1,048,486	1,101,072

See accompanying notes to schedules of investments.	55

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2015

(Unaudited)

	Principal amount	Value
Government Agency Securities (Cont.)
Agency Mortgage-Backed Securities (Cont.)
7.500%, 09/01/2029	$14,356	$16,783
8.000%, 03/01/2030	3,295	3,426
6.500%, 05/01/2030	13,840	16,084
6.500%, 08/01/2031	1,878	2,156
7.000%, 08/01/2031	1,622	1,635
6.500%, 10/01/2031	10,202	12,058
6.000%, 11/01/2031	14,020	15,980
7.000%, 01/01/2032	18,160	22,125
3.000%, 02/01/2032	4,987,013	5,169,567
3.000%, 02/01/2032	3,727,931	3,856,116
6.000%, 03/01/2032	11,304	12,892
6.500%, 03/01/2032	5,580	6,728
6.500%, 04/01/2032	25,288	29,033
7.000%, 04/01/2032	20,040	24,687
6.500%, 05/01/2032	106,029	121,731
6.000%, 05/01/2032	8,580	9,874
7.000%, 06/01/2032	27,612	34,033
7.000%, 06/01/2032	20,824	22,553
6.500%, 06/01/2032	12,972	14,893
6.500%, 07/01/2032	8,377	9,618
6.000%, 08/01/2032	87,330	101,328
5.500%, 10/01/2032	115,172	131,216
6.500%, 10/01/2032	51,327	58,929
6.000%, 11/01/2032	59,704	68,568
6.000%, 01/01/2033	53,805	61,280
5.500%, 03/01/2033	50,318	57,002
5.500%, 03/01/2033	35,136	39,697
6.000%, 04/01/2033	38,155	43,490
5.000%, 05/01/2033	155,805	173,957
5.000%, 05/01/2033	40,081	44,761
5.000%, 08/01/2033	179,690	200,646
5.500%, 10/01/2033	115,525	130,764
5.000%, 03/01/2034	258,043	288,207
5.500%, 05/01/2034	209,367	238,600
6.000%, 07/01/2034	123,401	141,779
5.500%, 12/01/2034	329,219	375,064
5.500%, 04/01/2035	189,512	215,840
5.000%, 07/01/2035	200,566	222,835
5.500%, 07/01/2035	173,368	195,483
5.000%, 10/01/2035	160,919	179,072
5.000%, 11/01/2035	57,806	64,318
6.000%, 08/01/2036	81,306	92,797
6.000%, 12/01/2037	44,478	50,775
5.500%, 02/01/2038	138,223	155,538
5.500%, 06/01/2038	339,650	382,231
4.500%, 03/01/2039	596,049	659,535
5.000%, 05/01/2039	508,604	566,548
4.500%, 05/01/2039	458,224	504,899
5.000%, 11/01/2039	902,571	1,020,130
4.500%, 01/01/2040	522,995	571,807
4.500%, 09/01/2040	960,666	1,051,540
3.500%, 01/01/2041	1,603,400	1,687,465
4.500%, 04/01/2041	542,454	594,294
5.000%, 05/01/2041	677,142	754,813

	Principal amount	Value
Government Agency Securities (Cont.)
Agency Mortgage-Backed Securities (Cont.)
4.000%, 11/01/2041	$1,710,118	$1,832,958
Government National Mortgage Association
6.000%, 05/15/2017	22,119	22,846
6.500%, 06/15/2028	28,623	33,840
6.000%, 11/15/2028	18,868	21,614
6.500%, 03/15/2029	38,177	45,647
7.000%, 06/15/2029	17,470	17,784
7.500%, 08/20/2030	7,389	9,285
6.000%, 01/15/2032	11,468	13,370
5.500%, 10/15/2033	153,679	174,696
5.000%, 11/20/2033	247,750	278,095
6.000%, 12/20/2033	74,388	86,084
5.500%, 11/15/2038	235,921	266,295
5.000%, 09/15/2039	615,465	688,144
4.500%, 10/15/2039	964,456	1,065,583
5.000%, 12/15/2039	246,032	275,093
4.000%, 09/20/2040	1,974,444	2,119,897
4.500%, 03/20/2041	409,538	446,943
5.000%, 05/20/2041	337,107	378,112

		48,798,910

Agency Notes & Bonds (1.02%)
Federal National Mortgage Association
5.500%, 05/10/2027	5,000,000	5,470,814
7.125%, 01/15/2030	500,000	776,524
Tennessee Valley Authority
1.750%, 10/15/2018	1,500,000	1,528,454

		7,775,792

Total Government Agency Securities
(cost $120,819,839)		125,187,645

U.S. Treasury Obligations (12.55%)
7.500%, 11/15/2016	500,000	556,875
8.125%, 08/15/2019	750,000	970,546
6.875%, 08/15/2025	5,000,000	7,324,220
4.125%, 05/15/2015	1,000,000	1,004,688
2.125%, 05/31/2015	5,000,000	5,015,625
4.250%, 08/15/2015	2,000,000	2,030,782
4.500%, 11/15/2015	10,000,000	10,267,190
4.500%, 02/15/2016	10,000,000	10,368,750
2.625%, 04/30/2016	1,000,000	1,024,844
3.250%, 07/31/2016	2,000,000	2,076,406
3.000%, 08/31/2016	1,000,000	1,036,719
2.750%, 05/31/2017	5,000,000	5,228,125
4.250%, 11/15/2017	12,000,000	13,083,744
3.500%, 02/15/2018	9,000,000	9,675,702
3.875%, 05/15/2018	2,000,000	2,180,939
3.750%, 11/15/2018	17,000,000	18,607,027
2.625%, 08/15/2020	5,000,000	5,298,440

Total U.S. Treasury Obligations
(cost $91,596,528)		95,750,622

56	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2015

(Unaudited)

	Shares	Value
Short-term Investments (1.76%)
JPMorgan U.S. Government Money Market Fund	13,426,312	$13,426,312

Total Short-term Investments
(cost $ 13,426,312)		13,426,312

TOTAL INVESTMENTS (99.36%)
(cost $ 730,521,058)		758,229,267
OTHER ASSETS, NET OF LIABILITIES (0.64%)		4,909,652

NET ASSETS (100.00%)		$763,138,919

(a)	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015, the value of these securities amounted to $5,541,038 or 0.73% of net assets.

(b)	The obligations of these U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corp. (“Freddie Mac”) into conservatorship. The United States Treasury has put in place a set of financing agreements to help ensure that these entities continue to meet their obligations to holders of bonds they have issued or guaranteed.

See accompanying notes to schedules of investments.	57

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2015

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (94.74%)
Alabama (2.43%)
City of Trussville, Alabama, General Obligation Warrants, Series 2006-A (Prerefunded to 10-01-2015 @100) (b)	5.000%	10/01/2022	Aa2	$1,000,000	$1,023,860
City of Tuscaloosa, Alabama, General Obligation Warrants, Series 2010-A	4.750%	07/01/2024	Aa1	1,025,000	1,177,233
City of Madison (Alabama), General Obligation School Warrants, Series 2009	5.250%	02/01/2026	Aa2	500,000	572,945
City of Huntsville, Alabama, General Obligation Warrants, Series 2007-A (Prerefunded to 05-01-2017 @ 100) (b)	4.750%	05/01/2027	Aaa	2,000,000	2,175,900
City of Florence (Alabama), Water and Sewer Revenue Warrants, Series 2011	5.000%	08/15/2028	A1	940,000	1,071,318
City of Athens, Alabama, Electric Revenue Warrants, Series 2015	4.000%	06/01/2029	A+	695,000	732,606
City of Madison (Alabama), General Obligation School Warrants, Series 2009	5.125%	02/01/2030	Aa2	2,305,000	2,603,912
City of Athens, Alabama, Electric Revenue Warrants, Series 2015	4.000%	06/01/2030	A+	720,000	755,474
City of Madison (Alabama), General Obligation School Warrants, Series 2009	5.250%	02/01/2031	Aa2	1,000,000	1,134,690
City of Athens, Alabama, Electric Revenue Warrants, Series 2015	4.250%	06/01/2031	A+	750,000	798,578
City of Athens, Alabama, Electric Revenue Warrants, Series 2015	4.500%	06/01/2032	A+	780,000	842,556

					12,889,072

Alaska (1.17%)
Municipality of Anchorage, Alaska, Senior Lien Electric Revenue Bonds, 2009 Series A (Tax-Exempt)	4.000%	12/01/2020	A+	1,000,000	1,105,940
Municipality of Anchorage, Alaska, Senior Lien Electric Revenue Bonds, 2009 Series A (Tax-Exempt)	5.000%	12/01/2022	A+	2,220,000	2,571,737
Matanuska-Susitna Borough, Alaska, General Obligation School Bonds, 2009 Series A	5.000%	07/01/2029	Aa2	1,035,000	1,182,022
Matanuska-Susitna Borough, Alaska, General Obligation Transportation System Bonds, 2014 Series A	5.000%	08/01/2033	AA+	1,200,000	1,373,592

					6,233,291

Arizona (8.12%)
City of Glendale, Arizona, General Obligation Refunding Bonds, Series 2010	5.000%	07/01/2018	BBB+	1,900,000	2,095,301
Maricopa County, Arizona, Tempe Elementary School District No. 3, School Improvement Bonds, Project of 2005, Series B (2007) (Economically Defeased to 07-01-2017 @ 100) (b)	4.500%	07/01/2021	Aa2	885,000	961,411
Tucson Unified School District No. 1 of Pima County, Arizona, Refunding Bonds, Tax-Exempt Series 2011	5.000%	07/01/2021	Aa2	1,140,000	1,349,076
Tucson Unified School District No. 1 of Pima County, Arizona, School Improvement Bonds, Project of 2004, Series C (2007)	4.500%	07/01/2021	A+	1,300,000	1,399,216
City of Phoenix, Civic Improvement Corporation, Senior Lien Wastewater System Revenue Refunding Bonds, Series 2008	5.500%	07/01/2023	Aa2	1,000,000	1,140,870
Scottsdale Unified School District No. 48 of Maricopa County, Arizona, School Improvement Bonds, Project of 2010, Series B (2012)	4.000%	07/01/2023	AA	1,000,000	1,113,580
Sedona-Oak Creek Joint Unified School District No. 9 of Coconino and Yavapai Counties, Arizona, School Improvement Bonds, Project of 2007, Series B (2009)	5.000%	07/01/2023	A+	1,460,000	1,670,634
Tucson Unified School District No. 1 of Pima County, Arizona, Refunding Bonds, Tax-Exempt Series 2011	5.000%	07/01/2023	Aa2	800,000	951,416
Pima County, Arizona, Sewer System Revenue Obligations, Series 2012A	5.000%	07/01/2024	AA-	1,140,000	1,366,142
Tucson Unified School District No. 1 of Pima County, Arizona, Refunding Bonds, Tax-Exempt Series 2011	4.000%	07/01/2024	Aa2	300,000	330,234
Peoria Unified School District No. 11 of Maricopa County, Arizona, Refunding Bonds, Series 2012	4.000%	07/01/2025	Aa3	1,500,000	1,670,100
Phoenix Union High School District No. 210 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011, Tax-Exempt Series A (2012)	4.000%	07/01/2025	Aa2	1,100,000	1,207,041
Pima County, Arizona, Sewer System Revenue Obligations, Series 2012A	5.000%	07/01/2025	AA-	2,000,000	2,384,860
Scottsdale Unified School District No. 48 of Maricopa County, Arizona, School Improvement Bonds, Project of 2010, Series B (2012)	4.250%	07/01/2025	AA	2,000,000	2,240,120
Phoenix Union High School District No. 210 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011, Tax-Exempt Series A (2012)	4.000%	07/01/2026	Aa2	500,000	546,920
Pima County, Arizona, General Obligation Bonds, Series 2012A	4.000%	07/01/2026	AA-	2,015,000	2,243,501
Pima County, Arizona, Sewer System Revenue Obligations, Series 2012A	5.000%	07/01/2026	AA-	1,725,000	2,046,764
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series B (2009) (Bank Qualified)	5.000%	07/01/2027	A+	2,000,000	2,276,160

58	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2015

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Arizona (Cont.)
City of Phoenix, Arizona, Various Purpose General Obligation Bonds, Series 2012A	4.000%	07/01/2027	Aa1	$2,000,000	$2,200,180
Pima County, Arizona, Sewer System Revenue Obligations, Series 2012A	5.000%	07/01/2027	AA-	1,000,000	1,177,000
Pinal County Community College District of Pinal County, Arizona, General Obligation Bonds, Project of 2008, Series B (2012)	4.500%	07/01/2027	AA-	2,480,000	2,787,545
Paradise Valley Unified School District No. 69 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011 Series A (2012)	4.000%	07/01/2028	Aa2	4,165,000	4,524,315
Pima County, Arizona, General Obligation Bonds, Series 2013A	4.000%	07/01/2028	AA-	3,000,000	3,269,970
Paradise Valley Unified School District No. 69 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011 Series A (2012)	4.000%	07/01/2029	Aa2	2,000,000	2,161,600

					43,113,956

Arkansas (3.44%)
Beaver Water District of Benton and Washington Counties, Arkansas, Water Refunding Revenue Bonds, Series 2010	4.000%	11/15/2021	AA+	1,000,000	1,131,290
Board of Trustees of the University of Arkansas, Various Facility Revenue Bonds, (Fayetteville Campus), Refunding Series 2015A	3.000%	11/01/2023	Aa2	1,000,000	1,066,250
Springdale School District No. 50 of Washington County, Arkansas Refunding and Construction Bonds, Series A	4.250%	06/01/2027	Aa2	1,500,000	1,600,230
Cabot School District No. 4 of Lonoke County, Arkansas, Refunding Bonds	3.500%	02/01/2028	NR	655,000	665,356
State of Arkansas, Higher Education General Obligation Bonds, Refunding Series 2015	4.000%	06/01/2029	AA	5,605,000	6,120,940
Board of Trustees of the University of Arkansas, Various Facility Revenue Bonds (Fayetteville Campus), Series 2012B	5.000%	11/01/2029	Aa2	1,935,000	2,274,418
Rogers School District No. 30 of Benton County, Arkansas Refunding Bonds	4.000%	02/01/2030	NR	1,000,000	1,039,780
Rogers School District No. 30 of Benton County, Arkansas Refunding Bonds	4.000%	02/01/2031	NR	1,395,000	1,452,404
City of Little Rock, Arkansas, Sewer Refunding Revenue Bonds, Series 2015	5.000%	10/01/2033	Aa3	2,500,000	2,910,225

					18,260,893

California (3.16%)
Grossmont Healthcare District, San Diego County, California, General Obligation Bonds, 2006 Election, 2007 Series A	5.000%	07/15/2020	Aa2	900,000	987,498
City of Napa (Napa County California) Water Revenue Bonds, Series 2007 (Water System Improvement Projects)	4.500%	05/01/2022	AA-	560,000	601,042
Santa Barbara County, California, Santa Barbara Schools Financing Authority, 2007 General Obligation Revenue Bonds, Series B	4.750%	08/01/2024	Aa3	1,000,000	1,087,510
Desert Water Agency Financing Corporation (Water System Improvement Project) Series 2007	4.750%	05/01/2025	AA	885,000	977,660
Yosemite Community College District, (Stanislaus, Tuolumne, Calaveras, San Joaquin, Santa Clara and Merced Counties, California), Tax-Exempt General Obligation Bonds, Election of 2004, Series 2005A	5.000%	08/01/2025	AA-	210,000	213,182
Yosemite Community College District, (Stanislaus, Tuolumne, Calaveras, San Joaquin, Santa Clara and Merced Counties, California), Tax-Exempt General Obligation Bonds, Election of 2004, Series 2005A (Prerefunded to 08-01-2015 @ 100) (b)	5.000%	08/01/2025	Aa2	985,000	1,000,583
State of California, Various Purpose General Obligation Bonds	5.500%	03/01/2026	A+	1,300,000	1,464,151
Desert Water Agency Financing Corporation (Water System Improvement Project) Series 2007	4.750%	05/01/2026	AA	930,000	1,026,190
Marin Community College District, (Marin County, California), Election of 2004 General Obligation Bonds, Series C	4.250%	08/01/2027	AA	1,440,000	1,647,965
Atascadero Unified School District, (San Luis Obispo County, California) General Obligation Bonds, 2010 Election, Series B	5.000%	08/01/2029	Aa3	1,395,000	1,647,662
Ventura County Community College District (Ventura County, California) Election of 2002 General Obligation Bonds, Series C (Prerefunded to 08-01-2018 @ 100) (b)	5.500%	08/01/2029	Aa2	1,000,000	1,151,530
Santa Clara Unified School District, (Santa Clara County, California), General Obligation Bonds, Election of 2004, Series 2008	5.000%	07/01/2030	AA	1,000,000	1,052,950
Atascadero Unified School District, (San Luis Obispo County, California) General Obligation Bonds, 2010 Election, Series B	5.000%	08/01/2030	Aa3	1,000,000	1,173,950
Palomar Community College District, (San Diego County, California), 2015 General Obligation Refunding Bonds	5.000%	05/01/2031	AA-	1,500,000	1,786,335

See accompanying notes to schedules of investments.	59

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2015

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
California (Cont.)
Atascadero Unified School District, (San Luis Obispo County, California) General Obligation Bonds, 2010 Election, Series B	5.000%	08/01/2031	Aa3	$840,000	$981,624

					16,799,832

Colorado (1.84%)
City of Colorado Springs, Colorado, Utilities System Subordinate Lien Improvement Revenue Bonds, Series 2005B (Prerefunded to 11-15-2015 @ 100) (b)	4.750%	11/15/2022	Aa2	250,000	257,052
El Paso County School District No. 20 (Academy), El Paso County, Colorado, General Obligation Refunding Bonds, Series 2012	4.000%	12/15/2022	Aa2	1,000,000	1,119,340
Cherry Creek School District No. 5, (Arapahoe County, Colorado), General Obligation Bonds, Series 2012B	3.000%	12/15/2024	AA	965,000	1,014,437
El Paso County School District No. 20 (Academy), El Paso County, Colorado, General Obligation Refunding Bonds, Series 2012	4.000%	12/15/2024	Aa2	1,350,000	1,493,316
El Paso County School District No. 20 (Academy), El Paso County, Colorado, General Obligation Refunding Bonds, Series 2015	2.500%	12/15/2024	Aa2	1,230,000	1,254,465
Jefferson County School District No. R-1, (in Jefferson and Broomfield Counties, Colorado), General Obligation Refunding Bonds, Series 2012	3.500%	12/15/2024	AA-	395,000	435,784
Cherry Creek School District No. 5, (Arapahoe County, Colorado), General Obligation Bonds, Series 2009	5.000%	12/15/2025	AA	1,185,000	1,354,040
El Paso County School District No. 20 (Academy), El Paso County, Colorado, General Obligation Refunding Bonds, Series 2012	4.000%	12/15/2025	Aa2	1,385,000	1,520,301
City and County of Denver, Colorado, Master Resolution Water Revenue Bonds, Series 2012A	4.000%	12/15/2026	Aaa	1,230,000	1,336,801

					9,785,536

Connecticut (1.07%)
Town of New Canaan, Connecticut, General Obligation Refunding Bonds, Series C	4.000%	04/01/2021	Aaa	1,010,000	1,106,112
Town of Darien, Connecticut, General Obligation Refunding Bonds, Issue of 2012, Series B	2.000%	08/01/2022	Aaa	850,000	852,558
Town of New Canaan, Connecticut, General Obligation Refunding Bonds, Issue of 2010, Series A	4.000%	06/15/2023	Aaa	1,230,000	1,326,260
Town of Bethel, Connecticut, General Obligation Bonds, Issue of 2009, Series A	4.000%	11/15/2026	AAA	950,000	993,482
Town of Bethel, Connecticut, General Obligation Sewer Bonds, Issue of 2009, Series B	4.000%	11/15/2026	AAA	620,000	648,377
City of Stamford, Connecticut, General Obligation Bonds, Issue of 2013	3.000%	02/01/2029	Aa1	750,000	756,375

					5,683,164

Delaware (0.68%)
New Castle County, Delaware, General Obligation Bonds, Series 2012B	4.000%	07/15/2026	Aaa	2,045,000	2,289,705
The City of Wilmington, Delaware, General Obligation Bonds, Series of 2008A (Prerefunded to 12-01-2018 @ 100) (b)	5.000%	12/01/2028	Aa2	1,120,000	1,278,469
The City of Wilmington, Delaware, General Obligation Bonds, Series of 2008A	5.000%	12/01/2028	Aa2	50,000	56,482

					3,624,656

Florida (3.43%)
State of Florida, Department of Transportation, Turnpike Revenue Bonds, Series 2006A	4.200%	07/01/2021	Aa3	1,500,000	1,577,670
JEA Florida, Electric System Revenue Bonds, Series Three D-1	4.000%	10/01/2021	AA-	1,000,000	1,016,710
City of Fort Lauderdale, Florida, Water and Sewer Revenue Bonds, Series 2010	4.000%	03/01/2023	Aa1	765,000	842,540
State of Florida, Department of Transportation, Turnpike Revenue Bonds, Series 2010B	5.000%	07/01/2024	Aa3	3,130,000	3,690,270
City of Winter Park, Florida, Water and Sewer Refunding and Improvement Revenue Bonds, Series 2009	4.250%	12/01/2024	AA-	1,000,000	1,107,160
Tohopekaliga Water Authority, Utility System Revenue Refunding Bonds, Series 2011A	5.000%	10/01/2026	Aa2	400,000	476,772
Coral Springs Improvement District, Subordinate Water and Sewer Revenue Bonds, Series 2007	4.500%	06/01/2027	NR	1,000,000	1,062,880
City of Tallahassee, Florida, Consolidated Utility Systems Revenue Bonds, Series 2007	5.000%	10/01/2027	Aa1	1,700,000	1,870,663
State of Florida, State Board of Education, Public Education Capital Outlay Bonds, 2004 Series C	4.750%	06/01/2029	AAA	1,205,000	1,225,569

60	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2015

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Florida (Cont.)
State of Florida, State Board of Education, Public Education Capital Outlay Bonds, 2004 Series C (Economically Defeased to 06-01-2015 @ 101) (b)	4.750%	06/01/2029	NR	$795,000	$808,674
Palm Beach County, Florida, Water and Sewer Revenue Refunding Bonds, Series 2013	5.000%	10/01/2029	Aaa	1,750,000	2,133,828
Palm Beach County, Florida, Water and Sewer Revenue Refunding Bonds, Series 2013	5.000%	10/01/2030	Aaa	1,960,000	2,378,009

					18,190,745

Georgia (1.18%)
Upper Oconee Basin Water Authority, Georgia, Revenue Refunding Bonds, Series 2005	5.000%	07/01/2023	Aa2	1,000,000	1,011,400
Cherokee County Water and Sewerage Authority (Georgia), Water and Sewerage Revenue Bonds, Series 2010	4.000%	08/01/2023	Aa2	320,000	355,261
Fulton County, Georgia, Water and Sewerage Revenue Refunding Bonds, Series 2011	5.000%	01/01/2025	Aa3	2,000,000	2,345,360
Spalding County Water and Sewerage Facilities Authority (Georgia), Revenue Bonds, Series 2008 (Prerefunded to 09-01-2018 @ 100) (b)	6.125%	09/01/2028	A1	1,000,000	1,173,970
Fayette County, Georgia, Water Revenue Bonds, Series 2009	4.750%	10/01/2029	Aa2	1,205,000	1,371,218

					6,257,209

Hawaii (0.44%)
State of Hawaii, Highway Revenue Bonds, Series 2008	6.000%	01/01/2029	Aa2	2,000,000	2,332,040

Idaho (1.06%)
School District No. 271 (Coeur d’Alene), Kootenai County, State of Idaho, General Obligation Bonds, Series 2012B	4.000%	09/15/2022	Aa2	2,280,000	2,582,032
Independent School District of Boise City, Ada and Boise Counties, Idaho, General Obligation Bonds, Series 2007 (Prerefunded to 08-01-2017 @ 100) (b)	4.750%	08/01/2024	AA	1,430,000	1,566,265
Bonneville County, State of Idaho, School District No. 91 (Idaho Falls), General Obligation Bonds, Series 2012A	5.000%	09/15/2028	Aa3	1,220,000	1,463,488

					5,611,785

Illinois (0.93%)
The Illinois State Toll Highway Authority, Toll Highway Senior Priority Revenue Bonds, 2005 Series A (Prerefunded to 07-01-2015 @ 100) (b)	4.125%	01/01/2020	Aa3	4,900,000	4,947,922

Indiana (0.24%)
City of Fort Wayne, Indiana, Sewage Works Revenue Bonds of 2010	4.500%	08/01/2025	Aa3	1,000,000	1,133,840
Indiana Housing and Community Development Authority, Single Family Mortgage Revenue Bonds, 2008 Series A	6.250%	07/01/2033	Aaa	110,000	110,496

					1,244,336

Iowa (2.17%)
City of Des Moines, Iowa, General Obligation Refunding Bonds, Series 2010B, (Urban Renewal)	4.000%	06/01/2021	Aa2	350,000	378,528
Board of Regents, State of Iowa, Academic Building Revenue Bonds, Series S.U.I. 2012 (The State University of Iowa)	3.000%	07/01/2022	AA	1,510,000	1,620,834
City of Des Moines, Iowa, General Obligation Refunding Bonds, Series 2010B, (Urban Renewal)	4.000%	06/01/2023	Aa2	1,410,000	1,520,389
City of Des Moines, Iowa, General Obligation Bonds, Series 2008D	4.250%	06/01/2025	Aa2	1,015,000	1,055,336
Board of Regents, State of Iowa, Academic Building Revenue Bonds, Series S.U.I. 2008 (The State University of Iowa)	4.750%	07/01/2028	AA	1,785,000	1,978,191
Ankeny Community School District, Polk County, Iowa, General Obligation School Bonds, Series 2009 (Crossover Refunding to 06-01-2017 @ 100) (b)	5.000%	06/01/2029	Aa3	1,270,000	1,389,215
Des Moines Metropolitan, Wastewater Reclamation Authority, Sewer Revenue Refunding Bonds, Series 2013B	4.000%	06/01/2030	Aa3	3,400,000	3,587,680

					11,530,173

Kansas (1.98%)
Unified School District No. 512, Johnson County, Kansas, (Shawnee Mission), General Obligation Refunding Bonds, Series 2012-A	2.000%	10/01/2022	Aaa	4,065,000	4,105,162

See accompanying notes to schedules of investments.	61

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2015

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Kansas (Cont.)
Johnson County, Kansas, Internal Improvement Bonds, Series 2008A	4.750%	09/01/2027	Aaa	$1,840,000	$2,063,689
Johnson County, Kansas, Internal Improvement Bonds, Series 2008A	4.750%	09/01/2028	Aaa	2,460,000	2,753,798
City of Wichita, Kansas, Water and Sewer Utility Revenue Bonds, Series 2009A	5.000%	10/01/2030	AA-	1,400,000	1,599,752

					10,522,401

Kentucky (1.54%)
Boone-Florence Water Commission (Kentucky), Water Supply System Refunding Revenue Bonds, Series 2010	3.250%	12/01/2019	Aa3	110,000	118,684
Northern Kentucky University, General Receipts Bonds, 2007 Series A	4.300%	09/01/2025	A1	2,700,000	2,894,967
Louisville/Jefferson County Metro Government, General Obligation Bonds, Series 2006A (Prerefunded to 11-01-2016 @ 100) (b)	4.250%	11/01/2025	Aa1	1,000,000	1,062,130
Northern Kentucky University, General Receipts Bonds, 2007 Series A	4.300%	09/01/2026	A1	2,545,000	2,721,852
Northern Kentucky Water District Revenue Bonds, 2013 Series A	4.125%	02/01/2031	Aa3	1,255,000	1,348,736

					8,146,369

Louisiana (0.05%)
Parish-Wide School District of Ascension Parish, Louisiana, General Obligation School Bonds, Series 2013	3.000%	03/01/2025	AA	260,000	274,430

Maine (0.17%)
Town of Gorham, Maine, 2012 General Obligation Refunding Bonds	4.000%	11/01/2022	Aa2	815,000	920,404

Maryland (1.14%)
Howard County, Maryland, Consolidated Public Improvement Bonds, 2012 Series A	4.000%	02/15/2023	Aaa	1,845,000	2,060,312
Washington Suburban Sanitary District, Maryland, Water Supply Bonds of 2005 (Prerefunded to 06-01-2015 @ 100) (b)	5.000%	06/01/2023	Aaa	1,000,000	1,007,860
Howard County, Maryland, Metropolitan District Bonds, 2012 Series A	4.000%	02/15/2032	Aaa	2,790,000	2,989,513

					6,057,685

Massachusetts (1.00%)
Town of Carlisle, Massachusetts, General Obligation Municipal Purpose Loan of 2012 Bonds, Unlimited Tax	3.000%	11/15/2025	Aa1	465,000	480,294
Town of Carlisle, Massachusetts, General Obligation Municipal Purpose Loan of 2012 Bonds, Unlimited Tax	3.000%	11/15/2026	Aa1	215,000	220,136
Town of Carlisle, Massachusetts, General Obligation Municipal Purpose Loan of 2012 Bonds, Unlimited Tax	3.000%	11/15/2027	Aa1	190,000	192,649
Town of Georgetown, Massachusetts, General Obligation School Bonds	4.000%	05/01/2031	Aa2	900,000	958,707
The Commonwealth of Massachusetts, General Obligation Bonds, Consolidated Loan of 2014, Series A	5.000%	12/01/2034	Aa1	1,000,000	1,159,630
The Commonwealth of Massachusetts, Commonwealth Transportation Fund Revenue Bonds, (Accelerated Bridge Program), 2013 Series A	5.000%	06/01/2035	Aaa	2,000,000	2,318,060

					5,329,476

Michigan (5.02%)
Traverse City Area Public Schools, Counties of Grand Traverse, Leelanau and Benzie, State of Michigan, 2010 School Building and Site Bonds (General Obligation - Unlimited Tax)	3.500%	05/01/2020	AA-	1,000,000	1,086,050
City of Petoskey, County of Emmet, State of Michigan, Water Supply and Sewage Disposal System Revenue and Revenue Refunding Bonds, Series 2011	5.000%	02/01/2023	AA-	720,000	839,534
City of Petoskey, County of Emmet, State of Michigan, Water Supply and Sewage Disposal System Revenue and Revenue Refunding Bonds, Series 2011	5.000%	02/01/2024	AA-	225,000	262,220
East Grand Rapids Public Schools, County of Kent, State of Michigan, 2012 Refunding Bonds, (General Obligation - Unlimited Tax)	4.000%	05/01/2024	A+	1,625,000	1,759,696
Forest Hills Public Schools County of Kent, State of Michigan, 2007 School Building and Site Bonds (General Obligation - Unlimited Tax)	4.750%	05/01/2024	Aa2	1,000,000	1,079,930
Howell Public Schools, County of Livingston, State of Michigan, 2012 Refunding Bonds, (General Obligation - Unlimited Tax)	4.250%	05/01/2025	A+	2,760,000	3,059,846

62	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2015

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Michigan (Cont.)
East Grand Rapids Public Schools, County of Kent, State of Michigan, 2012 Refunding Bonds, (General Obligation - Unlimited Tax)	4.000%	05/01/2027	A+	$1,600,000	$1,692,464
Plymouth-Canton Community Schools, Counties of Wayne and Washtenaw, State of Michigan, 2012 Refunding Bonds, Series A, (General Obligation - Unlimited Tax)	4.000%	05/01/2027	Aa2	4,240,000	4,544,517
Birmingham Public Schools, County of Oakland, State of Michigan, 2013 Refunding Bonds, (General Obligation - Unlimited Tax)	4.000%	05/01/2029	AA+	3,545,000	3,861,001
East Grand Rapids Public Schools, County of Kent, State of Michigan, 2014 Refunding Bonds, Series A	5.000%	05/01/2029	A+	1,000,000	1,167,260
East Grand Rapids Public Schools, County of Kent, State of Michigan, 2014 Refunding Bonds, Series A	5.000%	05/01/2030	A+	750,000	871,552
East Grand Rapids Public Schools, County of Kent, State of Michigan, 2014 Refunding Bonds, Series A	5.000%	05/01/2031	A+	1,000,000	1,157,760
Mattawan Consolidated School, Counties of Van Buren and Kalamazoo, State of Michigan, 2015 School Building and Site Bonds, Series I, (General Obligation - Unlimited Tax)	5.000%	05/01/2031	A+	1,000,000	1,161,360
Plymouth-Canton Community Schools, Counties of Wayne and Washtenaw, State of Michigan, 2013 School Building and Site Bonds, Series A, (General Obligation - Unlimited Tax)	4.000%	05/01/2032	A+	2,900,000	3,051,148
Plymouth-Canton Community Schools, Counties of Wayne and Washtenaw, State of Michigan, 2013 School Building and Site Bonds, Series A, (General Obligation - Unlimited Tax)	4.000%	05/01/2033	A+	1,000,000	1,049,220

					26,643,558

Minnesota (0.85%)
State of Minnesota, General Obligation State Various Purpose Bonds, Series 2009H	4.500%	11/01/2024	Aa1	1,000,000	1,140,550
City of Rochester, Minnesota, General Obligation Waste Water Revenue Refunding Bonds, Series 2012A	4.000%	02/01/2026	Aaa	2,500,000	2,800,275
Independent School District No. 276, Minnetonka, Minnesota, General Obligation Refunding Bonds, Series 2013H	4.000%	02/01/2026	Aaa	500,000	561,645

					4,502,470

Mississippi (0.75%)
Mississippi Development Bank, Special Obligation Bonds, Series 2010A, (City of Jackson, Mississippi General Obligation Refunding Project)	5.000%	03/01/2020	AA-	1,000,000	1,143,680
Mississippi Development Bank, Special Obligation Bonds, Series 2010A, (City of Jackson, Mississippi General Obligation Refunding Project)	5.000%	03/01/2021	AA-	1,000,000	1,165,100
Madison County School District, Madison County, Mississippi, General Obligation Refunding Bonds, Series 2012	4.000%	04/15/2023	AA-	1,480,000	1,679,312

					3,988,092

Missouri (1.81%)
Missouri State Improvement and Energy Water Pollution Revenue, Series 2000B	5.625%	07/01/2016	Aaa	500,000	502,115
Parkway C-2 School District, St. Louis County, Missouri, General Obligation Refunding and Improvement Bonds, Series 2009 (Prerefunded to 03-01-2019 @ 100) (b)	4.625%	03/01/2025	AAA	1,000,000	1,135,810
School District of the City of Ladue, St. Louis County, Missouri, General Obligation Refunding and Improvement Bonds, Series 2007	5.000%	03/01/2025	AAA	440,000	476,744
School District of the City of Ladue, St. Louis County, Missouri, General Obligation Refunding and Improvement Bonds, Series 2007 (Crossover Refunding to 03-01-2017 @ 100) (b)	5.000%	03/01/2025	NR	560,000	601,961
The School District of Columbia, Boone County, State of Missouri, General Obligation Refunding and Improvement Bonds, Series 2012	4.000%	03/01/2026	Aa1	2,490,000	2,757,028
Joplin Schools, Joplin, Missouri, General Obligation School Building Bonds, (Missouri Direct Deposit Program), Series 2012	4.000%	03/01/2028	A+	2,750,000	2,953,968
The School District of Springfield R-XII, Springfield, Missouri, General Obligation School Building Bonds, (Missouri Direct Deposit Program), Series 2013	5.000%	03/01/2032	AA	1,000,000	1,155,740

					9,583,366

See accompanying notes to schedules of investments.	63

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2015

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Montana (0.44%)
State of Montana, General Obligation Bonds, (Drinking Water State Revolving Fund Program), Series 2005F	4.750%	07/15/2018	AA	$315,000	$318,963
School District No. 7 (Bozeman), Gallatin County, Montana, General Obligation School Building Bonds, Series 2013	4.000%	06/01/2023	Aa2	380,000	427,173
City of Billings, Montana, General Obligation Bonds, Series 2012	4.000%	07/01/2026	Aa2	265,000	293,535
City of Billings, Montana, General Obligation Bonds, Series 2012	4.000%	07/01/2027	Aa2	525,000	577,957
City of Billings, Montana, General Obligation Bonds, Series 2012	4.000%	07/01/2028	Aa2	655,000	714,644

					2,332,272

Nebraska (1.80%)
Douglas County School District 0010, (Elkhorn Public Schools), General Obligation Refunding Bonds, Series 2011	4.000%	12/15/2021	AA-	1,140,000	1,292,042
Douglas County School District 0010, (Elkhorn Public Schools), General Obligation Refunding Bonds, Series 2011	5.000%	12/15/2027	AA-	1,850,000	2,195,932
Omaha Public Power District (Nebraska) Electric System Revenue Bonds, 2008 Series A (Prerefunded to 02-01-2018 @ 100) (b)	5.500%	02/01/2028	Aa2	1,500,000	1,693,560
Douglas County School District 0010, (Elkhorn Public Schools), General Obligation Bonds, Series 2012B	4.000%	01/15/2030	AA-	1,930,000	2,034,124
Hall County School District 0002, In the State of Nebraska, (Grand Island Public Schools), General Obligation Bonds, Series 2014	5.000%	12/15/2032	AA-	2,000,000	2,341,500

					9,557,158

New Hampshire (0.10%)
New Hampshire Municipal Bond Bank, 2007 Series B Bonds (Prerefunded to 08-15-2017 @ 100) (b)	4.750%	08/15/2024	Aa3	500,000	548,435

New Jersey (3.88%)
Passaic Valley Sewer Commissioners, State of New Jersey, Sewer System Bonds, Series F	5.000%	12/01/2018	A2	1,300,000	1,304,303
The Board of Education of the Township of South Brunswick in the County of Middlesex, New Jersey, Refunding School Bonds	3.000%	12/01/2021	AA+	580,000	616,697
Middlesex County Improvement Authority, (County of Middlesex, State of New Jersey), County-Guaranteed Open Space Trust Fund Revenue Bonds, Series 2009A	4.000%	12/15/2021	Aa2	1,205,000	1,346,768
The Board of Education of the Township of South Brunswick in the County of Middlesex, New Jersey, Refunding School Bonds	4.000%	12/01/2023	AA+	175,000	195,492
The County of Morris, New Jersey, General Obligation Bonds, Series 2012 B	2.000%	12/15/2023	Aaa	215,000	218,651
The Board of Education of the Borough of Haddon Heights in the County of Camden, New Jersey, Refunding School Bonds	3.000%	01/01/2024	AA-	715,000	763,348
The Board of Education of the Warren Hills Regional School District in the County of Warren, New Jersey, Refunding School Bonds, Series 2012	4.000%	02/15/2024	AA	1,390,000	1,520,632
Township of Parsippany-Troy Hills, In the County of Morris, New Jersey, General Obligation Refunding Bonds, Series 2012	4.000%	07/15/2024	AA	370,000	412,957
The Board of Education of the Township of North Brunswick in the County of Middlesex, New Jersey, Refunding School Bonds	4.250%	01/15/2025	AA	2,200,000	2,431,286
Township of Parsippany-Troy Hills, In the County of Morris, New Jersey, General Obligation Refunding Bonds, Series 2012	4.000%	07/15/2025	AA	1,390,000	1,535,658
The Board of Education of the Warren Hills Regional School District in the County of Warren, New Jersey, Refunding School Bonds, Series 2012	4.000%	02/15/2026	AA	1,485,000	1,607,988
The Board of Education of the Township of Bernards in the County of Somerset, New Jersey, Refunding School Bonds, Series 2013	4.000%	07/15/2026	AAA	850,000	946,764
Refunding School Bonds, Series 2012 B, The Board of Education of the Borough of Madison, in the County of Morris, New Jersey	4.000%	12/15/2026	AA	1,440,000	1,595,563
The Board of Education of the Somerset Hills School District in the County of Somerset, New Jersey, Refunding School Bonds, Series 2012	4.000%	03/15/2027	Aa1	1,110,000	1,212,531
The Board of Education of the Township of Wyckoff in the County of Bergen, New Jersey, Refunding School Bonds	4.000%	04/01/2027	AA+	1,415,000	1,558,099
The Board of Education of the Township of Bernards in the County of Somerset, New Jersey, Refunding School Bonds, Series 2013	4.000%	07/15/2027	AAA	630,000	696,257

64	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2015

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
New Jersey (Cont.)
Refunding School Bonds, Series 2012 B, The Board of Education of the Borough of Madison, in the County of Morris, New Jersey	4.000%	12/15/2027	AA	$1,495,000	$1,634,558
The Board of Education of the Somerset Hills School District in the County of Somerset, New Jersey, Refunding School Bonds, Series 2012	4.000%	03/15/2028	Aa1	920,000	996,443

					20,593,995

New Mexico (1.71%)
Santa Fe Public School District, Santa Fe County, New Mexico, General Obligation Bonds, Series 2012	3.000%	08/01/2022	AA	1,750,000	1,847,772
Las Cruces School District No. 2, General Obligation School Building Bonds, Series 2011A	4.000%	08/01/2023	Aa3	1,700,000	1,854,564
Albuquerque Bernalillo County Water Utility Authority, Joint Water and Sewer System Improvement Revenue Bonds, Series 2005 (Prerefunded to 07-01-2015 @ 100) (b)	4.400%	07/01/2024	Aa2	1,000,000	1,010,329
City of Albuquerque, New Mexico, General Obligation General Purpose Bonds, Series 2012A	4.000%	07/01/2024	Aa1	2,500,000	2,731,700
City of Santa Fe, New Mexico, Water Utility System / Capital Outlay Gross Receipts Tax Revenue Bonds, Series 2009A (Tax-Exempt)	5.000%	06/01/2025	AA+	470,000	540,622
Albuquerque Bernalillo County Water Utility Authority, Joint Water and Sewer System Improvement Revenue Bonds, Series 2008A (Prerefunded to 07-01-2018 @ 100) (b)	5.000%	07/01/2030	Aa2	1,000,000	1,113,780

					9,098,767

New York (2.57%)
New York State Thruway Authority, Second General Highway and Bridge Trust Fund Bonds, Series 2005B	5.000%	04/01/2021	AA	865,000	885,466
New York State Thruway Authority, Second General Highway and Bridge Trust Fund Bonds, Series 2005B (Prerefunded to 10-01-2015 @ 100) (b)	5.000%	04/01/2021	NR	135,000	138,187
County of Saratoga, New York, Public Improvement (Serial) Bonds, Series 2010B	4.000%	07/15/2021	AA	430,000	458,337
County of Suffolk, New York, Public Improvement Serial Bonds - 2009 Series C	4.000%	10/15/2021	A3	1,000,000	1,095,190
East Hampton Union Free School District, Suffolk County, New York, School District Serial Bonds - 2009	4.000%	06/15/2022	Aa1	1,285,000	1,409,529
Miller Place Union Free School District in the Town of Brookhaven, Suffolk County, New York, School District Serial Bonds - 2010	4.000%	02/15/2025	Aa2	685,000	728,367
County of Saratoga, New York, Public Improvement (Serial) Bonds, Series 2010B	4.000%	07/15/2025	AA	510,000	539,463
County of Suffolk, New York, Public Improvement Serial Bonds - 2008 Series B	5.000%	11/01/2027	A3	1,000,000	1,120,080
The Port Authority of New York and New Jersey Consolidated Bonds, One Hundred Fifty-Third Series	4.750%	07/15/2030	Aa3	1,000,000	1,098,990
County of Saratoga, New York, General Obligations, Public Improvement (Serial) Bonds, Series 2009A	4.750%	07/15/2031	Aa2	950,000	1,041,894
County of Saratoga, New York, General Obligations, Public Improvement (Serial) Bonds, Series 2009A	4.750%	07/15/2032	Aa2	995,000	1,089,246
The Port Authority of New York and New Jersey Consolidated Bonds, One Hundred Seventy-Ninth Series	5.000%	12/01/2032	Aa3	1,000,000	1,166,450
New York City, Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2014 Series DD	5.000%	06/15/2035	Aa2	2,500,000	2,892,750

					13,663,949

North Carolina (3.07%)
City of Fayetteville, North Carolina, Public Works Commission, Revenue Refunding Bonds, Series 2009A	5.000%	03/01/2024	Aa2	1,355,000	1,548,900
County of Wake, North Carolina, General Obligation Public Improvement Bonds, Series 2011	4.000%	04/01/2024	Aaa	2,000,000	2,240,180
City of Charlotte, North Carolina, General Obligation Refunding Bonds, Series 2009B	4.000%	06/01/2024	Aaa	1,265,000	1,388,628
State of North Carolina, General Obligation Public Improvement Bonds, Series 2010A	4.000%	05/01/2026	Aaa	1,000,000	1,108,680
City of Charlotte, North Carolina, Water and Sewer System Revenue Bonds, Series 2009B	4.250%	07/01/2026	Aaa	1,500,000	1,691,910
City of Asheville, North Carolina, Water System Revenue Bonds, Series 2007	4.750%	08/01/2026	Aa2	195,000	211,639
City of Raleigh, North Carolina, General Obligation Public Improvement Bonds, Series 2012B	4.000%	04/01/2027	Aaa	4,000,000	4,425,640
City of Charlotte, North Carolina, Water and Sewer System Revenue Bonds, Series 2009B	5.000%	07/01/2027	Aaa	1,500,000	1,767,120

See accompanying notes to schedules of investments.	65

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2015

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
North Carolina (Cont.)
City of Asheville, North Carolina, Water System Revenue Bonds, Series 2007	4.750%	08/01/2027	Aa2	$300,000	$324,948
City of Durham, North Carolina, General Obligation Bonds, Series 2012A	3.000%	07/01/2028	Aaa	455,000	464,810
City of Charlotte, North Carolina, Water and Sewer System Revenue Bonds, Series 2008	5.000%	07/01/2038	Aaa	1,000,000	1,100,050

					16,272,505

North Dakota (0.27%)
West Fargo Public School District No. 6, Cass County, North Dakota, General Obligation School Building Bonds, Series 2011	4.000%	05/01/2026	Aa3	1,300,000	1,403,077

Ohio (3.77%)
Board of Education Indian Hill Exempted Village School District, County of Hamilton, Ohio, School Improvement Refunding Bonds, Series 2006	4.375%	12/01/2022	Aaa	750,000	796,748
Board of Education, City School District of the City of Cincinnati, County of Hamilton, Ohio, Classroom Facilities Construction and Improvement Refunding Bonds, Series 2006 (Voted General Obligation Unlimited Tax)	5.250%	12/01/2022	AA-	1,000,000	1,228,160
Columbus City School District, Franklin County, Ohio, School Facilities Construction and Improvement Bonds, Series 2009-B (General Obligation - Unlimited Tax) (Prerefunded to 12-01-2019 @ 100) (b)	5.000%	12/01/2023	Aa2	1,000,000	1,169,270
State of Ohio, Common Schools General Obligation Bonds, Series 2006D (Prerefunded to 03-15-2016 @ 100) (b)	4.300%	09/15/2025	Aa1	2,500,000	2,596,250
South-Western City School District, Franklin and Pickaway Counties, Ohio, School Facilities Construction and Improvement Bonds, Series 2012 (General Obligation - Unlimited Tax)	4.000%	12/01/2025	AA-	1,315,000	1,443,423
Miami University, (A State University of Ohio), General Receipts Revenue and Refunding Bonds, Series 2011	5.000%	09/01/2026	Aa3	1,000,000	1,164,400
City of Columbus, Ohio, General Obligation Bonds, Various Purpose Unlimited Tax Bonds, Series 2012A	4.000%	02/15/2027	Aaa	1,500,000	1,663,110
Plain Local School District (Stark County), Ohio, General Obligation (Unlimited Tax), School Improvement Refunding Bonds, Series 2011A	4.500%	11/01/2027	AA-	2,000,000	2,229,360
City of Cincinnati, Ohio, Water System Revenue Bonds, Series 2012A	4.000%	12/01/2028	Aaa	2,520,000	2,773,310
Olentangy Local School District, Delaware and Franklin Counties, Ohio, Refunding Bonds, Series 2013B, (Tax-Exempt), (General Obligation-Unlimited Tax)	4.000%	12/01/2028	Aa1	1,870,000	2,028,931
Olentangy Local School District, Delaware and Franklin Counties, Ohio, Refunding Bonds, Series 2013B, (Tax-Exempt), (General Obligation-Unlimited Tax)	4.000%	12/01/2029	Aa1	1,680,000	1,811,947
Fairfield City School District, County of Butler, Ohio, School Improvement Unlimited Tax, General Obligation Bonds, Series 2014	5.000%	11/01/2031	Aa3	960,000	1,108,042

					20,012,951

Oklahoma (1.44%)
City of Tulsa, Oklahoma, General Obligation Bonds, Series 2013	4.000%	03/01/2023	AA	2,500,000	2,752,025
Oklahoma Turnpike Authority, Oklahoma Turnpike System, Second Senior Revenue Bonds, Series 2011B	5.000%	01/01/2026	Aa3	1,000,000	1,163,780
City of Tulsa, Oklahoma, General Obligation Bonds, Series 2008	4.750%	05/01/2026	AA	1,165,000	1,241,960
City of Oklahoma City, Oklahoma, General Obligation Bonds, Series 2008	5.000%	03/01/2027	Aaa	400,000	446,028
Oklahoma Turnpike Authority, Oklahoma Turnpike System, Second Senior Revenue Bonds, Series 2011B	5.000%	01/01/2028	Aa3	770,000	882,143
Grand River Dam Authority, Revenue Bonds, Series 2014A	5.000%	06/01/2031	A1	1,000,000	1,174,880

					7,660,816

Oregon (3.06%)
City of Portland, Oregon, First Lien Water System Revenue and Refunding Bonds, 2010 Series A (Tax Exempt)	4.000%	05/01/2021	Aaa	1,070,000	1,177,717
City of Portland, Oregon, Second Lien Sewer System Revenue and Refunding Bonds, 2008 Series B	5.000%	06/15/2022	Aa3	1,825,000	2,045,095
City of Portland, Oregon, Second Lien Sewer System Revenue and Refunding Bonds, 2008 Series B	5.000%	06/15/2023	Aa3	1,375,000	1,540,371
City of Portland, Oregon, First Lien Water System Revenue Bonds, 2011 Series A	4.000%	05/01/2024	Aaa	1,500,000	1,642,950

66	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2015

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Oregon (Cont.)
State of Oregon, State Board of Higher Education, General Obligation Bonds, 2007 Series F (Tax Exempt)	4.625%	08/01/2024	Aa1	$570,000	$620,137
State of Oregon, State Board of Higher Education, General Obligation Bonds, 2007 Refunding Series G (Tax Exempt)	4.625%	08/01/2024	Aa1	330,000	359,027
State of Oregon, State Board of Higher Education, General Obligation Bonds, 2009 Series A (Prerefunded to 08-01-2018 @ 100) (b)	5.750%	08/01/2024	Aa1	575,000	665,804
North Clackamas School District No. 12, Clackamas County, Oregon, General Obligation Refunding Bonds, Series 2014	5.000%	06/15/2029	A	3,585,000	4,258,478
Oregon Trail School District No. 46, Clackamas County, Oregon, General Obligation Bonds, Series 2009	5.000%	06/15/2029	A+	1,000,000	1,139,910
State of Oregon, State Board of Higher Education, General Obligation Bonds, 2009 Series A (Prerefunded to 08-01-2018 @ 100) (b)	5.750%	08/01/2029	Aa1	940,000	1,088,445
State of Oregon, General Obligation Bonds, 2012 Series I, (ODOT Project - Tax-Exempt)	5.000%	05/01/2037	Aa1	1,500,000	1,713,390

					16,251,324

Pennsylvania (2.86%)
County of Berks, Pennsylvania, General Obligation Bonds, Series of 2013	5.000%	11/15/2025	Aa1	860,000	1,016,236
Township of Cranberry, Butler County, Pennsylvania, General Obligation Bonds, Series of 2011	4.500%	03/01/2026	Aa2	2,575,000	2,899,604
County of Chester, Commonwealth of Pennsylvania, General Obligation Bonds, Series of 2011	4.000%	11/15/2026	Aaa	1,465,000	1,620,642
County of Berks, Pennsylvania, General Obligation Bonds, Series of 2013	5.000%	11/15/2027	Aa1	950,000	1,112,574
County of Berks, Pennsylvania, General Obligation Bonds, Series of 2013	5.000%	11/15/2028	Aa1	995,000	1,159,493
Township of Hampden, (Cumberland County, Pennsylvania), General Obligation Bonds, Series of 2012	5.000%	05/15/2029	AA	1,180,000	1,363,514
County of Northampton, Commonwealth of Pennsylvania, General Obligation Bonds, Series B of 2012 (Tax-Exempt)	5.000%	10/01/2030	AA	1,500,000	1,745,670
Township of Hampden, (Cumberland County, Pennsylvania), General Obligation Bonds, Series of 2012	5.000%	05/15/2031	AA	1,055,000	1,210,634
The Municipal Authority, of the Borough of West View, (Allegheny County, Pennsylvania), Water Revenue Bonds, Series of 2014	5.000%	11/15/2031	AA	1,000,000	1,166,880
Township of Hampden, (Cumberland County, Pennsylvania), General Obligation Bonds, Series of 2012	5.000%	05/15/2032	AA	1,660,000	1,900,169

					15,195,416

Rhode Island (0.74%)
State of Rhode Island and Providence Plantations, General Obligation Bonds, Consolidated Capital Development Loan of 2007, Series A (Prerefunded to 08-01-2017 @ 100) (b)	4.750%	08/01/2024	Aa2	1,000,000	1,095,290
Town of Westerly, Rhode Island, General Obligation Refunding Bonds, 2012 Series B	4.000%	08/15/2024	Aa2	2,050,000	2,283,167
Rhode Island Clean Water Finance Agency, Water Pollution Control Revolving Fund Revenue Bonds, Series 2007 A (Pooled Loan Issue)	4.750%	10/01/2025	Aaa	500,000	547,115

					3,925,572

South Carolina (4.66%)
Renewable Water Resources, South Carolina, Sewer System Refunding Revenue Bonds, Series 2012	5.000%	01/01/2024	Aa3	2,500,000	2,948,450
School District of Beaufort County, South Carolina, General Obligation Refunding Bonds, Series 2012B	4.000%	03/01/2024	AA	1,800,000	2,022,354
City of Columbia, South Carolina, Waterworks and Sewer System Revenue Bonds, Series 2010	4.500%	02/01/2025	AA	1,020,000	1,152,325
School District No. 1 of Richland County, South Carolina, General Obligation Bonds, Series 2006B (Prerefunded to 03-01-2017 @ 100) (b)	4.450%	03/01/2025	Aa2	1,500,000	1,611,360
Fort Mill School District No. 4 of York County, South Carolina, General Obligation Advanced Refunding Bonds, Series 2012A	4.000%	03/01/2026	AA-	2,620,000	2,923,422
South Carolina Public Service Authority, Revenue Obligations, Series 2008, Tax-Exempt Series A	5.375%	01/01/2028	A1	3,500,000	3,993,325

See accompanying notes to schedules of investments.	67

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2015

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
South Carolina (Cont.)
Fort Mill School District No. 4 of York County, South Carolina, General Obligation Advanced Refunding Bonds, Series 2012A	4.000%	03/01/2028	AA-	$2,850,000	$3,149,392
Fort Mill School District No. 4 of York County, South Carolina, General Obligation Bonds, Series 2013A	4.000%	03/01/2028	AA-	1,525,000	1,686,940
City of Columbia, South Carolina, Waterworks and Sewer System Refunding Revenue Bonds, Series 2012	5.000%	02/01/2030	AA	1,000,000	1,162,130
Spartanburg Sanitary Sewer District, South Carolina, Sewer System Refunding Convertible Bonds, Series 2013B	5.000%	03/01/2032	A1	3,585,000	4,078,404

					24,728,102

Tennessee (3.33%)
City of Knoxville, Tennessee, Water System Revenue Bonds, Series U-2009	4.000%	03/01/2022	Aa2	175,000	191,977
Wilson County, Tennessee, General Obligation Refunding Bonds, Series 2012	5.000%	04/01/2023	AA	2,000,000	2,406,720
Tennessee State School Bond Authority, Higher Educational Facilities, Second Program Bonds, 2008 Series B (Prerefunded to 05-01-2018 @ 100) (b)	4.750%	05/01/2023	AA	1,000,000	1,117,570
The Hallsdale-Powell Utility District of Knox County, Tennessee, Waterworks and Sewer Revenue Refunding Bonds, Series 2013	3.000%	04/01/2025	AA	1,260,000	1,294,486
The Metropolitan Government of Nashville and Davidson County (Tennessee), General Obligation Refunding Bonds, Series 2012	4.000%	07/01/2025	Aa2	1,000,000	1,118,360
State of Tennessee, General Obligation Bonds, 2012 Refunding Series A	4.000%	08/01/2025	AA+	5,000,000	5,634,100
State of Tennessee, General Obligation Bonds, 2007 Series A (Prerefunded to 10-01-2015 @ 100) (b)	4.500%	10/01/2025	AA+	425,000	434,197
City of Chattanooga, Tennessee, General Obligation Refunding Bonds, Series 2007A	4.750%	03/01/2026	AAA	2,250,000	2,405,318
The Metropolitan Government of Nashville and Davidson County (Tennessee), Electric System Revenue Bonds, 2008 Series A	4.750%	05/15/2026	AA+	1,175,000	1,302,217
City of Knoxville, Tennessee, Wastewater System Revenue Bonds, Series 2014A	4.000%	04/01/2031	Aa2	825,000	881,636
City of Knoxville, Tennessee, Wastewater System Revenue Bonds, Series 2014A	4.000%	04/01/2032	Aa2	850,000	905,930

					17,692,511

Texas (2.40%)
City of Austin, Texas, (Travis and Williamson Counties), Water and Wastewater System Revenue Refunding Bonds, Series 2009A	5.000%	11/15/2026	Aa2	2,000,000	2,313,000
Trinity River Authority of Texas, (Tarrant County Water Project) Improvement Revenue Bonds, Series 2008	5.750%	02/01/2027	Aa3	1,500,000	1,688,280
Carrollton-Farmers Branch Independent School District (Dallas and Denton Counties, Texas), Unlimited Tax School Building and Refunding Bonds, Series 2012	4.000%	02/15/2028	AA	2,000,000	2,138,600
New Braunfels Independent School District, (A political subdivision of the State of Texas located in Comal and Guadalupe Counties, Texas), Unlimited Tax School Building Bonds, Series 2008	5.000%	02/01/2029	AA	900,000	967,113
Lake Travis Independent School District, Unlimited Tax School Building Bonds, Series 2012	5.000%	02/15/2029	AA+	2,365,000	2,755,840
Carrollton-Farmers Branch Independent School District (Dallas and Denton Counties, Texas), Unlimited Tax School Building Bonds, Series 2013A	4.000%	02/15/2030	AA	1,000,000	1,077,580
Lake Travis Independent School District, Unlimited Tax School Building Bonds, Series 2012	5.000%	02/15/2031	AA+	1,565,000	1,803,976

					12,744,389

Utah (0.66%)
Board of Education of Canyons School District, Utah, General Obligation Bonds, (Utah School Bond Guaranty Program), Series 2011	4.000%	06/15/2023	Aaa	1,000,000	1,120,860
Board of Education of Alpine School District, Utah County, Utah, General Obligation School Building and Refunding Bonds, (Utah School Bond Guaranty Program), Series 2012B	3.000%	03/15/2024	Aa1	500,000	532,585
Jordan Valley Water Conservancy District, Water Revenue and Refunding Bonds, Series 2014A	5.000%	10/01/2029	AA+	500,000	572,505
Weber Basin Water Conservancy District, Water Revenue Bonds, Series 2013B	4.250%	04/01/2033	AA+	1,195,000	1,288,138

					3,514,088

68	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2015

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Virginia (3.48%)
Fairfax County Water Authority, Water Refunding Revenue Bonds, Series 1997	5.000%	04/01/2021	Aaa	$900,000	$1,031,103
City of Salem, Virginia General Obligation Public Improvement Refunding Bonds Series 2007A	4.500%	01/01/2023	Aa3	520,000	553,098
General Obligation Public Improvement and Refunding Bonds, Series 2007 of the City of Hampton, Virginia	4.375%	01/15/2023	Aa1	1,550,000	1,681,672
Virginia Public School Authority, Special Obligation School Financing Bonds, Prince William County Series 2012	4.500%	07/15/2024	Aaa	3,285,000	3,794,832
Virginia Public School Authority, School Financing Bonds (1997 Resolution), Series 2006 A (Prerefunded to 08-01-2016 @ 100) (b)	4.500%	08/01/2024	Aa1	1,000,000	1,054,240
Loudoun County, Virginia, General Obligation Public Improvement Bonds, Series 2011A	4.000%	12/01/2026	Aaa	1,065,000	1,180,691
Loudoun County, Virginia, General Obligation Public Improvement Bonds, Series 2011A (Prerefunded to 12-01-2020 @ 100) (b)	4.000%	12/01/2026	NR	330,000	375,378
City of Norfolk, Virginia, Water Revenue Bonds, Series 2013	5.000%	11/01/2029	Aa2	1,790,000	2,052,790
City of Norfolk, Virginia, Water Revenue Bonds, Series 2013	5.000%	11/01/2030	Aa2	1,880,000	2,148,013
City of Norfolk, Virginia, Water Revenue Bonds, Series 2013	5.000%	11/01/2031	Aa2	1,975,000	2,249,367
City of Norfolk, Virginia, Water Revenue Bonds, Series 2013	5.000%	11/01/2032	Aa2	2,075,000	2,357,013

					18,478,197

Washington (4.16%)
Bethel School District No. 403, Pierce County, Washington, Unlimited Tax General Obligation Bonds, 2006 (Prerefunded to 06-01-2016 @ 100) (b)	5.000%	12/01/2020	Aa2	1,420,000	1,497,291
Bellevue School District No. 405, King County, Washington, Unlimited Tax General Obligation Refunding Bonds, 2012B	3.000%	12/01/2023	AA+	5,000,000	5,393,650
Lake Washington School District No. 414, King County, Washington, Unlimited Tax General Obligation Bonds, 2008	5.000%	12/01/2025	AA	2,000,000	2,274,640
Bellevue School District No. 405, King County, Washington, Unlimited Tax General Obligation Bonds, 2008 (Prerefunded to 06-01-2018 @ 100) (b)	4.750%	12/01/2026	AA+	2,500,000	2,801,775
Public Utility District No. 1 of Clark County, Washington, Water System Revenue Bonds, Series 2008	5.000%	01/01/2028	Aa2	680,000	759,669
College Place School District No. 250, Walla Walla County, Washington, Unlimited Tax General Obligation Bonds, Series 2012	4.250%	12/01/2028	A1	2,445,000	2,619,206
Public Utility District No. 1 of Clark County, Washington, Water System Revenue Bonds, Series 2008	5.125%	01/01/2029	Aa2	445,000	498,142
Public Utility District No. 1 of Douglas County, Washington, Wells Hydroelectric Revenue and Refunding Bonds, Series 2005B (Non-AMT)	5.000%	09/01/2030	Aa3	900,000	916,272
Public Utility District No. 1 of Douglas County, Washington, Electric Distribution System Revenue and Refunding Bonds, Series 2012	5.000%	12/01/2030	Aa3	1,325,000	1,522,716
Public Utility District No. 1 of Cowlitz County, Washington, Production System Revenue Refunding Bonds, 2014	5.000%	09/01/2031	A1	2,205,000	2,523,424
Public Utility District No. 1 of Clark County, Washington, Water System Revenue Bonds, Series 2014	5.000%	01/01/2032	Aa2	1,100,000	1,277,243

					22,084,028

West Virginia (3.03%)
West Virginia University Board of Governors, University Improvement Revenue Bonds, (West Virginia University Projects), 2011 Series B	5.000%	10/01/2022	A	2,200,000	2,616,306
The Board of Education of the County of Manongalia (West Virginia), Public School Refunding Bonds, Series 2012	4.250%	05/01/2027	AA	2,260,000	2,471,852
West Virginia University Board of Governors, University Improvement Revenue Bonds, (West Virginia University Projects), 2011 Series B	4.750%	10/01/2027	A	2,240,000	2,557,699
The Board of Education of the County of Manongalia (West Virginia), Public School Refunding Bonds, Series 2012	4.375%	05/01/2028	AA	2,350,000	2,577,950
West Virginia University Board of Governors, University Improvement Revenue Bonds, (West Virginia University Projects), 2011 Series B	4.750%	10/01/2028	A	2,595,000	2,943,015
The Board of Education of the County of Manongalia (West Virginia), Public School Refunding Bonds, Series 2012	5.000%	05/01/2030	AA	2,555,000	2,911,448

					16,078,270

See accompanying notes to schedules of investments.	69

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2015

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Wisconsin (1.64%)
Fox Valley Technical College District, Wisconsin, General Obligation School Facilities Bonds, Series 2012C	3.000%	12/01/2023	Aaa	$2,700,000	$2,855,223
School District of Elbrook, Waukesha County, Wisconsin, General Obligation School Building and Improvement Bonds (Prerefunded to 04-01-2018 @ 100) (b)	5.000%	04/01/2028	Aaa	850,000	954,882
City of Oshkosh, Wisconsin, Storm Water Utility Revenue Bonds, Series 2013A	4.000%	05/01/2029	A1	2,495,000	2,605,304
Central Brown County Water Authority, Wisconsin, Water System Revenue Refunding Bonds, Series 2014A	5.000%	11/01/2032	A+	2,000,000	2,302,040

					8,717,449

Total Long-term Municipal Bonds
(cost $482,122,384)					503,026,132

	Shares	Value
Short-term Investments (4.15%)
JPMorgan Tax Free Money Market Fund	22,000,187	$22,000,187

Total Short-term Investments
(cost $22,000,187)		22,000,187

TOTAL INVESTMENTS (98.89%)
(cost $504,122,571)		525,026,319
OTHER ASSETS, NET OF LIABILITIES (1.11%)		5,916,379

NET ASSETS (100.00%)		$530,942,698

(a)	Ratings are not audited and represent the lower of Moody’s or S&P issuer specific ratings.

(b)	Advanced Refunded Bonds are backed by an escrow or trust containing U.S. Government, U.S. Government Agency or other securities to support the timely payment of principal and interest.

NR – Not Rated

70	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST MONEY MARKET FUND

SCHEDULE OF INVESTMENTS

March 31, 2015

(Unaudited)

	Principal amount	Value
Short-term Investments (99.93%)
Automotive (15.53%)
American Honda Finance Corp.
0.090%, 04/24/2015	$15,600,000	$15,599,103
PACCAR Financial Corp.
0.100%, 04/01/2015	8,300,000	8,300,000
0.110%, 04/01/2015	1,200,000	1,200,000
0.100%, 04/20/2015	6,430,000	6,429,661
Toyota Motor Credit Corp.
0.120%, 04/07/2015	11,299,000	11,298,774
0.100%, 04/21/2015	2,500,000	2,499,861
0.110%, 05/26/2015	1,464,000	1,463,754

		46,791,153

Chemicals (0.33%)
EI du Pont de Nemours and Co. (a)
0.130%, 04/30/2015	1,000,000	999,895

Computer Software & Services (3.19%)
Microsoft Corp. (a)
0.080%, 04/08/2015	9,600,000	9,599,851

Government Agency Securities (b) (49.82%)
Federal Home Loan Bank
0.045%, 04/02/2015	20,000,000	19,999,975
0.040%, 04/06/2015	13,000,000	12,999,928
0.065%, 04/08/2015	20,000,000	19,999,747
0.100%, 04/10/2015	4,600,000	4,599,885
0.045%, 04/23/2015	12,000,000	11,999,670
0.075%, 04/29/2015	11,000,000	10,999,358
0.050%, 05/01/2015	9,200,000	9,199,587
0.060%, 05/01/2015	5,800,000	5,799,740
0.070%, 05/06/2015	8,352,000	8,351,432
0.075%, 05/08/2015	3,500,000	3,499,730
0.070%, 05/15/2015	10,415,000	10,414,109
0.070%, 05/18/2015	5,800,000	5,799,470
0.062%, 05/29/2015	17,000,000	16,998,302
0.060%, 06/05/2015	5,400,000	5,399,415
Federal National Mortgage Association
0.057%, 06/24/2015	4,000,000	3,999,468

		150,059,816

Health Care (4.89%)
Roche Holdings Inc. (a)
0.110%, 06/12/2015	14,730,000	14,726,759

Machinery & Manufacturing (2.65%)
Caterpillar Finance Service Corp.
0.100%, 05/19/2015	8,000,000	7,998,933

Media & Broadcasting (4.62%)
Walt Disney Co., The (a)
0.090%, 05/12/2015	13,920,000	13,918,573

Oil & Gas (5.29%)
Chevron Corp. (a)
0.150%, 04/15/2015	3,650,000	3,649,787
0.100%, 04/28/2015	5,800,000	5,799,565

	Principal amount	Value
Short-term Investments (Cont.)
Oil & Gas (Cont.)
Exxon Mobil Corp.
0.090%, 04/17/2015	$6,497,000	$6,496,740

		15,946,092

	Shares	Value
Registered Investment Companies (1.99%)
JPMorgan U.S. Government Money Market Fund	5,993,557	$5,993,557

	Principal
	amount	Value
U.S. Government Obligations (11.62%)
U.S. Treasury Bill
0.021%, 04/23/2015	$35,000,000	$34,999,551

Total Short-term Investments
(cost $ 301,034,180)		301,034,180

TOTAL INVESTMENTS (99.93%)
(cost $ 301,034,180)		301,034,180
OTHER ASSETS, NET OF LIABILITIES (0.07%)		196,978

NET ASSETS (100.00%)		$301,231,158

(a)	Securities exempt from registration under Section 4(a)(2) of the Securities Act of 1933. These securities are purchased as part of the normal course of business, valued at amortized cost and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid.

(b)	The obligations of these U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association (“Fannie Mae”) into conservatorship. The United States Treasury has put in place a set of financing agreements to help ensure that these entities continue to meet their obligations to holders of bonds they have issued or guaranteed.

See accompanying notes to schedules of investments.	71

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS

(Unaudited)

1.	Investment Objective

State Farm Mutual Fund Trust (the “Trust”) has 15 separate investment portfolios (the “Funds”). The Trust is registered under the Investment Company Act of 1940 as an open-end, management investment company. Each Fund has its own investment objective, investment policies, restrictions, and attendant risks and is diversified as defined in the Investment Company Act of 1940. State Farm Investment Management Corp. (“SFIMC”) is the Trust’s investment adviser.

The State Farm Equity Fund (the “Equity Fund”) seeks long-term growth of capital. The Equity Fund seeks to achieve this objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and other equity securities of large capitalization companies.

The State Farm Small/Mid Cap Equity Fund (the “Small/Mid Cap Equity Fund”) seeks long-term growth of capital. The Fund primarily invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in common stock and other equity securities of small and mid-capitalization stocks issued by U.S. companies.

The State Farm International Equity Fund (the “International Equity Fund”) seeks long-term growth of capital. The International Equity Fund invests its assets primarily in securities issued by foreign companies. There is no restriction on the size of the companies in which the Fund invests.

The State Farm S&P 500 Index Fund (the “S&P 500 Index Fund”) seeks to provide investment results that correspond to the total return of publicly traded common stocks in the aggregate, as represented by the S&P 500®1 Index. The S&P 500 Index Fund pursues its investment objective by investing in substantially all of the securities that make up the S&P 500 Index. The S&P 500 Index tracks the common stock performance of 500 large U.S. companies.

The State Farm Small Cap Index Fund (the “Small Cap Index Fund”) seeks to match as closely as practicable, before fees and expenses, the performance of the Russell 2000® Small Stock Index (the “Russell 2000”)2. The Small Cap Index Fund pursues its investment objective by investing in a representative sample of the securities contained in the Russell 2000. The Russell 2000 tracks the common stock performance of about 2,000 small U.S. companies.

The State Farm International Index Fund (the “International Index Fund”) seeks to match as closely as practicable, before fees and expenses, the performance of an international portfolio of common stocks represented by the Morgan Stanley Capital International Europe, Australasia and Far East Free Index (the “EAFE® Free”)3. The International Index Fund selects a representative sample of the securities contained in the EAFE Free. The EAFE Free is a capitalization-weighted index that currently includes stocks of companies in 15 European countries, Australia, New Zealand, Israel, Hong Kong, Japan and Singapore.

The State Farm Equity and Bond Fund (the “Equity and Bond Fund”) seeks long-term growth of principal while providing some current income. The Equity and Bond Fund invests in the Institutional shares of the State Farm Equity Fund and State Farm Bond Fund of the Trust.

The State Farm Bond Fund (the “Bond Fund”) seeks to realize over a period of years the highest yield consistent with investing in investment grade bonds. The Fund typically invests 80% or more of its net assets (plus any borrowings for investment purposes) in investment grade bonds or bonds determined to be of comparable quality.

The State Farm Tax Advantaged Bond Fund (the “Tax Advantaged Bond Fund”) seeks as high a rate of income exempt from federal income taxes as is consistent with prudent investment management. The Tax Advantaged Bond Fund normally invests so that either (1) at least 80% of the Tax Advantaged Bond Fund’s net investment income is exempt from regular federal income tax or (2) at least 80% or more of the Tax Advantaged Bond Fund’s net assets are invested in securities that produce income exempt from regular federal income tax.

The State Farm Money Market Fund (the “Money Market Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity. The Money Market Fund invests exclusively in short-term, U.S. dollar-denominated money market securities, including those issued by U.S. and foreign financial institutions, corporate issuers, the U.S. Government and its agencies and instrumentalities, municipalities, foreign governments, and multi-national organizations, such as The World Bank.

The State Farm LifePath® Retirement Fund (the “LifePath Retirement Fund”)4 seeks to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the LifePath Retirement Fund will be broadly diversified across global asset classes. The LifePath Retirement Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath Retirement Master Portfolio. The LifePath Retirement Master Portfolio and the LifePath Retirement Fund have substantially similar investment objectives.

The State Farm LifePath 2020® Fund (the “LifePath 2020 Fund”) seeks to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the LifePath 2020 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time. The LifePath 2020 Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath 2020 Master Portfolio. The LifePath 2020 Master Portfolio and the LifePath 2020 Fund have substantially similar investment objectives.

The State Farm LifePath 2030® Fund (the “LifePath 2030 Fund”) seeks to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the LifePath 2030 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time. The LifePath 2030 Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath 2030 Master Portfolio. The LifePath 2030 Master Portfolio and the LifePath 2030 Fund have substantially similar investment objectives.

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

The State Farm LifePath 2040® Fund (the “LifePath 2040 Fund”) seeks to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the LifePath 2040 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time. The LifePath 2040 Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath 2040 Master Portfolio. The LifePath 2040 Master Portfolio and the LifePath 2040 Fund have substantially similar investment objectives.

The State Farm LifePath 2050® Fund (the “LifePath 2050 Fund”) seeks to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the LifePath 2050 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time. The LifePath 2050 Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath 2050 Master Portfolio.

The LifePath 2050 Master Portfolio and the LifePath 2050 Fund have substantially similar investment objectives.

Each LifePath Master Portfolio invests in a combination of equity, fixed income and short-term money market funds (the “Underlying Funds”) in proportions suggested by its own comprehensive asset allocation investment strategy that gradually becomes more conservative as the year in the LifePath Fund’s name approaches, except for the LifePath Retirement Master Portfolio that already is in its most conservative phase. The Underlying Funds include the Active Stock Master Portfolio, ACWI ex-US Index Master Portfolio, CoreAlpha Bond Master Portfolio, International Tilts Master Portfolio, Master Small Cap Index Series and Russell 1000 Index Master Portfolio, collectively defined as the “Underlying Master Portfolios”.

The LifePath Retirement, LifePath 2020, LifePath 2030, LifePath 2040 and LifePath 2050 Funds are collectively defined as the “Feeder Funds”. The LifePath Retirement Master Portfolio, LifePath 2020 Master Portfolio, LifePath 2030 Master Portfolio, LifePath 2040 Master Portfolio and LifePath 2050 Master Portfolio are collectively defined as the “Master Portfolios”.

For more information about the Master Portfolios refer to the Master Investment Portfolio (“MIP”) section.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their schedules of investments in accordance with U.S. generally accepted accounting principles (“GAAP”).

Securities Valuation

All investments in securities are recorded at their fair value. For more information refer to Note 3 Securities Valuation.

Securities Transactions

For financial reporting purposes, security transactions are accounted for on trade date (date the order to buy or sell is executed).

Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. It is the Funds’ policy to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and, in the manner provided therein, to distribute substantially all of their taxable income, including any net realized gain on sales of investments reportable for federal income tax purposes.

For more information refer to Note 6 Income Taxes.

Foreign Currency Translation

Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing foreign exchange rates at March 31, 2015. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the prevailing foreign exchange rates on the respective dates of transactions. That portion of realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with realized and unrealized gains and losses on investment securities.

Investments in Master Portfolios

Each Feeder Fund records its investment in its Master Portfolio based upon each Feeder Fund’s proportionate interest in the net assets of the respective Master Portfolio.

Each Feeder Fund records daily its proportionate share of the Master Portfolio’s income, expenses, and realized and unrealized gains and losses. In addition, the Feeder Funds accrue their own expenses.

For more information refer to Note 4 Investments in Master Portfolios.

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

Securities Purchased on a “When-issued” Basis

The Tax Advantaged Bond Fund may purchase municipal bonds on a “when-issued” basis. Delivery and payment for these securities may be a month or more after the purchase date, during which time such securities are subject to market fluctuations. The Tax Advantaged Bond Fund identifies and holds specific liquid assets with a market value at least equal to the amount of the when-issued purchase commitments in order to ensure that it can meet those commitments. It is possible that the securities will never be issued and the commitment canceled. At March 31, 2015, the Tax Advantaged Bond Fund did not have any commitments for when-issued securities.

Short Sales

The S&P 500 Index Fund, Small Cap Index Fund and the International Index Fund may enter into covered short sale transactions to dispose of certain securities received as part of involuntary corporate actions (e.g., corporate mergers, spin-offs, distributions) that are no longer included in the respective benchmark indices. These transactions are designed to help minimize the impact these non-index securities have on the overall performance of these Funds.

3.	Securities Valuation

Investments are valued at fair value pursuant to valuation procedures approved by the Trust’s Board of Trustees (the “Board”). The valuation procedures assign to SFIMC the responsibility for determining fair value using the processes and factors as outlined in the valuation procedures. If SFIMC cannot determine fair value based on the valuation procedures, the Board or the Executive Committee of the Board will determine fair value.

Fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is used to classify fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in three broad levels as follows:

•	Level 1 - Unadjusted quoted prices in active markets that are accessible to the Funds for identical assets or liabilities.

•

Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, quoted prices for similar instruments in active markets, interest rates, yield curves and credit spreads. For assets or liabilities with a specified (contractual) term, a Level 2 input must be observable for substantially the full term of the asset or liability.

•

Level 3 - Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available. These inputs, based on the best information available in the circumstances, would include reasonably available information about the assumptions that a market participant would use in valuing the asset or liability and might include SFIMC’s own data.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure the fair value of an asset or liability might be categorized within different levels of the fair value hierarchy. In those cases, the fair value measurement is categorized in its entirety in the same level of the fair value hierarchy as the lowest level input that is significant to the entire measurement.

Stocks, closed-end registered investment companies and exchange-traded funds (“ETFs”) traded on securities exchanges, or in an over-the-counter (“OTC”) market in which transaction prices are reported, are valued at the last sales price on the day of valuation or, if there are no reported sales on that day, at the last reported bid price for the day. Stocks traded on NASDAQ are valued at the NASDAQ Official Closing Price. Long-term debt securities and U.S. Treasury bills are generally valued using quotations provided by an independent pricing service. All of the securities of the Money Market Fund and short-term debt securities with remaining maturities of 60 days or less (other than U.S. Treasury bills) held by any of the other Non-feeder Funds are generally valued on an amortized cost basis, which approximates market value. Investments in open-end investment companies are valued each day based on the closing net asset value of the respective fund. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using quoted forward exchange rates. Short sales, if any, are valued at market value.

Portfolio securities that are primarily traded on foreign securities exchanges (“foreign securities”) are valued at the closing values of such securities on the respective exchange where each security is primarily traded. SFIMC may determine that a market quotation for a foreign security held by a Fund is not reliable because of events or circumstances that have occurred between the time of the market quotation and the time the net asset value of the Fund is calculated (“subsequent event”). A subsequent event might include company-specific developments, a development that might affect an entire market or region, a potential global development or a significant change in one or more U.S. securities indices. If SFIMC determines that the market quotation for a foreign security is not reliable, SFIMC may use an independent statistical fair value service to assist in determining value, or SFIMC may determine the foreign security’s value in SFIMC’s reasonable judgment.

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

For securities other than foreign securities, for which market prices are not readily available or are considered unreliable, SFIMC is required to obtain bid price quotations from brokers or dealers in the securities. If SFIMC cannot obtain a quotation for the security or if SFIMC believes the quotation does not represent the security’s fair value, then SFIMC will determine the security’s value in SFIMC’s reasonable judgment.

In determining a value based on reasonable judgment, SFIMC may use different methodologies, including multiple of earnings, multiple of book value, discount from market of a similar freely traded security or, for debt securities, yield to maturity. Other factors SFIMC may consider in determining value for a security include, but are not limited to, fundamental analytical data relating to the security, the nature and duration of any restrictions on disposition of the security, the last traded price of the security, significant global or regional events such as political unrest, natural disasters, and war, and significant movements in major market indices, ETFs, index futures or other financial instruments in the U.S. or other markets. All securities valued based on SFIMC’s reasonable judgment are subsequently reported to the Board on a quarterly basis.

SFIMC reviews the pricing methodologies of the Funds’ approved pricing vendors, including understanding a vendor’s key inputs and assumptions in valuing securities. SFIMC also engages in transaction back-testing with respect to portfolio securities sold by the Funds to compare unrealized gains and losses to realized gains and losses.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value each Fund’s assets and liabilities as of March 31, 2015:

	Investments in Securities				Derivative Instruments

Fund	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Equity Fund					$—	$—	$—	$—
Common Stocks (a)	$508,084,881	$—	$—	$508,084,881
Short-term Investments	19,061,190	—	—	19,061,190
Small/Mid Cap Equity Fund					—	—	—	—
Common Stocks (a)	284,295,439	—	—	284,295,439
Short-term Investments	3,856,604	—	—	3,856,604
International Equity Fund					—	3,282	—	3,282
Common Stocks (a)	—	140,051,641	—	140,051,641
Preferred Stocks (a)	—	2,138,914	—	2,138,914
Short-term Investments	2,143,769	—	—	2,143,769
S&P 500 Index Fund					514,981	—	—	514,981
Common Stocks (a)	1,036,251,344	—	—	1,036,251,344
Short-term Investments	51,320,854	—	—	51,320,854
Small Cap Index Fund					283,928	—	—	283,928
Common Stocks (a)	453,815,871	17,537	17,229	453,850,637
Short-term Investments	12,018,858	774,977	—	12,793,835
International Index Fund					82,497	32,518	—	115,015
Common Stocks (a)	—	255,146,011	0	255,146,011
Preferred Stocks (a)	—	1,893,282	—	1,893,282
Short-term Investments	4,409,496	—	—	4,409,496
Equity and Bond Fund					—	—	—	—
Registered Investment Companies	322,820,437	—	—	322,820,437
Bond Fund					—	—	—	—
Corporate Bonds (a)	—	523,864,688	—	523,864,688
Agency Commercial Mortgage-Backed Securities	—	68,612,943	—	68,612,943
Agency Mortgage-Backed Securities	—	48,798,910	—	48,798,910
Agency Notes & Bonds	—	7,775,792	—	7,775,792
U.S. Treasury Obligations	—	95,750,622	—	95,750,622
Short-term Investments	13,426,312	—	—	13,426,312

(a) Industry classification and/or country is disclosed in the Schedules of Investments.

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

	Investments in Securities				Derivative Instruments

Fund	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Tax Advantaged Bond Fund					$—	$—	$—	$—
Long-term Municipal Bonds	$—	$503,026,132	$—	$503,026,132
Short-term Investments	22,000,187	—	—	22,000,187
Money Market Fund					—	—	—	—
Short-term Investments	5,993,557	295,040,623	—	301,034,180
LifePath Retirement Fund					—	—	—	—
Investments in securities in Master Portfolios	—	1,247,258,481	—	1,247,258,481
LifePath 2020 Fund					—	—	—	—
Investments in securities in Master Portfolios	—	2,083,771,916	—	2,083,771,916
LifePath 2030 Fund					—	—	—	—
Investments in securities in Master Portfolios	—	1,980,286,978	—	1,980,286,978
LifePath 2040 Fund					—	—	—	—
Investments in securities in Master Portfolios	—	1,448,889,818	—	1,448,889,818
LifePath 2050 Fund					—	—	—	—
Investments in securities in Master Portfolios	—	280,296,776	—	280,296,776

There were no transfers of securities between Level 1 and Level 2 as of March 31, 2015 as compared to December 31, 2014.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Small Cap Index Fund Investments in Securities (a)
Balance as of December 31, 2014	$21,537
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(4,308)
Purchases	—
Issuances	—
Sales	—
Transfers in	—
Transfers out	—

Balance as of March 31, 2015	$17,229

(a) Using the end of the reporting period method for determining when transfers between levels are recognized.

The International Index Fund did not hold any Level 3 securities valued at other than zero as of December 31, 2014 or for the period ended March 31, 2015. The remaining Funds (other than the Small Cap Index Fund, as noted above) did not hold any Level 3 securities as of December 31, 2014 or for the period ended March 31, 2015.

Derivative instruments, such as futures and foreign currency contracts, are valued at the unrealized appreciation (depreciation) of the instrument. For more information, see Note 5 Derivative Instruments.

4.	Investments in Master Portfolios

The Feeder Funds, through their investments in the Master Portfolios, are diversified, open-end management investment companies. The Feeder Funds invest all of their assets in the Master Portfolios.

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

The Master Portfolios are diversified, open-end management investment companies, each of which has an investment objective substantially similar to that of its corresponding Feeder Fund. The Schedules of Investments of each Master Portfolio are included elsewhere in this report.

The performance of a Feeder Fund is directly affected by the performance of its corresponding Master Portfolio. In addition, the Feeder Funds, through their investments in the Master Portfolios (that in turn, invest in the Underlying Funds), are subject to the risks of the Underlying Funds. Schedules of investments for the Underlying Funds are available, without charge, on the SEC’s website at “http://www.sec.gov.” For more information on the Master Portfolios’ investment allocations among the Underlying Funds, please refer to the MIP section found later in this report.

The percentage ownership in the Master Portfolios held by the Feeder Funds as of March 31, 2015 is detailed below:

Feeder Fund	Invests in Master Portfolio	% ownership interest held by the Feeder Funds
LifePath Retirement Fund	LifePath Retirement Master Portfolio	78.07%
LifePath 2020 Fund	LifePath 2020 Master Portfolio	71.50%
LifePath 2030 Fund	LifePath 2030 Master Portfolio	71.28%
LifePath 2040 Fund	LifePath 2040 Master Portfolio	67.30%
LifePath 2050 Fund	LifePath 2050 Master Portfolio	58.56%

5.	Derivative Instruments

The S&P 500 Index Fund, Small Cap Index Fund and International Index Fund are subject to equity price risk in the normal course of pursuing their investment objectives. These Funds entered into stock index futures contracts to gain exposure to market fluctuations, as the use of these instruments was more efficient or cost effective than actually buying the underlying securities. These contracts obligated those Funds to make or take delivery of a derivative instrument or the cash value of a securities index at a specified future date at a specified price. Unrealized gains and losses on open futures contracts are reflected in other assets in the Schedules of Investments. Upon entering into a futures contract, these Funds bore the risk of futures contracts’ prices moving unexpectedly, in which case, the Funds might not have been able to achieve the anticipated benefits of the futures contract and might realize a loss. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearing house, as the ultimate counterparty to all exchange traded futures, guarantees the futures against default.

The International Equity and International Index Funds are subject to foreign currency exchange risk in the normal course of pursuing their investment objectives. In an attempt to decrease exposure to this risk, both Funds engaged in transaction hedging and the International Index Fund engaged in portfolio hedging with the objective to protect against variations in exchange rates. Transaction hedging involved the purchase and sale of forward foreign currency contracts between trade date and settlement date on security transactions. Portfolio hedging involved selling forward foreign currency contracts with respect to the actual or anticipated portfolio security position denominated or quoted in the particular currency. Unrealized gains and losses on forward foreign currency contracts are reflected in other assets in the Schedule of Investments. These Funds bore the market risk that arises from changes in foreign currency rates and the credit risk should a counterparty fail to perform under such contracts, and as a result, might realize a loss.

For unrealized gain (loss) of derivative instruments held by the Funds, see the Schedules of Investments.

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

6.	Income Taxes

As of March 31, 2015, aggregate securities holdings’ unrealized gains and losses based on cost for federal income tax purposes for certain Funds were as follows:

Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Equity Fund	$409,842,025	$123,432,747	$(6,128,701)	$117,304,046
Small/Mid Cap Equity Fund	246,327,898	50,419,174	(8,595,029)	41,824,145
International Equity Fund	120,150,502	29,224,854	(5,041,032)	24,183,822
S&P 500 Index Fund	629,552,173	468,718,263	(10,698,238)	458,020,025
Small Cap Index Fund	328,257,930	179,168,046	(40,781,504)	138,386,542
International Index Fund	208,687,951	80,509,790	(27,748,952)	52,760,838
Equity and Bond Fund	264,186,119	58,634,318	—	58,634,318
Bond Fund	730,521,058	28,646,577	(938,368)	27,708,209
Tax Advantaged Bond Fund	504,122,571	21,664,899	(761,151)	20,903,748
Money Market Fund	301,034,180	—	—	—

The differences, if any, between the cost of investments for federal income tax purposes and the cost of investments reflected on the Schedules of Investments are primarily related to the timing of recognition of gains and losses and investment income.

The Master Portfolios are organized as partnerships for federal income tax purposes. Information relating to the cost of investments, gross and net unrealized appreciation (depreciation) and other tax matters for the Master Portfolios may be found in the MIP Schedules of Investments which are included in this report.

(1) The S&P 500 Index is a product of S&P Dow Jones Indices LLC (“SPDJI”), and has been licensed for use by State Farm Mutual Fund Trust (“Licensee”). Standard & Poor’s®,S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by Licensee. The Licensee’s products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500 Index.

(2) Russell Investment Group (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell 2000® Index. Russell® is a trademark of Russell. The State Farm Small Cap Index Fund (the “Fund”) is not sponsored, endorsed, sold or promoted by, nor in any way affiliated with Russell. Russell is not responsible for and has not reviewed the Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

(3) The EAFE® Free Index is a trademark, service mark and the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and its affiliates and has been licensed for use by the State Farm Mutual Fund Trust (the “Trust”). The State Farm International Index Fund (the “Fund”), based on the EAFE® Free Index, has not been passed on by MSCI as to its legality or suitability, and is not issued, sponsored, endorsed, sold or promoted by MSCI. MSCI makes no warranties and bears no liability with respect to the Fund. MSCI has no responsibility for and does not participate in the management of the Fund assets or sale of the Fund shares. The Trust’s Statement of Additional Information contains a more detailed description of the limited relationship MSCI has with the Trust and the Fund.

(4) LifePath and LifePath followed by 2020, 2030, 2040 and 2050 are registered trademarks of BlackRock Institutional Trust Company, N.A.

LIFEPATH RETIREMENT MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

March 31, 2015

(Percentages shown are based on Net Assets)

(Unaudited)

Affiliated Investment Companies (a)	Shares/Beneficial Interest	Value

Equity Funds - 40.1%
Active Stock Master Portfolio	$149,786,488	$149,786,488
BlackRock Commodity Strategies Fund	6,930,157	52,946,403
BlackRock Emerging Markets Fund, Inc.	1,750,619	34,067,052
International Tilts Master Portfolio	$122,358,188	122,358,188
iShares Cohen & Steers REIT ETF (b)	45,733	4,624,978
iShares International Developed Real Estate ETF	72,457	2,249,790
iShares MSCI Canada ETF (b)	388,694	10,564,703
iShares MSCI EAFE Small-Cap ETF	339,137	16,777,107
Master Small Cap Index Series	$61,344,106	61,344,106
Russell 1000® Index Master Portfolio	$186,563,836	186,563,836

		641,282,651

Fixed Income Funds - 59.6%
CoreAlpha Bond Master Portfolio	$804,459,256	804,459,256
Fixed Income Funds iShares TIPS Bond ETF (b)	1,294,242	$147,012,949

		951,472,205

Short-Term Securities - 1.4%
BlackRock Cash Funds:
Institutional, SL Agency Shares, 0.16% (c)	5,122,560	5,122,560
BlackRock Cash Funds: Prime, SL Agency Shares, 0.15% (c)(d)	16,492,531	16,492,531

		21,615,091

Total Affiliated Investment Companies		1,614,369,947
(Cost - $1,505,333,778*) - 101.1%
Liabilities in Excess of Other Assets - (1.1)%		(16,697,392)

Net Assets - 100.0%		$1,597,672,555

*	As of March 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,506,194,540

Gross unrealized appreciation	$125,380,290
Gross unrealized depreciation	(17,204,883)

Net unrealized appreciation	$108,175,407

79

LIFEPATH RETIREMENT MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

March 31, 2015

(Unaudited)

Notes to Schedule of Investments

(a)	During the period ended March 31, 2015, investments in issuers considered to be an affiliate of LifePath Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2014	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at March 31, 2015	Value at March 31, 2015	Net Income (Loss)	Realized Gain (Loss)

Active Stock Master Portfolio	$261,549,322	—		$(111,762,834)[1]	$149,786,488	$149,786,488	$1,115,871	$19,329,348
BlackRock Cash Funds: Institutional, SL Agency Shares	3,367,223	1,755,337	[2]	—	5,122,560	$5,122,560	$946	—
BlackRock Cash Funds: Prime, SL Agency Shares	—	16,492,531	[2]	—	16,492,531	16,492,531	18,587	—
BlackRock Commodity Strategies Fund	6,449,996	556,653		(76,492)	6,930,157	$52,946,403	—	$(189,312)
BlackRock Emerging Markets Fund, Inc.	1,751,608	12,608		(13,597)	1,750,619	$34,067,052	—	$(2,723)
CoreAlpha Bond Master Portfolio	$808,534,591	—		$(4,075,335)[1]	$804,459,256	$804,459,256	$5,742,057	$(3,232,648)
International Tilts Master Portfolio	$113,464,710	$8,893,478	[2]	—	$122,358,188	$122,358,188	$(571,835)	$(258,934)
iShares Cohen & Steers REIT ETF	45,789	44		(100)	45,733	$4,624,978	$31,300	$2,116
iShares International Developed Real Estate ETF	71,776	681		—	72,457	$2,249,790	$12,324	—
iShares MSCI Canada ETF	369,599	19,895		(800)	388,694	$10,564,703	—	$(1,693)
iShares MSCI EAFE Small- Cap ETF	338,648	6,689		(6,200)	339,137	$16,777,107	—	$32,525
iShares TIPS Bond ETF	1,328,000	23,392		(57,150)	1,294,242	$147,012,949	—	$(154,416)
Master Small Cap Index Series	$61,149,952	$194,154	[2]	—	$61,344,106	$61,344,106	$162,772	$(515,296)
Russell 1000® Index Master Portfolio	$71,857,425	$114,706,411	[2]	—	$186,563,836	$186,563,836	$330,308	$413,328

1 Represents net shares/beneficial interest sold.

2 Represents net shares/beneficial interest purchased.

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	All or a portion of security was purchased with the cash collateral from loaned securities.

80

LIFEPATH RETIREMENT MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (concluded)

March 31, 2015

(Unaudited)

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 - unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the LifePath Master Portfolio has the ability to access

•

Level 2 - other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market- corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Master Portfolio’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the LifePath Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the LifePath Master Portfolio’s policy regarding valuation of investments, refer to the LifePath Master Portfolio’s most recent financial statements as contained in its annual report.

As of March 31, 2015, the following table summarizes the LifePath Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Affiliated Investment Companies	$289,858,073	$1,324,511,874	—	$1,614,369,947

LifePath Master Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of March 31, 2015, collateral on securities loaned at value of $16,492,531 are categorized as Level 2 within the disclosure hierarchy.

During the period ended March 31, 2015, there were no transfers between levels.

81

LIFEPATH 2020 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

March 31, 2015

(Percentages shown are based on Net Assets)

(Unaudited)

Affiliated Investment Companies (a)	Shares/Beneficial Interest	Value

Equity Funds - 53.1%
Active Stock Master Portfolio	$475,165,224	$475,165,224
BlackRock Commodity Strategies Fund	12,661,640	96,734,928
BlackRock Emerging Markets Fund, Inc.	4,464,283	86,874,951
International Tilts Master Portfolio	$314,655,132	314,655,132
iShares Cohen & Steers REIT ETF (b)	457,577	46,274,762
iShares International Developed Real Estate ETF	1,272,827	39,521,278
iShares MSCI Canada ETF (b)	976,461	26,540,210
iShares MSCI EAFE Small-Cap ETF	871,714	43,123,691
Master Small Cap Index Series	$102,221,441	102,221,441
Russell 1000® Index Master Portfolio	$317,163,426	317,163,426

		1,548,275,043

Fixed Income Funds - 46.6%
CoreAlpha Bond Master Portfolio	$1,168,274,184	1,168,274,184
iShares TIPS Bond ETF (b)	1,663,580	$188,966,052

		1,357,240,236

Short-Term Securities - 1.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.16% (c)	5,821,345	5,821,345
BlackRock Cash Funds: Prime, SL Agency Shares, 0.15% (c)(d)	31,270,152	31,270,152

		37,091,497

Total Affiliated Investment Companies
(Cost - $2,721,026,154*) - 101.0%		2,942,606,776
Liabilities in Excess of Other Assets - (1.0)%		(28,248,982)

Net Assets - 100.0%		$2,914,357,794

*	As of March 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$2,726,765,575

Gross unrealized appreciation	$251,734,320
Gross unrealized depreciation	(35,893,119)

Net unrealized appreciation	$215,841,201

82

LIFEPATH 2020 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

March 31, 2015

(Unaudited)

Notes to Schedule of Investments

(a)	During the period ended March 31, 2015, investments in issuers considered to be an affiliate of LifePath Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2014	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at March 31, 2015	Value at March 31, 2015	Net Income (Loss)	Realized Gain (Loss)

Active Stock Master Portfolio	$627,945,748	—		$(152,780,524)[1]	$475,165,224	$475,165,224	$2,678,524	$46,619,195
BlackRock Cash Funds: Institutional, SL Agency Shares	5,279,010	$542,335	[2]	—	5,821,345	$5,821,345	$2,016	—
BlackRock Cash Funds: Prime, SL Agency Shares	6,776,550	24,493,602	[2]	—	31,270,152	$31,270,152	41,758	—
BlackRock Commodity Strategies Fund	12,567,336	94,304		—	12,661,640	$96,734,928	—	—
BlackRock Emerging Markets Fund, Inc.	4,505,579	29,304		(70,600)	4,464,283	$86,874,951	—	$(19,062)
CoreAlpha Bond Master Portfolio	$1,143,592,277	$24,681,907	[2]	—	$1,168,274,184	$1,168,274,184	$8,173,526	$(4,591,192)
International Tilts Master Portfolio	$282,798,820	$31,856,312	[2]	—	$314,655,132	$314,655,132	$(1,433,932)	$(641,095)
iShares Cohen & Steers REIT ETF	498,805	4,172		(45,400)	457,577	$46,274,762	$331,643	$2,158,310
iShares International Developed Real Estate ETF	1,382,421	11,406		(121,000)	1,272,827	$39,521,278	$233,075	$590,743
iShares MSCI Canada ETF	967,873	8,588		—	976,461	$26,540,210	—	—
iShares MSCI EAFE Small- Cap ETF	881,531	7,183		(17,000)	871,714	$43,123,691	—	$76,343
iShares TIPS Bond ETF	1,673,332	23,748		(33,500)	1,663,580	$188,966,052	—	$(100,416)
Master Small Cap Index Series	$99,172,892	$3,048,549	[2]	—	$102,221,441	$102,221,441	$268,016	$(847,823)
Russell 1000® Index Master Portfolio	$176,865,168	$140,298,258	[2]	—	$317,163,426	$317,163,426	$799,896	$1,005,804

1 Represents net shares/beneficial interest sold.

2 Represents net shares/beneficial interest purchased.

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	All or a portion of security was purchased with the cash collateral from loaned securities.

83

LIFEPATH 2020 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (concluded)

March 31, 2015

(Unaudited)

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 - unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the LifePath Master Portfolio has the ability to access

•

Level 2 - other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market- corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Master Portfolio’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the LifePath Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the LifePath Master Portfolio’s policy regarding valuation of investments, refer to the LifePath Master Portfolio’s most recent financial statements as contained in its annual report.

As of March 31, 2015, the following table summarizes the LifePath Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Affiliated Investment Companies	$565,127,369	$2,377,479,407	—	$2,942,606,776

LifePath Master Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of March 31, 2015, collateral on securities loaned at value of $31,270,152 are categorized as Level 2 within the disclosure hierarchy.

During the period ended March 31, 2015, there were no transfers between levels.

84

LIFEPATH 2030 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

March 31, 2015

(Percentages shown are based on Net Assets)

(Unaudited)

Affiliated Investment Companies (a)	Shares/Beneficial Interest	Value
Equity Funds - 74.7%
Active Stock Master Portfolio	$640,073,320	$640,073,320
BlackRock Commodity Strategies Fund	12,451,334	95,128,193
BlackRock Emerging Markets Fund, Inc.	5,910,732	115,022,839
International Tilts Master Portfolio	$428,970,589	428,970,589
iShares Cohen & Steers REIT ETF (b)	1,126,937	113,967,139
iShares International Developed Real Estate ETF (b)	3,114,831	96,715,503
iShares MSCI Canada ETF (b)	1,345,103	36,559,899
iShares MSCI EAFE Small-Cap ETF	1,192,652	59,000,494
Master Small Cap Index Series	$74,587,337	74,587,337
Russell 1000® Index Master Portfolio	$415,408,875	415,408,875

		2,075,434,188

Fixed Income Funds - 25.0%
CoreAlpha Bond Master Portfolio	$627,495,928	627,495,928
iShares TIPS Bond ETF (b)	595,996	$67,699,186

		695,195,114

Short-Term Securities - 1.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.16% (c)	5,567,413	5,567,413
BlackRock Cash Funds: Prime, SL Agency Shares, 0.15% (c)(d)	27,891,037	27,891,037

		33,458,450

Total Affiliated Investment Companies
(Cost - $2,557,662,214*) - 100.9%		2,804,087,752
Liabilities in Excess of Other Assets - (0.9)%		(25,747,564)

Net Assets - 100.0%		$2,778,340,188

*	As of March 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$2,565,151,749

Gross unrealized appreciation	$274,433,166
Gross unrealized depreciation	(35,497,163)

Net unrealized appreciation	$238,936,003

85

LIFEPATH 2030 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

March 31, 2015

(Unaudited)

Notes to Schedule of Investments

(a)	During the period ended March 31, 2015, investments in issuers considered to be an affiliate of LifePath Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2014	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at March 31, 2015	Value at March 31, 2015	Net Income (Loss)	Realized Gain (Loss)
Active Stock Master Portfolio	$732,007,711	—		$(91,934,391)[1]	$640,073,320	$640,073,320	$3,132,946	$55,067,051
BlackRock Cash Funds: Institutional, SL Agency Shares	5,873,387	—		(305,974)[1]	$5,567,413	$5,567,413	$2,116	—
BlackRock Cash Funds: Prime, SL Agency Shares	8,407,500	19,483,537	[2]	—	27,891,037	$27,891,037	55,929	—
BlackRock Commodity Strategies Fund	12,540,270	598,237		(687,173)	12,451,334	$95,128,193	—	$(1,965,314)
BlackRock Emerging Markets Fund, Inc.	6,115,000	89,928		(294,196)	5,910,732	$115,022,839	—	$(173,359)
CoreAlpha Bond Master Portfolio	$591,843,692	$35,652,236	[2]	—	$627,495,928	$627,495,928	$4,263,533	$(2,384,292)
International Tilts Master Portfolio	$378,538,181	$50,432,408	[2]	—	$428,970,589	$428,970,589	$(1,922,600)	$(860,057)
iShares Cohen & Steers REIT ETF	1,164,738	54,729		(92,530)	1,126,937	$113,967,139	$776,872	$2,453,179
iShares International Developed Real Estate ETF	3,234,964	95,767		(215,900)	3,114,831	$96,715,503	$533,495	$95,080
iShares MSCI Canada ETF	1,320,806	24,297		—	1,345,103	$36,559,899	—	—
iShares MSCI EAFE Small- Cap ETF	1,198,374	19,278		(25,000)	1,192,652	$59,000,494	—	$74,941
iShares TIPS Bond ETF	587,067	17,729		(8,800)	595,996	$67,699,186	—	$19,478
Master Small Cap Index Series	$75,431,704	—		(844,367)[1]	$74,587,337	$74,587,337	$204,004	$(643,897)
Russell 1000® Index Master Portfolio	$325,759,398	$89,649,477	[2]	—	$415,408,875	$415,408,875	$1,477,727	$1,866,379

1 Represents net shares/beneficial interest sold.

2 Represents net shares/beneficial interest purchased.

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	All or a portion of security was purchased with the cash collateral from loaned securities.

86

LIFEPATH 2030 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (concluded)

March 31, 2015

(Unaudited)

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 - unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the LifePathMaster Portfolio has the ability to access

•

Level 2 - other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market- corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Master Portfolio’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the LifePath Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the LifePath Master Portfolio’s policy regarding valuation of investments, refer to the LifePath Master Portfolio’s most recent financial statements as contained in its annual report.

As of March 31, 2015, the following table summarizes the LifePath Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Affiliated Investment Companies	$617,551,703	$2,186,536,049	—	$2,804,087,752

LifePath Master Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of March 31, 2015, collateral on securities loaned at value of $27,891,037 are categorized as Level 2 within the disclosure hierarchy.

During the period ended March 31, 2015, there were no transfers between levels.

87

LIFEPATH 2040 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

March 31, 2015

(Percentages shown are based on Net Assets)

(Unaudited)

Affiliated Investment Companies (a)	Shares/Beneficial Interest	Value
Equity Funds - 93.4%
Active Stock Master Portfolio	$570,749,574	$570,749,574
BlackRock Commodity Strategies Fund	10,023,447	76,579,133
BlackRock Emerging Markets Fund, Inc.	5,762,078	112,130,040
International Tilts Master Portfolio	$418,439,085	418,439,085
iShares Cohen & Steers REIT ETF (b)	1,369,009	138,447,880
iShares International Developed Real Estate ETF	3,777,171	117,281,160
iShares MSCI Canada ETF (b)	1,301,655	35,378,983
iShares MSCI EAFE Small-Cap ETF (b)	1,156,773	57,225,560
Master Small Cap Index Series	$50,083,511	50,083,511
Russell 1000® Index Master Portfolio	$433,132,387	433,132,387

		2,009,447,313

Fixed Income Funds - 6.4%
CoreAlpha Bond Master Portfolio	$138,428,157	138,428,157

Short-Term Securities - 1.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.16% (c)	4,659,098	$4,659,098
BlackRock Cash Funds: Prime, SL Agency Shares, 0.15% (c)(d)	32,731,834	32,731,834

		37,390,932

Total Affiliated Investment Companies		2,185,266,402
(Cost - $1,968,172,899*) - 101.5%
Liabilities in Excess of Other Assets - (1.5)%		(32,331,104)

Net Assets - 100.0%		$2,152,935,298

*	As of March 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,972,996,623

Gross unrealized appreciation	$239,405,993
Gross unrealized depreciation	(27,136,214)

Net unrealized appreciation	$212,269,779

88

LIFEPATH 2040 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

March 31, 2015

(Unaudited)

Notes to Schedule of Investments

(a)	During the period ended March 31, 2015, investments in issuers considered to be an affiliate of LifePath Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2014	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at March 31, 2015	Value at March 31, 2015	Net Income (Loss)	Realized Gain (Loss)
Active Stock Master Portfolio	$617,793,419	—		$(47,043,845)[1]	$570,749,574	$570,749,574	$2,650,874	$46,795,872
BlackRock Cash Funds: Institutional, SL Agency Shares	4,210,819	448,279	[2]	—	4,659,098	$4,659,098	$1,786	—
BlackRock Cash Funds: Prime, SL Agency Shares	16,314,800	16,417,034	[2]	—	32,731,834	32,731,834	51,193	—
BlackRock Commodity Strategies Fund	10,188,103	650,696		(815,352)	10,023,447	$76,579,133	—	$(2,331,205)
BlackRock Emerging Markets Fund, Inc.	5,989,668	127,458		(355,048)	5,762,078	$112,130,040	—	$(216,469)
CoreAlpha Bond Master Portfolio	$124,444,002	$13,984,155	[2]	—	$138,428,157	$138,428,157	$896,702	$(503,122)
International Tilts Master Portfolio	$367,981,472	$50,457,613	[2]	—	$418,439,085	$418,439,085	$(1,869,088)	$(835,373)
iShares Cohen & Steers REIT ETF	1,402,976	76,183		(110,150)	1,369,009	$138,447,880	$935,229	$2,880,571
iShares International Developed Real Estate ETF	3,883,740	140,031		(246,600)	3,777,171	$117,281,160	$641,768	$84,285
iShares MSCI Canada ETF	1,285,655	33,700		(17,700)	1,301,655	$35,378,983	—	$(89,281)
iShares MSCI EAFE Small-Cap ETF	1,170,755	21,318		(35,300)	1,156,773	$57,225,560	—	$113,069
Master Small Cap Index Series	$50,915,660	—		$(832,149)[1]	$50,083,511	$50,083,511	$138,686	(437,539)
Russell 1000® Index Master Portfolio	$379,569,351	$53,563,036	[2]	—	$433,132,387	$433,132,387	$1,725,446	$2,182,411

1 Represents net shares/beneficial interest sold.

2 Represents net shares/beneficial interest purchased.

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	All or a portion of security was purchased with the cash collateral from loaned securities.

89

LIFEPATH 2040 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (concluded)

March 31, 2015

(Unaudited)

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 - unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the LifePath Master Portfolio has the ability to access

•

Level 2 - other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market- corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Master Portfolio’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the LifePath Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the LifePath Master Portfolio’s policy regarding valuation of investments, refer to the LifePath Master Portfolio’s most recent financial statements as contained in its annual report.

As of March 31, 2015, the following table summarizes the LifePath Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Affiliated Investment Companies	$574,433,688	$1,610,832,714	—	$2,185,266,402

LifePath Master Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of March 31, 2015, collateral on securities loaned at value of $32,731,834 are categorized as Level 2 within the disclosure hierarchy.

During the period ended March 31, 2015, there were no transfers between levels.

90

LIFEPATH 2050 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

March 31, 2015

(Percentages shown are based on Net Assets)

(Unaudited)

Affiliated Investment Companies (a)	Shares/Beneficial Interest	Value
Equity Funds - 98.1%
Active Stock Master Portfolio	$143,106,248	$143,106,248
BlackRock Commodity Strategies Fund	2,235,142	17,076,486
BlackRock Emerging Markets Fund, Inc.	1,348,468	26,241,192
International Tilts Master Portfolio	$99,803,417	99,803,417
iShares Cohen & Steers REIT ETF	337,877	34,169,501
iShares International Developed Real Estate ETF	932,123	28,942,419
iShares MSCI Canada ETF (b)	306,105	8,319,934
iShares MSCI EAFE Small-Cap ETF	268,683	13,291,748
Master Small Cap Index Series	$11,673,859	11,673,859
Russell 1000® Index Master Portfolio	$86,970,205	86,970,205

		469,595,009

Fixed Income Funds - 1.5%
CoreAlpha Bond Master Portfolio	$6,834,447	6,834,447

Short-Term Securities - 1.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.16% (c)	1,087,301	$1,087,301
BlackRock Cash Funds: Prime, SL Agency Shares, 0.15% (c)(d)	7,265,131	7,265,131

		8,352,432

Total Affiliated Investment Companies
(Cost - $444,390,079*) - 101.3%		484,781,888
Liabilities in Excess of Other Assets - (1.3)%		(6,118,338)

Net Assets - 100.0%		$478,663,550

*	As of March 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$445.361.748

Gross unrealized appreciation	$44,842,093
Gross unrealized depreciation	(5,421,953)

Net unrealized appreciation	$39,420,140

91

LIFEPATH 2050 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (continued)

March 31, 2015

(Unaudited)

Notes to Schedule of Investments

(a)	During the period ended March 31, 2015, investments in issuers considered to be an affiliate of LifePath Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2014	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at March 31, 2015	Value at March 31, 2015	Net Income (Loss)	Realized Gain (Loss)

Active Stock Master Portfolio	$147,719,967	—		$(4,613,719)[1]	$143,106,248	$143,106,248	$650,071	$11,657,613
BlackRock Cash Funds: Institutional, SL Agency Shares	1,215,707	—		(128,406)[1]	1,087,301	$1,087,301	$471	—
BlackRock Cash Funds: Prime, SL Agency Shares	2,950,000	4,315,131		—	7,265,131	7,265,131	11,645	—
BlackRock Commodity Strategies Fund	2,193,346	228,708		(186,912)	2,235,142	$17,076,486	—	$(534,565)
BlackRock Emerging Markets Fund, Inc.	1,329,101	86,295		(66,928)	1,348,468	$26,241,192	—	$(45,240)
CoreAlpha Bond Master Portfolio	$4,957,761	$1,876,686	[2]	—	$6,834,447	$6,834,447	$36,795	$(20,539)
International Tilts Master Portfolio	$81,873,561	$17,929,856	[2]	—	$99,803,417	$99,803,417	$(437,262)	$(176,997)
iShares Cohen & Steers REIT ETF	327,853	35,824		(25,800)	337,877	$34,169,501	$229,426	$571,687
iShares International Developed Real Estate ETF	901,660	82,163		(51,700)	932,123	$28,942,419	$157,168	$(48,130)
iShares MSCI Canada ETF	285,386	21,319		(600)	306,105	$8,319,934	—	$(1,545)
iShares MSCI EAFE Small- Cap ETF	260,026	13,857		(5,200)	268,683	$13,291,748	—	$(9,538)
Master Small Cap Index Series	$11,565,177	$108,682	[2]	—	$11,673,859	$11,673,859	$31,843	$(100,323)
Russell 1000® Index Master Portfolio	$69,086,943	$17,883,262	[2]	—	$86,970,205	$86,970,205	$325,529	$414,497

1 Represents net shares/beneficial interest sold.

2 Represents net shares/beneficial interest purchased.

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	All or a portion of security was purchased with the cash collateral from loaned securities.

92

LIFEPATH 2050 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (concluded)

March 31, 2015

(Unaudited)

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 - unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the LifePath Master Portfolio has the ability to access

•

Level 2 - other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market- corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the LifePath Master Portfolio’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the LifePath Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the LifePath Master Portfolio’s policy regarding valuation of investments, refer to the LifePath Master Portfolio’s most recent financial statements as contained in its annual report.

As of March 31, 2015, the following table summarizes the LifePath Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Affiliated Investment Companies	$136,393,712	$348,388,176	—	$484,781,888

LifePath Master Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of March 31, 2015, collateral on securities loaned at value of $7,265,131 are categorized as Level 2 within the disclosure hierarchy.

During the period ended March 31, 2015, there were no transfers between levels.

93

Pursuant to Securities and Exchange Commission Staff guidance contained in Letter to Chief Financial Officers from Lawrence A. Friend, dated November 7, 1997, “Investment Co. Accounting Guidance,” the foregoing State Farm Mutual Fund Trust Schedules of Investments included as Item 1 on this Form N-Q, includes the schedules of investments and notes to schedules of investments of five series of Master Investment Portfolio (MIP). MIP is unaffiliated with registrant and neither registrant nor the certifying officers to this Form N-Q have any control over the preparation or content of the information included in MIP’s schedules of investments and notes to schedules of investments included herein.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer evaluated the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report (the “Evaluation Date”), and based on their evaluation as of the Evaluation Date of these controls and procedures as required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934
(17 CFR 240.13a-15(b) or 240.15d-15(b)) (as applicable), concluded that the registrant’s disclosure controls and procedures are effective.

(b) No change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
(17 CFR 270.30a-3(d))) occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Farm Mutual Fund Trust

By	/s/ Michael L. Tipsord
Michael L. Tipsord
President

Date	May 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael L. Tipsord
Michael L. Tipsord
President

Date	May 28, 2015

By	/s/ Paul J. Smith
Paul J. Smith
Senior Vice President and Treasurer

Date	May 28, 2015